UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22001

TDX Independence Funds, Inc.

(Exact name of Registrant as specified in charter)

420 Lexington Avenue,
Suite 2550
New York, New York 10170

(Address of principal executive offices) (Zip code)

David M. Kelley
TDX Independence Funds, Inc.
420 Lexington Avenue
Suite 2550
New York, New York 10170

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 667-7400

Date of fiscal year end: May 31, 2010

Date of reporting period: November 30, 2009

Explanatory Note: This amendment to the Form N-CSR of TDX Independence Funds, Inc. (the “Company”) for the period ended November 30, 2009 is being filed to supplement certain information contained in the Company’s Semi-Annual Report to shareholders that was included in the Company’s original Form N-CSR filing made on February 5, 2010, as provided.

Item 1. Report to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

TDX Independence Funds, Inc.
(the “Company”)

TDX Independence 2010 Exchange-Traded Fund
TDX Independence 2020 Exchange-Traded Fund
TDX Independence 2030 Exchange-Traded Fund
TDX Independence 2040 Exchange-Traded Fund
TDX Independence In-Target Exchange-Traded Fund
(each, a “Fund” and together, the “Funds”)

Supplement to the Company’s Semi-Annual Report for the Period Ended November 30, 2009

PERFORMANCE SUMMARY

With respect to the Performance Summaries for each Fund, which appear on pages 2, 4, 6, 8 and 10 of the Company’s Semi-Annual Report, the Company hereby amends the performance charts to include the average annual total returns for the Funds as follows:

TDX Independence 2010 Exchange-Traded Fund (TDD)

Performance as of 11/30/09

	Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	12.46%	14.75%	9.51%	20.10%
Since Inception[1]	-0.91%	-0.64%	-2.62%	1.72%

	Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
Six Month	7.47%	5.61%	6.39%	11.08%
One Year	12.46%	14.75%	9.51%	20.10%
Since Inception[1]	-1.96%	-1.38%	-5.60%	3.77%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”). “Average Annual Total Return” represents the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Return” represents the total change in value of an investment over the period(s) indicated.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2009, as disclosed in the most recent prospectus dated September 28, 2009, was 1.70%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/10.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each Dow Jones Target Date Index allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions or the redemption of Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the Fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

TDX Independence 2020 Exchange-Traded Fund (TDH)

Performance as of 11/30/09

	Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	22.54%	21.95%	19.48%	25.40%
Since Inception[1]	-6.18%	-7.17%	-7.99%	-3.52%

	Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
Six Month	15.46%	14.62%	14.74%	13.70%
One Year	22.54%	21.95%	19.48%	25.40%
Since Inception[1]	-12.89%	-14.90%	-16.50%	-7.48%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”). “Average Annual Total Return” represents the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Return” represents the total change in value of an investment over the period(s) indicated.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2009, as disclosed in the most recent prospectus dated September 28, 2009, was 1.60%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/10.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the

Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each Dow Jones Target Date Index allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions or the redemption of Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the Fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

TDX Independence 2030 Exchange-Traded Fund (TDN)

Performance as of 11/30/09

	Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	23.68%	24.57%	22.39%	31.92%
Since Inception[1]	-11.89%	-12.03%	-12.46%	-7.80%

	Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
Six Month	17.67%	21.94%	17.80%	16.85%
One Year	23.68%	24.57%	22.39%	31.92%
Since Inception[1]	-23.96%	-24.26%	-25.05%	-16.13%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”). “Average Annual Total Return” represents the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Return” represents the total change in value of an investment over the period(s) indicated.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2009, as disclosed in the most recent prospectus dated September 28, 2009, was 1.62%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/10.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each Dow Jones Target Date Index allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions or the redemption of Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the Fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

TDX Independence 2040 Exchange-Traded Fund (TDV)

Performance as of 11/30/09

	Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	25.29%	27.97%	24.17%	35.75%
Since Inception[1]	-13.48%	-13.42%	-14.75%	-9.97%

	Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
Six Month	18.83%	17.58%	19.25%	18.69%
One Year	25.29%	27.97%	24.17%	35.75%
Since Inception[1]	-26.90%	-26.82%	-29.24%	-20.36%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”). “Average Annual Total Return” represents the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Return” represents the total change in value of an investment over the period(s) indicated.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2009, as disclosed in the most recent prospectus dated September 28, 2009, was 1.65%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/10.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each Dow Jones Target Date Index allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions or the redemption of Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the Fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

TDX Independence In-Target Exchange-Traded Fund (TDX)

Performance as of 11/30/09

	Average Annual Total Return
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	7.13%	7.01%	3.63%	17.02%
Since Inception[1]	2.25%	1.13%	-0.28%	4.62%

	Cumulative Total Return
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
Six Month	4.72%	3.01%	3.23%	9.75%
One Year	7.13%	7.01%	3.63%	17.02%
Since Inception[1]	4.93%	2.45%	-0.60%	10.28%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”). “Average Annual Total Return” represents the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Return” represents the total change in value of an investment over the period(s) indicated.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2009, as disclosed in the most recent prospectus dated September 28, 2009, was 1.66%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/10.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each Dow Jones Target Date Index allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions or the redemption of Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the Fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

SEMI-ANNUAL REPORT

November 30, 2009
       Unaudited

TDX Independence Funds, Inc.

TDX Independence 2010 Exchange-Traded Fund

TDX Independence 2020 Exchange-Traded Fund

TDX Independence 2030 Exchange-Traded Fund

TDX Independence 2040 Exchange-Traded Fund

TDX Independence In-Target Exchange-Traded Fund

TDX Independence Funds, Inc.

This Page is Intentionally Left Blank

TO OUR SHAREHOLDERS:

     We are pleased to present this Semi-Annual Report for TDX Independence Funds, Inc., which covers the six month period from June 1, 2009 through November 30, 2009.

     During those six months, the five series of TDX Independence Exchange-Traded Funds (each, a “Fund,” and together, the “Funds”) have recouped some of their declines as the market has rebounded from the lows experienced in the first half of 2009.

     While all of the Funds showed increases, those with the greatest equity percentages in their holdings – the TDX Independence 2030 and 2040 Exchange-Traded Funds – showed the greatest increases, at 19% and 17%, respectively.

     As of November 30, 2009, assets under management for the Funds totaled $170 million, representing a 25% increase from the $136 million reported on May 31, 2009. The increase in assets is due primarily to the rally in the markets which began in March of 2009.

     As previously disclosed, TDAM USA Inc. (“TDAM”) has replaced Mellon Capital Management Corporation (“MCM”) as an investment sub-advisor to the Funds. So far the transition has been smooth, and we are pleased to have an organization of TDAM’s capabilities and breadth of experience to serve as a sub-advisor to the Funds.

     As you know, each Fund tracks an underlying index (designed by Zacks Investment Research) of approximately 500 securities comprised of equities (domestic and international) and fixed income securities. As each Fund approaches its target date, portfolio weightings automatically shift from a greater proportion of assets in equities to a greater proportion in fixed income securities. Upon reaching the target date, each Fund will have a conservative allocation (i.e., almost entirely in fixed income securities). Over the next five years, allocations shift from conservative to more moderately-conservative allocations and thereafter remain static.

     We take great pride in these products and thank you for your continued support.

     Very truly yours,

Jeffrey L. Feldman Chairman	David M. Kelley President & Chief Executive Officer

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2010 Exchange-Traded Fund (TDD)

The TDX Independence 2010 Exchange-Traded Fund commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index.

The Zacks 2010 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a “glidepath” designed to prudently maximize capital appreciation at its target date. “Glidepath” refers to the Underlying Index’s asset allocation strategy over time. Gradually, the Underlying Index’s allocation among the different classes of securities will adjust from a more aggressive allocation (emphasizing greater equity exposure) to a more conservative allocation (emphasizing greater fixed income exposure) as the target date approaches. After the target date, allocations shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at the target date.

Performance as of 11/30/09

Cumulative Total Return

	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index

Six Month	7.47%	5.61%	6.39%	11.08%

1 Year	12.46%	14.75%	9.51%	20.10%

Since Inception[1]	-1.96%	-1.38%	-5.60%	3.77%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2009, as disclosed in the most recent prospectus dated September 28, 2009, was 1.70%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/10.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from Inception through November 30, 2009. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

Asset Class Breakdown* as of 11/30/09

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (Continued)

TDX Independence 2010 Exchange-Traded Fund (TDD)(Continued)

Top Ten Holdings2 as of 11/30/09

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets

Exxon Mobil Corp.	2,363	$177,391	0.7%

Microsoft Corp.	4,100	120,580	0.5%

Wal-Mart Stores, Inc.	1,795	97,916	0.4%

Google, Inc., Class A	142	82,786	0.3%

Apple, Inc.	408	81,563	0.3%

Procter & Gamble (The) Co.	1,238	77,188	0.3%

Johnson & Johnson	1,227	77,104	0.3%

AT&T, Inc.	2,827	76,160	0.3%

Chevron Corp.	967	75,466	0.3%

General Electric Co.	4,650	74,492	0.3%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets

U.S. Treasury Note/Bond, 2.00%, 09/30/10	$1,890,000	$1,918,277	8.1%

U.S. Treasury Note/Bond, 1.38%, 04/15/12	1,750,000	1,772,971	7.5%

U.S. Treasury Note/Bond, 4.75%, 05/15/14	1,557,400	1,759,619	7.4%

U.S. Treasury Note/Bond, 3.38%, 07/31/13	1,015,000	1,088,271	4.6%

U.S. Treasury Note/Bond, 2.75%, 07/31/10	1,000,000	1,017,305	4.3%

Fed. Home Loan Mort. Corp., 4.50%, 01/15/13	909,000	994,466	4.2%

Fed. Home Loan Mort. Corp., 3.25%, 02/25/11	902,000	931,742	3.9%

Fed. Natl. Mort. Assoc., 5.00%, 05/11/17	686,000	772,342	3.3%

Goldman Sachs Group, LP, 5.00%, 10/01/14	382,000	406,646	1.7%

Fed. Natl. Mort. Assoc., 5.00%, 04/15/15	349,000	395,106	1.7%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Sector Breakdown* as of 11/30/09

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2020 Exchange-Traded Fund (TDH)

The TDX Independence 2020 Exchange-Traded Fund commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index.

The Zacks 2020 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a “glidepath” designed to prudently maximize capital appreciation at its target date. “Glidepath” refers to the Underlying Index’s asset allocation strategy over time. Gradually, the Underlying Index’s allocation among the different classes of securities will adjust from a more aggressive allocation (emphasizing greater equity exposure) to a more conservative allocation (emphasizing greater fixed income exposure) as the target date approaches. After the target date, allocations shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at the target date.

Performance as of 11/30/09

Cumulative Total Return

	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index

Six Month	15.46%	14.62%	14.74%	13.70%

1 Year	22.54%	21.95%	19.48%	25.40%

Since Inception[1]	-12.89%	-14.90%	-16.50%	-7.48%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2009, as disclosed in the most recent prospectus dated September 28, 2009, was 1.60%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/10.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from Inception through November 30, 2009. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

Asset Class Breakdown* as of 11/30/09

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (Continued)

TDX Independence 2020 Exchange-Traded Fund (TDH)(Continued)

Top Ten Holdings2 as of 11/30/09

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets

Exxon Mobil Corp.	13,564	$1,018,250	2.2%

Microsoft Corp.	23,804	700,075	1.5%

Wal-Mart Stores, Inc.	10,584	577,357	1.2%

Google, Inc, Class A	840	489,719	1.0%

Apple, Inc.	2,298	459,392	1.0%

Procter & Gamble (The) Co.	7,342	457,774	1.0%

AT&T, Inc.	16,976	457,333	1.0%

General Electric Co.	28,353	454,214	1.0%

Johnson & Johnson	7,204	452,700	1.0%

Chevron Corp.	5,565	434,293	0.9%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets

U.S. Treasury Note/Bond, 5.00%, 08/15/11	$1,045,300	$1,126,597	2.4%

U.S. Treasury Note/Bond, 3.38%, 07/31/13	852,800	914,362	1.9%

Fed. Home Loan Mort. Corp., 4.50%, 01/15/13	826,000	903,662	1.9%

U.S. Treasury Note/Bond, 8.13%, 08/15/19	613,100	862,412	1.8%

U.S. Treasury Note/Bond, 4.75%, 05/15/14	756,200	854,388	1.8%

U.S. Treasury Note/Bond, 6.25%, 05/15/30	483,500	629,154	1.3%

U.S. Treasury Note/Bond, 7.63%, 02/15/25	409,700	588,240	1.2%

Fed. Natl. Mort. Assoc., 5.00%, 05/11/17	494,000	556,177	1.2%

Wachovia Corp., 5.25%, 08/01/14	411,000	432,828	0.9%

Fed. Natl. Mort. Assoc., 5.00%, 04/15/15	369,000	417,748	0.9%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Sector Breakdown* as of 11/30/09

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2030 Exchange-Traded Fund (TDN)

The TDX Independence 2030 Exchange-Traded Fund commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index.

The Zacks 2030 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a “glidepath” designed to prudently maximize capital appreciation at its target date. “Glidepath” refers to the Underlying Index’s asset allocation strategy over time. Gradually, the Underlying Index’s allocation among the different classes of securities will adjust from a more aggressive allocation (emphasizing greater equity exposure) to a more conservative allocation (emphasizing greater fixed income exposure) as the target date approaches. After the target date, allocations shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at the target date.

Performance as of 11/30/09

Cumulative Total Return

	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index

Six Month	17.67%	21.94%	17.80%	16.85%

1 Year	23.68%	24.57%	22.39%	31.92%

Since Inception[1]	-23.96%	-24.26%	-25.05%	-16.13%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2009, as disclosed in the most recent prospectus dated September 28, 2009, was 1.62%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/10.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from Inception through November 30, 2009. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

Asset Class Breakdown* as of 11/30/09

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (Continued)

TDX Independence 2030 Exchange-Traded Fund (TDN)(Continued)

Top Ten Holdings2 as of 11/30/09

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets

Exxon Mobil Corp.	14,645	$1,099,400	2.9%

Microsoft Corp.	25,428	747,836	2.0%

Wal-Mart Stores, Inc.	11,467	625,525	1.7%

Google, Inc., Class A	887	517,120	1.4%

Apple, Inc.	2,529	505,572	1.3%

Procter & Gamble (The) Co.	7,975	497,241	1.3%

Johnson & Johnson	7,783	489,084	1.3%

AT&T, Inc.	18,096	487,506	1.3%

Chevron Corp.	6,078	474,327	1.3%

General Electric Co.	29,263	468,792	1.2%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets

U.S. Treasury Note/Bond, 4.38%, 02/15/38	$445,000	$457,793	1.2%

U.S. Treasury Note/Bond, 4.75%, 05/15/14	327,500	370,024	1.0%

U.S. Treasury Note/Bond, 7.50%, 11/15/16	240,600	313,852	0.8%

Cellco Partnership / Verizon Wireless
Capital LLC, 5.55%, 02/01/14	270,000	297,834	0.8%

American Express Co., 4.88%, 07/15/13	248,000	262,260	0.7%

Fed. Natl. Mort. Assoc., 5.00%, 04/15/15	228,000	258,121	0.7%

Fed. Natl. Mort. Assoc., 5.00%, 05/11/17	169,000	190,271	0.5%

U.S. Treasury Note/Bond, 1.75%, 11/15/11	182,400	186,383	0.5%

Exelon Generation Co. LLC, 5.35%, 01/15/14	150,000	161,554	0.4%

Wyeth, 5.50%, 02/01/14	140,000	155,704	0.4%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Sector Breakdown* as of 11/30/09

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2040 Exchange-Traded Fund (TDV)

The TDX Independence 2040 Exchange-Traded Fund commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index.

The Zacks 2040 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a “glidepath” designed to prudently maximize capital appreciation at its target date. “Glidepath” refers to the Underlying Index’s asset allocation strategy over time. Gradually, the Underlying Index’s allocation among the different classes of securities will adjust from a more aggressive allocation (emphasizing greater equity exposure) to a more conservative allocation (emphasizing greater fixed income exposure) as the target date approaches. After the target date, allocations shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at the target date.

Performance as of 11/30/09

Cumulative Total Return

	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index

Six Month	18.83%	17.58%	19.25%	18.69%

1 Year	25.29%	27.97%	24.17%	35.75%

Since Inception[1]	-26.90%	-26.82%	-29.24%	-20.36%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2009, as disclosed in the most recent prospectus dated September 28, 2009, was 1.65%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/10.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from Inception through November 30, 2009. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

Asset Class Breakdown* as of 11/30/09

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (Continued)

TDX Independence 2040 Exchange-Traded Fund (TDV)(Continued)

Top Ten Holdings2 as of 11/30/09

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets

Exxon Mobil Corp.	15,999	$1,201,045	3.3%

Microsoft Corp.	27,792	817,363	2.2%

Wal-Mart Stores, Inc.	12,549	684,547	1.9%

Google, Inc., Class A	962	560,846	1.5%

Apple, Inc.	2,788	557,349	1.5%

Procter & Gamble (The) Co.	8,658	539,826	1.5%

AT&T, Inc.	19,805	533,548	1.5%

Johnson & Johnson	8,436	530,118	1.5%

Chevron Corp.	6,576	513,191	1.4%

General Electric Co.	31,925	511,439	1.4%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets

U.S. Treasury Note/Bond, 8.13%, 08/15/19	$122,900	$172,877	0.5%

U.S. Treasury Note/Bond, 3.25% 07/31/16	100,100	104,417	0.3%

Goldman Sachs Group (The), Inc., 6.75%, 10/01/37	77,000	79,502	0.2%

U.S. Treasury Note/Bond, 7.63%, 02/15/25	49,600	71,215	0.2%

U.S. Treasury Note/Bond, 5.00%, 05/15/37	54,700	62,050	0.2%

American Express Co., 4.88%, 07/15/13	54,000	57,104	0.2%

Fed. Natl. Mort. Assoc., 5.00%, 04/15/15	48,000	54,341	0.1%

U.S. Treasury Note/Bond, 4.38%, 02/15/38	51,200	52,672	0.1%

Cellco Partnership / Verizon Wireless
Capital LLC, 5.55%, 02/01/14	45,000	49,640	0.1%

U.S. Treasury Note/Bond, 6.25%, 05/15/30	31,800	41,380	0.1%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Sector Breakdown* as of 11/30/09

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence In-Target Exchange-Traded Fund (TDX)

The TDX Independence In-Target Exchange-Traded Fund commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index.

The Zacks In-Target Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Zacks In-Target Lifecycle Index is designed for persons who are at or near their target date and therefore has a conservative allocation (emphasis on greater fixed income exposure). Following inception, allocations began to shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at inception.

Performance as of 11/30/09

Cumulative Total Return

	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index

Six Month	4.72%	3.01%	3.23%	9.75%

1 Year	7.13%	7.01%	3.63%	17.02%

Since Inception[1]	4.93%	2.45%	-0.60%	10.28%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2009, as disclosed in the most recent prospectus dated September 28, 2009, was 1.66%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/10.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from Inception through November 30, 2009. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

Asset Class Breakdown* as of 11/30/09

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (Continued)

TDX Independence In-Target Exchange-Traded Fund (TDX)(Continued)

Top Ten Holdings2 as of 11/30/09

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets

Exxon Mobil Corp.	2,431	$182,495	0.7%

Microsoft Corp.	4,246	124,876	0.5%

Wal-Mart Stores, Inc.	1,919	104,680	0.4%

Google, Inc., Class A	147	85,701	0.3%

Apple, Inc.	421	84,162	0.3%

AT&T, Inc.	2,999	80,792	0.3%

Procter & Gamble (The) Co.	1,285	80,120	0.3%

Johnson & Johnson	1,270	79,806	0.3%

General Electric Co.	4,954	79,362	0.3%

Chevron Corp.	995	77,650	0.3%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets

U.S. Treasury Note/Bond, 3.50%, 02/15/10	$4,337,400	$4,369,253	17.1%

U.S. Treasury Note/Bond, 5.13%, 06/30/11	2,050,000	2,201,028	8.6%

U.S. Treasury Note/Bond, 3.88%, 07/15/10	1,866,400	1,909,708	7.5%

U.S. Treasury Note/Bond, 4.75%, 05/15/14	1,332,600	1,505,630	5.9%

U.S. Treasury Note/Bond, 4.50%, 05/15/10	1,398,400	1,426,533	5.6%

U.S. Treasury Note/Bond, 5.00%, 02/15/11	1,305,000	1,379,171	5.4%

U.S. Treasury Note/Bond, 4.88%, 04/30/11	1,114,800	1,185,564	4.6%

U.S. Treasury Note/Bond, 3.50%, 12/15/09	1,050,000	1,051,600	4.1%

U.S. Treasury Note/Bond, 4.88%, 05/31/11	750,000	800,508	3.1%

U.S. Treasury Note/Bond, 2.00%, 02/28/10	590,000	592,951	2.3%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Sector Breakdown* as of 11/30/09

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

FEES AND EXPENSES

     As a shareholder of one or more of the various TDX Independence Exchange-Traded Funds (each, a “Fund,” and collectively, the “Funds,” or “TDX Independence Exchange-Traded Funds”), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held through the six month period ended November 30, 2009.

ACTUAL EXPENSES

     The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Annualized Expense Ratio[1] based on the number of days in the period	Expenses Paid During the Period[2] June 1, 2009 to November 30, 2009

TDX Independence 2010 Exchange-Traded Fund
Actual	$1,000.00	$1,074.69	0.65%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29

TDX Independence 2020 Exchange-Traded Fund
Actual	$1,000.00	$1,154.63	0.65%	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29

TDX Independence 2030 Exchange-Traded Fund
Actual	$1,000.00	$1,176.73	0.65%	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29

TDX Independence 2040 Exchange-Traded Fund
Actual	$1,000.00	$1,188.27	0.65%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29

TDX Independence In-Target Exchange-Traded Fund
Actual	$1,000.00	$1,047.17	0.65%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29

1 Amerivest Investment Management, LLC (“Amerivest”), a sub-advisor to the Funds, has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit the Net Annual Operating Expenses for shares of each Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2010. Amerivest is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by Amerivest if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Ratios would have been higher if fees were not reduced by Amerivest.

2 Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 1, 2009 to November 30, 2009. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 365.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND
November 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 21.4%

CONSUMER DISCRETIONARY — 1.9%
Amazon.com, Inc.*	207	$28,133
Ameristar Casinos, Inc.	215	3,737
AutoZone, Inc.*	27	3,992
Bally Technologies, Inc.*	190	7,891
Brown Shoe Co., Inc.	648	6,648
Buckle (The), Inc.	179	4,894
Carter’s, Inc.*	199	4,328
Cinemark Holdings, Inc.	418	5,288
Collective Brands, Inc.*	300	5,802
Columbia Sportswear Co.	126	4,841
Comcast Corp., Class A	1,393	20,435
Cooper Tire & Rubber Co.	100	1,792
Corinthian Colleges, Inc.*	372	5,513
Daimler AG (Germany)	210	10,631
DIRECTV, Class A*	464	14,676
Eastman Kodak Co.*	700	2,835
Ethan Allen Interiors, Inc.	403	4,679
Ford Motor Co.*	1,371	12,188
Fossil, Inc.*	257	7,928
Hennes & Mauritz AB, B Shares (Sweden)	128	7,551
Home Depot (The), Inc.	802	21,943
HONDA MOTOR Co. Ltd. (Japan)	502	15,734
Iconix Brand Group, Inc.*	257	2,894
J. Crew Group, Inc.*	236	10,098
Jack in the Box, Inc.*	209	3,902
Knology, Inc.*	589	5,808
Las Vegas Sands Corp.*	200	3,064
LVMH Moet Hennessy Louis
Vuitton SA (France)	67	6,977
Marcus Corp.	410	5,080
McDonald’s Corp.	525	33,207
Men’s Wearhouse (The), Inc.	202	4,121
News Corp., Class A	912	10,452
Nissan Motor Co. Ltd. (Japan)	645	4,687
Omnicom Group, Inc.	151	5,545
Panasonic Corp. (Japan)	555	7,158
Rent-A-Center, Inc.*	247	4,369
Sony Corp. (Japan)	303	8,178
Talbots (The), Inc.*	1,124	7,430
Target Corp.	372	17,320
Time Warner, Inc.	558	17,142
Toyota Motor Corp. (Japan)	707	28,232
Tractor Supply Co.*	120	5,603
Tupperware Brands Corp.	225	10,474
Vail Resorts, Inc.*	137	5,314
Vivendi (France)	321	9,248
Volcom, Inc.*	375	5,888
Volkswagen AG (Germany)	19	2,339
Walt Disney (The) Co.	837	25,294
Warnaco Group (The), Inc.*	168	6,839

		458,122

CONSUMER STAPLES — 2.1%
Anheuser-Busch Inbev NV (Belgium)	168	8,384
B&G Foods, Inc., Class A	585	5,008
Boston Beer (The) Co., Inc., Class A*	153	6,440

	Number of Shares	Value

CONSUMER STAPLES (Continued)
British American Tobacco PLC
(United Kingdom)	447	$13,549
Campbell Soup Co	167	5,840
Carrefour SA (France)	156	7,569
Casey’s General Stores, Inc.	175	5,353
Coca-Cola (The) Co.	995	56,914
CVS Caremark Corp.	692	21,459
Diageo PLC (United Kingdom)	595	10,009
Fresh Del Monte Produce, Inc.
(Cayman Islands)*	183	3,977
Imperial Tobacco Group PLC
(United Kingdom)	255	7,399
Kraft Foods, Inc., Class A	631	16,772
Lancaster Colony Corp.	90	4,295
Molson Coors Brewing Co., Class B	92	4,159
Nestle SA (Switzerland)	872	41,227
Philip Morris International, Inc.	895	43,041
Prestige Brands Holdings, Inc.*	760	5,297
Procter & Gamble (The) Co.	1,238	77,188
Reckitt Benckiser Group PLC
(United Kingdom)	129	6,563
Ruddick Corp.	187	4,978
Safeway, Inc.	229	5,153
Tesco PLC (United Kingdom)	1,947	13,516
Tootsie Roll Industries, Inc.	196	4,982
Unilever NV (Netherlands)	396	12,131
Unilever PLC (United Kingdom)	312	9,135
Wal-Mart Stores, Inc.	1,795	97,916

		498,254

ENERGY — 2.7%
Arena Resources, Inc.*	162	6,624
ATP Oil & Gas Corp.*	715	11,404
Berry Petroleum Co., Class A	200	5,466
BG Group PLC (United Kingdom)	914	16,545
Bill Barrett Corp.*	180	5,139
BP PLC (United Kingdom)	4,822	45,470
Chevron Corp.	967	75,466
ConocoPhillips	689	35,670
Dril-Quip, Inc.*	147	7,939
ENI S.p.A (Italy)	687	17,019
Exxon Mobil Corp.	2,363	177,391
General Maritime Corp. (Marshall Islands)	561	3,966
ION Geophysical Corp.*	2,045	11,125
Matrix Service Co.*	463	3,963
Murphy Oil Corp.	106	5,977
Nordic American Tanker Shipping Ltd.
(Bermuda)	161	5,147
Occidental Petroleum Corp.	386	31,185
Peabody Energy Corp.	151	6,713
Repsol YPF SA (Spain)	203	5,577
Royal Dutch Shell PLC, Class A
(United Kingdom)	965	28,514
Royal Dutch Shell PLC, Class B
(United Kingdom)	744	21,208
Schlumberger Ltd. (Netherlands Antilles)	562	35,906
Southwestern Energy Co.*	372	16,353

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Number of Shares	Value
ENERGY (Continued)
StatoilHydro ASA (Norway)	338	$8,273
Total SA (France)	578	35,761
Woodside Petroleum Ltd. (Australia)	136	6,069
World Fuel Services Corp.	116	6,169

		636,039

FINANCIALS — 4.0%
Aflac, Inc.	478	22,002
Alexander’s, Inc. REIT*	19	5,292
Allianz SE (Germany)	117	14,372
American Campus Communities, Inc. REIT	185	4,986
Annaly Capital Management, Inc. REIT	527	9,702
Assicurazioni Generali S.p.A (Italy)	291	7,519
Australia & New Zealand Banking
Group Ltd. (Australia)	464	9,408
AXA (France)	384	9,149
Banco Bilbao Vizcaya Argentaria SA
(Spain)	792	14,917
Banco Santander SA (Spain)	1,705	29,207
Bank of America Corp.	3,649	57,837
Bank of New York Mellon (The) Corp.	1,224	32,607
Barclays PLC (United Kingdom)	1,890	9,068
BB&T Corp.	644	16,036
BNP Paribas (France)	206	17,010
Boston Private Financial Holdings, Inc.	842	3,949
Capital One Financial Corp.	407	15,613
Charles Schwab (The) Corp.	1,156	21,189
Commonwealth Bank of Australia
(Australia)	323	15,611
Credit Suisse Group AG (Switzerland)	247	12,790
Delphi Financial Group, Inc., Class A	185	4,044
Deutsche Bank AG (Germany)	135	9,740
Dime Community Bancshares, Inc.	467	5,249
Encore Capital Group, Inc.*	343	5,845
Equity One, Inc. REIT	307	4,958
First Financial Bankshares, Inc.	65	3,366
FirstMerit Corp.	261	5,468
Franklin Resources, Inc.	239	25,819
GAMCO Investors, Inc., Class A	106	4,869
Goldman Sachs Group (The), Inc.	223	37,834
Highwoods Properties, Inc. REIT	260	7,959
HSBC Holdings PLC (United Kingdom)	4,385	50,877
Intesa Sanpaolo S.p.A (Italy)*	2,003	8,676
JPMorgan Chase & Co.	1,704	72,402
Kansas City Life Insurance Co.	170	4,573
KBW, Inc.*	136	3,344
Knight Capital Group, Inc., Class A*	316	4,626
MarketAxess Holdings, Inc.	417	5,192
MFA Financial, Inc. REIT	773	5,852
Mid-America Apartment Communities, Inc.
REIT	108	5,023
Mitsubishi UFJ Financial Group, Inc.
(Japan)	2,992	16,741
Montpelier Re Holdings Ltd. (Bermuda)	286	4,788
Moody’s Corp.	232	5,389
Morgan Stanley	632	19,959
Muenchener Rueckversicherungs-
Gesellschaft AG (Germany)	52	8,153
National Australia Bank Ltd. (Australia)	438	11,474

	Number of Shares	Value
FINANCIALS (Continued)
National Bank of Greece SA ADR (Greece)	974	$5,883
National Financial Partners Corp.*	672	5,873
National Retail Properties, Inc. REIT	289	5,792
NewAlliance Bancshares, Inc.	353	4,158
Nordea Bank AB (Sweden)	751	7,769
Northern Trust Corp.	227	11,237
Omega Healthcare Investors, Inc. REIT	288	5,210
optionsXpress Holdings, Inc.	200	3,060
Platinum Underwriters Holdings Ltd.
(Bermuda)	148	5,223
Potlatch Corp. REIT	145	4,269
ProAssurance Corp.*	109	5,804
Progressive (The) Corp.*	716	12,007
Prosperity Bancshares, Inc.	151	6,014
Riskmetrics Group, Inc.*	223	3,329
SCBT Financial Corp.	187	4,862
Simon Property Group, Inc. REIT	279	20,272
Societe Generale (France)	119	8,377
Standared Chartered PLC
(United Kingdom)	480	11,690
Stifel Financial Corp.*	93	4,996
Sumitomo Mitsui Financial Group, Inc.
(Japan)	203	6,716
Tanger Factory Outlet Centers, Inc. REIT	114	4,475
Tower Group, Inc.	136	3,356
UBS AG (Switzerland)*	843	13,078
UMB Financial Corp.	129	5,070
UniCredito Italiano S.p.A (Italy)	3,773	12,887
Washington Real Estate Investment
Trust REIT	207	5,403
Wells Fargo & Co.	2,098	58,828
Westamerica Bancorp.	98	5,214
Westpac Banking Corp. (Australia)	652	14,407
Westwood Holdings Group, Inc.	111	3,859
Zurich Financial Services AG (Switzerland)	38	8,188

		947,790

HEALTH CARE — 2.0%
Abbott Laboratories	750	40,868
AMERIGROUP Corp.*	195	4,623
AstraZeneca PLC (United Kingdom)	338	15,071
Bayer AG (Germany)	216	16,536
Boston Scientific Corp.*	780	6,529
Bruker Corp.*	672	7,614
Catalyst Health Solutions, Inc.*	178	6,054
Emergency Medical Services Corp.,
Class A*	143	6,900
eResearch Technology, Inc.*	823	4,856
Forest Laboratories, Inc.*	164	5,028
Genzyme Corp.*	137	6,946
GlaxoSmithKline PLC (United Kingdom)	1,204	24,837
Haemonetics Corp.*	98	5,231
Isis Pharmaceuticals, Inc.*	378	4,048
Johnson & Johnson	1,227	77,104
Magellan Health Services, Inc.*	143	5,258
Medicis Pharmaceutical Corp., Class A	237	5,591
Novartis AG (Switzerland)	591	32,809
Novo Nordisk A/S, B Shares (Denmark)	113	7,580

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Number of Shares	Value
HEALTH CARE (Continued)
NuVasive, Inc.*	154	$4,997
Onyx Pharmaceuticals, Inc.*	218	6,237
Owens & Minor, Inc.	159	6,168
Pfizer, Inc.	3,142	57,090
Psychiatric Solutions, Inc.*	214	4,742
Quality Systems, Inc.	110	6,544
Regeneron Pharmaceuticals, Inc.*	309	5,670
Roche Holding AG (Switzerland)	176	28,794
Sanofi-Aventis SA (France)	276	20,851
SIGA Technologies, Inc.*	613	5,548
Sirona Dental Systems, Inc.*	207	6,024
STERIS Corp.	223	7,205
Takeda Pharmaceutical Co. Ltd. (Japan)	226	9,445
Thoratec Corp.*	219	6,524
UnitedHealth Group, Inc.	585	16,772
Zimmer Holdings, Inc.*	126	7,455

		483,549

INDUSTRIALS — 2.2%
A.O. Smith Corp.	102	4,276
ABB Ltd. (Switzerland)	548	10,041
BAE Systems PLC (United Kingdom)	870	4,684
Baldor Electric Co.	173	4,455
Burlington Northern Santa Fe Corp.	346	34,012
C.H. Robinson Worldwide, Inc.	176	9,810
Caterpillar, Inc.	290	16,933
CLARCOR, Inc.	176	5,609
CRA International, Inc.*	183	4,551
Curtiss-Wright Corp.	162	4,611
Dollar Thrifty Automotive Group, Inc.*	280	5,169
East Japan Railway Co. (Japan)	55	3,895
Eaton Corp.	86	5,495
EMCOR Group, Inc.*	251	5,974
Emerson Electric Co.	343	14,204
First Solar, Inc.*	48	5,717
General Dynamics Corp.	187	12,323
General Electric Co.	4,650	74,492
Geo Group (The), Inc.*	200	3,976
GrafTech International Ltd.*	441	6,487
Granite Construction, Inc.	138	4,136
Hawaiian Holdings, Inc.*	712	4,450
Heartland Express, Inc.	319	4,705
Heico Corp.	93	3,483
Heidrick & Struggles International, Inc.	276	7,797
Hutchison Whampoa Ltd. (Hong Kong)	1,000	6,761
JetBlue Airways Corp.*	962	5,301
Knight Transportation, Inc.	298	5,069
Koninklijke (Royal) Philips Electronics NV
(Netherlands)	259	7,083
L.B. Foster Co., Class A*	142	3,888
Lockheed Martin Corp.	175	13,515
Mitsubishi Corp. (Japan)	402	9,100
Mitsui & Co. Ltd. (Japan)	500	6,640
PACCAR, Inc.	185	6,860
Regal-Beloit Corp.	111	5,268
Republic Services, Inc.	188	5,302
Rollins, Inc.	328	5,829
Schneider Electric SA (France)	55	6,019
Seaboard Corp.	4	5,816

	Number of Shares	Value
INDUSTRIALS (Continued)
Siemens AG (Germany)	224	$21,947
Tetra Tech, Inc.*	210	5,531
Union Pacific Corp.	486	30,744
United Parcel Service, Inc., Class B	995	57,182
United Technologies Corp.	390	26,224
Vestas Wind Systems A/S (Denmark)*	54	3,791
Vicor Corp.*	662	5,428
Vinci SA (France)	104	5,750
Waste Management, Inc.	235	7,717
Watsco, Inc.	110	5,518
Watson Wyatt Worldwide, Inc., Class A	161	6,656

		530,224

INFORMATION TECHNOLOGY — 3.9%
3Com Corp.*	1,594	11,748
Accenture PLC, Class A (Ireland)	615	25,240
Anixter International, Inc.*	137	5,921
Apple, Inc.*	408	81,563
Arris Group, Inc.*	449	4,486
CACI International, Inc., Class A*	108	5,013
CANON, Inc. (Japan)	303	11,713
Cass Information Systems, Inc.	131	3,689
Cisco Systems, Inc.*	2,516	58,874
Concur Technologies, Inc.*	178	6,597
Corning, Inc.	764	12,744
Daktronics, Inc.	656	5,556
Digital River, Inc.*	136	3,431
Electro Scientific Industries, Inc.*	391	3,804
EMC Corp.*	947	15,938
Entegris, Inc.*	1,602	6,680
Exar Corp.*	626	4,395
Gartner, Inc.*	341	6,452
Google, Inc., Class A*	142	82,786
Hewlett-Packard Co.	1,106	54,260
Informatica Corp.*	299	6,713
International Business Machines Corp.	582	73,536
IXYS Corp.*	517	3,329
Jack Henry & Associates, Inc.	298	6,809
ManTech International Corp., Class A*	134	5,800
MasterCard, Inc., Class A	125	30,108
Microsemi Corp.*	292	4,447
Microsoft Corp.	4,100	120,580
Moduslink Global Solutions, Inc.*	664	5,365
Nintendo Co. Ltd. (Japan)	25	6,155
Nokia Oyj (Finland)	916	12,061
Oracle Corp.	2,232	49,283
Palm, Inc.*	550	6,001
Parametric Technology Corp.*	433	6,521
Paychex, Inc.	174	5,455
Polycom, Inc.*	290	6,252
Quest Software, Inc.*	339	5,705
Rackspace Hosting, Inc.*	458	8,478
Riverbed Technology, Inc.*	244	4,968
SAP AG (Germany)	231	11,036
Skyworks Solutions, Inc.*	528	6,500
Solera Holdings, Inc.	245	8,565
SRA International, Inc., Class A*	203	3,664
Starent Networks Corp.*	239	8,243

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Number of Shares	Value
INFORMATION TECHNOLOGY (Continued)
Telefonaktiebolaget LM Ericsson, B Shares
(Sweden)	713	$6,835
TIBCO Software, Inc.*	615	5,289
Visa, Inc., Class A	845	68,445
VistaPrint NV (Netherlands)*	146	8,326
Yahoo!, Inc.*	596	8,922

		914,281

MATERIALS — 0.9%
Air Liquide SA (France)	65	7,553
American Vanguard Corp.	482	3,543
Anglo American PLC (United Kingdom)	347	14,823
ArcelorMittal (Luxembourg)	220	8,571
BASF AG (Germany)	226	13,627
BHP Billiton Ltd. (Australia)	856	32,360
BHP Billiton PLC (United Kingdom)	562	17,132
Dow Chemical (The) Co.	541	15,029
E.I. du Pont de Nemours & Co.	425	14,697
NewMarket Corp.	52	5,445
Newmont Mining Corp.	242	12,981
Praxair, Inc.	149	12,222
Rio Tinto PLC (United Kingdom)	331	16,774
Rock-Tenn Co., Class A	135	6,098
Rockwood Holdings, Inc.*	261	5,875
Sensient Technologies Corp.	176	4,460
Shin-Etsu Chemical Co. Ltd. (Japan)	100	5,444
Silgan Holdings, Inc.	135	7,232
Syngenta AG (Switzerland)	27	7,160
Westlake Chemical Corp.	235	6,145

		217,171

TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	2,827	76,160
Deutsche Telekom AG (Germany)	724	10,674
France Telecom SA (France)	493	12,823
Koninklijke (Royal) KPN NV
(Netherlands)	432	7,666
NTT DoCoMo, Inc. (Japan)	4	6,083
Telefonica SA (Spain)	996	28,591
Verizon Communications, Inc.	1,365	42,943
Vodafone Group PLC (United Kingdom)	13,066	29,398

		214,338

UTILITIES — 0.8%
Consolidated Edison, Inc.	272	11,672
E.ON AG (Germany)	495	19,575
Enel S.p.A (Italy)	1,336	7,993
EQT Corp.	161	6,625
Exelon Corp.	679	32,713
FPL Group, Inc.	408	21,204
GDF Suez (France)	301	12,568
Iberdrola SA (Spain)	992	9,413
New Jersey Resources Corp.	138	4,862
Nicor, Inc.	165	6,461
Piedmont Natural Gas Co., Inc.	266	6,304
RWE AG (Germany)	119	10,922
Southern Co.	764	24,517

	Number of Shares	Value
UTILITIES (Continued)
Tokyo Electric Power (The) Co., Inc.
(Japan)	300	$8,114
WGL Holdings, Inc.	180	5,666

		188,609

Total Common Stocks
(Cost $5,236,258)		5,088,377

RIGHTS — 0.0% (a)
FINANCIALS — 0.0% (a)
Fortis Rights, expiring 12/31/14 (Belgium)*
(Cost $0)	654	0

	Principal Amount	Value
CORPORATE BONDS — 28.4%
CONSUMER DISCRETIONARY — 2.1%
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	$105,000	123,014
Daimler Finance North America LLC
7.30%, 1/15/12	102,000	112,246
Home Depot (The), Inc.
5.40%, 3/01/16	178,000	190,014
Viacom, Inc.
6.25%, 4/30/16	70,000	77,382

		502,656

CONSUMER STAPLES — 0.7%
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	52,000	57,781
Kroger (The) Co.
5.50%, 2/01/13	27,000	29,382
Wal-Mart Stores, Inc.
4.55%, 5/01/13	60,000	65,227

		152,390

ENERGY — 2.6%
Anadarko Petroleum Corp.
5.95%, 9/15/16	135,000	147,509
Apache Corp.
5.25%, 4/15/13	55,000	60,143
Enterprise Products Operating LP, Series B
5.60%, 10/15/14	109,000	118,724
Hess Corp.
6.65%, 8/15/11	135,000	146,332
Kinder Morgan Energy Partners LP
6.75%, 3/15/11	60,000	63,896
Spectra Energy Capital LLC
6.25%, 2/15/13	62,000	67,684

		604,288

FINANCIALS — 17.0%
Ameriprise Financial, Inc.
5.35%, 11/15/10	137,000	141,995
Bank of America Corp.
4.50%, 8/01/10	160,000	163,640
4.875%, 1/15/13	27,000	28,187

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Principal Amount	Value
FINANCIALS (Continued)
Boeing Capital Corp. Ltd.
5.80%, 1/15/13	$102,000	$113,209
Boston Properties LP
6.25%, 1/15/13	65,000	70,070
Capital One Financial Corp.
6.15%, 9/01/16	153,000	155,175
Citigroup, Inc.
6.00%, 2/21/12	308,000	325,802
European Investment Bank (Supranational)
4.625%, 5/15/14	205,000	226,411
General Electric Capital Corp., Series A MTN
5.875%, 2/15/12	188,000	203,229
Genworth Financial, Inc.
5.75%, 6/15/14	102,000	95,581
Goldman Sachs Group, LP
5.00%, 10/01/14	382,000	406,646
HSBC Finance Corp.
6.375%, 11/27/12	107,000	117,050
5.50%, 1/19/16	275,000	292,823
International Lease Finance Corp. Series Q MTN
5.75%, 6/15/11	107,000	99,468
John Deere Capital Corp.
7.00%, 3/15/12	102,000	114,777
JPMorgan Chase & Co.
5.75%, 1/02/13	277,000	300,534
Kreditanstalt fuer Wiederaufbau (Germany)
4.25%, 6/15/10	188,000	192,141
Marsh & McLennan Cos., Inc.
5.75%, 9/15/15	38,000	40,748
Merrill Lynch & Co, Inc., Series C MTN
5.00%, 1/15/15	132,000	135,503
MetLife, Inc.
5.00%, 6/15/15	102,000	109,677
Morgan Stanley
5.05%, 1/21/11	100,000	103,593
5.30%, 3/01/13	124,000	132,610
National Rural Utilities Cooperative Finance
Corp., Series C MTN
7.25%, 3/01/12	62,000	69,284
Wachovia Corp.
5.25%, 8/01/14	158,000	166,391
Wells Fargo & Co.
5.00%, 11/15/14	232,000	243,139

		4,047,683

HEALTH CARE — 1.6%
AmerisourceBergen Corp.
5.875%, 9/15/15	102,000	113,887
UnitedHealth Group, Inc.
4.875%, 3/15/15	67,000	70,313
WellPoint, Inc.
5.25%, 1/15/16	95,000	99,117
Wyeth
5.50%, 2/01/14	90,000	100,096

		383,413

INFORMATION TECHNOLOGY — 0.5%
Oracle Corp.
5.25%, 1/15/16	112,000	123,727

	Principal Amount	Value
MATERIALS — 0.9%
Alcoa, Inc.
6.00%, 1/15/12	$60,000	$63,495
BHP Billiton Finance USA Ltd. (Australia)
5.50%, 4/01/14	80,000	89,128
E.I. du Pont de Nemours & Co.
5.25%, 12/15/16	65,000	70,751

		223,374

TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.
5.875%, 2/01/12	145,000	157,492
Cellco Partnership / Verizon Wireless
Capital LLC
5.55%, 2/01/14	105,000	115,824
Embarq Corp.
7.082%, 6/01/16	42,000	46,734
New Cingular Wireless Services, Inc.
7.875%, 3/01/11	94,000	101,697

		421,747

UTILITIES — 1.2%
Constellation Energy Group
4.55%, 6/15/15	44,000	45,122
Dominion Resources, Inc., Series C
5.15%, 7/15/15	157,000	169,841
Exelon Generation Co. LLC
5.35%, 1/15/14	60,000	64,622

		279,585

Total Corporate Bonds
(Amortized Cost $6,395,626)		6,738,863

UNITED STATES GOVERNMENT & AGENCIES
OBLIGATIONS — 47.9%
FEDERAL HOME LOAN MORTGAGE CORP. — 8.9%
3.25%, 2/25/11	902,000	931,742
4.875%, 11/18/11	180,000	194,416
4.50%, 1/15/13	909,000	994,466

		2,120,624

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 4.9%
5.00%, 4/15/15	349,000	395,106
5.00%, 5/11/17	686,000	772,342

		1,167,448

UNITED STATES TREASURY BONDS/NOTES — 34.1%
2.75%, 7/31/10	1,000,000	1,017,305
2.00%, 9/30/10	1,890,000	1,918,277
1.75%, 11/15/11	150,000	153,275
1.375%, 4/15/12	1,750,000	1,772,971
3.375%, 7/31/13	1,015,000	1,088,271
4.75%, 5/15/14	1,557,400	1,759,619
7.50%, 11/15/16	291,300	379,987

		8,089,705

Total United States Government &
Agencies Obligations
(Amortized Cost $10,961,229)		11,377,777

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS — 1.4%
Italy Government International Bond (Italy)
6.00%, 2/22/11	$220,000	$234,293
United Mexican States, Series A MTN (Mexico)
6.375%, 1/16/13	99,000	109,890

Total Sovereign Bonds
(Amortized Cost $330,256)		344,183

Total Investments — 99.1%
(Amortized Cost $22,923,369)		$23,549,200
Other assets less liabilities — 0.9%		214,749

Net Assets — 100.0%		$23,763,949

ADR – American Depositary Receipt
MTN – Medium Term Note.
REIT – Real Estate Investment Trust
* Non-income producing security
(a) Less than 0.1%.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments:

Investments	Level 1	Level 2	Level 3

Common Stocks	$5,088,377	$—	$—
Corporate Bonds	—	6,738,863	—
United States Government
& Agencies Obligations	—	11,377,777	—
Sovereign Bonds	—	344,183	—

Total Investments	$5,088,377	$18,460,823	$—

COUNTRY BREAKDOWN AS OF NOVEMBER 30, 2009 (Unaudited)

	Value	% of Net Assets
United States	$21,221,925	89.3%
United Kingdom	366,262	1.5
Germany	341,693	1.4
Italy	288,387	1.2
Supranational	226,411	1.0
Australia	178,457	0.8
France	159,655	0.7
Switzerland	154,087	0.7
Japan	154,035	0.6
Mexico	109,890	0.5
Netherlands	92,987	0.4
Spain	87,705	0.4
Netherlands Antilles	35,906	0.2
Ireland	25,240	0.1
Sweden	22,155	0.1
Bermuda	15,158	0.1
Finland	12,061	0.1
Denmark	11,371	0.0
Luxembourg	8,571	0.0
Belgium	8,384	0.0
Norway	8,273	0.0
Hong Kong	6,761	0.0
Greece	5,883	0.0
Cayman Islands	3,977	0.0
Marshall Islands	3,966	0.0

Total Investments	23,549,200	99.1
Other assets less liabilities	214,749	0.9

Net Assets	$23,763,949	100.0%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND
November 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 62.6%

CONSUMER DISCRETIONARY — 5.5%
Amazon.com, Inc.*	1,130	$153,578
Ameristar Casinos, Inc.	1,082	18,805
AutoZone, Inc.*	139	20,554
Bally Technologies, Inc.*	972	40,367
Bob Evans Farms, Inc.*	574	14,499
Brown Shoe Co., Inc.	3,322	34,084
Buckle (The), Inc.	893	24,415
California Pizza Kitchen, Inc.*	399	5,011
Carter’s, Inc.*	1,099	23,903
Cinemark Holdings, Inc.	2,196	27,779
Collective Brands, Inc.*	1,218	23,556
Columbia Sportswear Co.	614	23,590
Comcast Corp., Class A	8,057	118,196
Cooper Tire & Rubber Co.	893	16,003
Corinthian Colleges, Inc.*	1,891	28,025
Daimler AG (Germany)	1,199	60,700
DIRECTV, Class A*	2,676	84,642
Dress Barn (The), Inc.*	1,152	24,733
Eastman Kodak Co.*	4,793	19,412
Ethan Allen Interiors, Inc.	1,998	23,197
Ford Motor Co.*	7,660	68,097
Fossil, Inc.*	1,302	40,167
Hennes & Mauritz AB, B Shares (Sweden)	663	39,111
Home Depot (The), Inc.	4,423	121,013
HONDA MOTOR Co. Ltd. (Japan)	2,612	81,867
Iconix Brand Group, Inc.*	1,291	14,537
J. Crew Group, Inc.*	1,192	51,006
Jack in the Box, Inc.*	1,066	19,902
Knology, Inc.*	3,051	30,083
Las Vegas Sands Corp.*	1,698	26,013
Life Time Fitness, Inc.*	734	16,588
LVMH Moet Hennessy Louis Vuitton SA
(France)	359	37,384
Marcus Corp.	2,078	25,746
McDonald’s Corp.	2,952	186,714
Men’s Wearhouse (The), Inc.	989	20,176
News Corp., Class A	4,960	56,842
Nissan Motor Co. Ltd. (Japan)	3,470	25,216
Omnicom Group, Inc.	810	29,743
Panasonic Corp. (Japan)	2,855	36,821
Rent-A-Center, Inc.*	1,196	21,157
Sherwin-Williams (The) Co.	306	18,617
Sony Corp. (Japan)	1,553	41,915
Spartan Motors, Inc.	810	4,196
Talbots (The), Inc.*	5,614	37,109
Target Corp.	2,084	97,031
Time Warner, Inc.	3,115	95,693
Toyota Motor Corp. (Japan)	4,838	193,193
Tractor Supply Co.*	618	28,854
Tupperware Brands Corp.	1,120	52,136
Vail Resorts, Inc.*	658	25,524
Vivendi (France)	1,823	52,522
Volcom, Inc.*	1,864	29,265
Volkswagen AG (Germany)	109	13,419
Walt Disney (The) Co.	4,780	144,452
Warnaco Group (The), Inc.*	840	34,196

		2,601,354

	Number of Shares	Value
CONSUMER STAPLES — 6.2%
Anheuser-Busch Inbev NV (Belgium)	917	$45,763
B&G Foods, Inc. Class A	3,032	25,954
Boston Beer (The) Co., Inc., Class A*	783	32,956
British American Tobacco PLC
(United Kingdom)	2,575	78,051
Campbell Soup Co.	929	32,487
Carrefour SA (France)	887	43,034
Casey’s General Stores, Inc.	915	27,990
Coca-Cola (The) Co.	6,043	345,660
CVS Caremark Corp.	3,883	120,412
Diageo PLC (United Kingdom)	3,400	57,192
Fresh Del Monte Produce, Inc.
(Cayman Islands)*	1,206	26,206
Imperial Tobacco Group PLC
(United Kingdom)	1,430	41,491
Kraft Foods, Inc., Class A	3,602	95,741
Lancaster Colony Corp.	524	25,005
Molson Coors Brewing Co., Class B	471	21,294
Nestle SA (Switzerland)	5,070	239,705
Philip Morris International, Inc.	5,364	257,955
Prestige Brands Holdings, Inc.*	3,904	27,211
Procter & Gamble (The) Co.	7,342	457,774
Reckitt Benckiser Group PLC
(United Kingdom)	813	41,361
Ruddick Corp.	944	25,129
Safeway, Inc.	1,151	25,898
Tesco PLC (United Kingdom)	10,999	76,353
Tootsie Roll Industries, Inc.	1,050	26,691
Unilever NV (Netherlands)	2,268	69,480
Unilever PLC (United Kingdom)	1,788	52,348
Wal-Mart Stores, Inc.	10,584	577,357
Weis Markets, Inc.	470	16,347

		2,912,845

ENERGY — 7.7%
Arena Resources, Inc.*	789	32,262
ATP Oil & Gas Corp.*	3,646	58,154
Berry Petroleum Co., Class A	885	24,187
BG Group PLC (United Kingdom)	5,159	93,385
Bill Barrett Corp.*	886	25,295
BP PLC (United Kingdom)	28,469	268,456
Cal Dive International, Inc.*	1,790	12,995
Chevron Corp.	5,565	434,293
ConocoPhillips	3,976	205,838
Dril-Quip, Inc.*	733	39,589
ENI S.p.A (Italy)	3,877	96,042
Exxon Mobil Corp.	13,564	1,018,250
General Maritime Corp.
(Marshall Islands)	2,763	19,534
Goodrich Petroleum Corp.*	738	16,332
ION Geophysical Corp.*	10,570	57,501
Matrix Service Co.*	2,318	19,842
Murphy Oil Corp.	507	28,590
Nordic American Tanker Shipping Ltd.
(Bermuda)	814	26,024
Occidental Petroleum Corp.	2,324	187,756
Peabody Energy Corp.	678	30,144

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Number of Shares	Value
ENERGY (Continued)
Repsol YPF SA (Spain)	1,109	$30,469
Royal Dutch Shell PLC, Class A
(United Kingdom)	5,459	161,303
Royal Dutch Shell PLC, Class B
(United Kingdom)	4,193	119,525
RPC, Inc.	1,812	17,504
Schlumberger Ltd. (Netherlands Antilles)	3,152	201,381
Southwestern Energy Co.*	2,001	87,964
StatoilHydro ASA (Norway)	1,946	47,632
Total SA (France)	3,296	203,926
Woodside Petroleum Ltd. (Australia)	761	33,958
World Fuel Services Corp.	593	31,536

		3,629,667

FINANCIALS — 11.8%
Aflac, Inc.	2,732	125,754
Alexander’s, Inc. REIT*	99	27,576
Allianz SE (Germany)	674	82,794
American Campus Communities, Inc. REIT	955	25,737
Annaly Capital Management, Inc. REIT	3,056	56,261
Assicurazioni Generali S.p.A (Italy)	1,735	44,829
Australia & New Zealand Banking
Group Ltd. (Australia)	2,705	54,844
AXA (France)	2,629	62,640
Banco Bilbao Vizcaya Argentaria SA
(Spain)	4,556	85,810
Banco Santander SA (Spain)	9,792	167,741
Bank of America Corp.	21,440	339,824
Bank of New York Mellon (The) Corp.	7,196	191,701
Barclays PLC (United Kingdom)	11,203	53,749
BB&T Corp.	3,742	93,176
BNP Paribas (France)	1,431	118,164
Boston Private Financial Holdings, Inc.	4,510	21,152
Capital One Financial Corp.	2,242	86,003
Charles Schwab (The) Corp.	6,922	126,880
Commonwealth Bank of Australia
(Australia)	1,870	90,378
Credit Suisse Group AG (Switzerland)	1,523	78,861
Delphi Financial Group, Inc., Class A	947	20,701
Deutsche Bank AG (Germany)	764	55,121
Dime Community Bancshares, Inc.	2,477	27,841
Encore Capital Group, Inc.*	2,326	39,635
Equity Lifestyle Properties, Inc. REIT	475	22,805
Equity One, Inc. REIT	1,582	25,549
First American Corp.	679	21,544
First Financial Bankshares, Inc.	393	20,350
FirstMerit Corp.	1,511	31,655
Franklin Resources, Inc.	1,461	157,832
GAMCO Investors, Inc., Class A	569	26,134
Goldman Sachs Group (The), Inc.	1,370	232,434
Highwoods Properties, Inc. REIT	1,372	41,997
HSBC Holdings PLC (United Kingdom)	25,196	292,339
Intesa Sanpaolo S.p.A (Italy)*	12,085	52,345
JPMorgan Chase & Co.	9,751	414,319
Kansas City Life Insurance Co.	888	23,887
KBW, Inc.*	718	17,656
Knight Capital Group, Inc., Class A*	1,760	25,766
MarketAxess Holdings, Inc.	2,271	28,274
MFA Financial, Inc. REIT	4,322	32,718

	Number of Shares	Value
FINANCIALS (Continued)
Mid-America Apartment Communities, Inc.
REIT	540	$25,115
Mitsubishi UFJ Financial Group, Inc.
(Japan)	17,188	96,171
Montpelier Re Holdings Ltd. (Bermuda)	1,554	26,014
Moody’s Corp.	1,268	29,456
Morgan Stanley	3,855	121,741
Muenchener Rueckversicherungs-Gesellschaft
AG (Germany)	308	48,290
National Australia Bank Ltd. (Australia)	2,525	66,148
National Bank of Greece SA ADR (Greece)	6,286	37,967
National Financial Partners Corp.*	3,541	30,948
National Retail Properties, Inc. REIT	1,540	30,862
NewAlliance Bancshares, Inc.	2,016	23,748
Nordea Bank AB (Sweden)	4,375	45,257
Northern Trust Corp.	1,382	68,409
Omega Healthcare Investors, Inc. REIT	1,560	28,220
optionsXpress Holdings, Inc.	1,135	17,366
Platinum Underwriters Holdings Ltd.
(Bermuda)	903	31,867
Potlatch Corp. REIT	734	21,609
ProAssurance Corp.*	622	33,122
Progressive (The) Corp.*	4,052	67,952
Prosperity Bancshares, Inc.	875	34,851
Renasant Corp.	1,047	14,899
Riskmetrics Group, Inc.*	1,178	17,588
SCBT Financial Corp.	1,008	26,208
Simon Property Group, Inc. REIT	1,527	110,952
Societe Generale (France)	967	68,075
Standared Chartered PLC	2,756	67,119
Stifel Financial Corp.*	511	27,451
Sumitomo Mitsui Financial Group, Inc.
(Japan)	908	30,040
Tanger Factory Outlet Centers, Inc. REIT	607	23,825
Teton Advisors, Inc., Class B*	5	90
Tower Group, Inc.	751	18,535
UBS AG (Switzerland)*	4,808	74,592
UMB Financial Corp.	713	28,021
UniCredito Italiano S.p.A (Italy)	20,321	69,408
Washington Real Estate Investment Trust
REIT	1,075	28,058
Wells Fargo & Co.	12,308	345,116
Westamerica Bancorp.	584	31,069
Westpac Banking Corp. (Australia)	3,804	84,055
Westwood Holdings Group, Inc.	593	20,619
Zurich Financial Services AG
(Switzerland)	219	47,191

		5,562,800

HEALTH CARE — 6.0%
Abbott Laboratories	4,376	238,448
Amedisys, Inc.*	509	18,853
AMERIGROUP Corp.*	995	23,591
AmSurg Corp., Class A*	599	12,405
AstraZeneca PLC (United Kingdom)	1,943	86,636
Bayer AG (Germany)	1,224	93,702
Boston Scientific Corp.*	3,987	33,371
Bruker Corp.*	3,486	39,496
Catalyst Health Solutions, Inc.*	852	28,977

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Number of Shares	Value
HEALTH CARE (Continued)
Centene Corp.*	879	$16,543
Emergency Medical Services Corp.,
Class A*	763	36,815
eResearch Technology, Inc.*	4,197	24,762
Forest Laboratories, Inc.*	815	24,988
Genzyme Corp.*	731	37,062
GlaxoSmithKline PLC (United Kingdom)	7,398	152,611
Haemonetics Corp.*	498	26,583
Inspire Pharmaceuticals, Inc.*	1,111	6,466
Isis Pharmaceuticals, Inc.*	1,992	21,334
Johnson & Johnson	7,204	452,700
Magellan Health Services, Inc.*	700	25,739
Martek Biosciences Corp.*	613	10,666
Medicis Pharmaceutical Corp., Class A	1,197	28,237
Novartis AG (Switzerland)	3,368	186,971
Novo Nordisk A/S, B Shares (Denmark)	627	42,059
NuVasive, Inc.*	775	25,149
Onyx Pharmaceuticals, Inc.*	1,124	32,158
Owens & Minor, Inc.	808	31,342
Pfizer, Inc.	18,506	336,255
Pharmasset Inc.*	439	8,776
Psychiatric Solutions, Inc.*	1,046	23,179
Quality Systems, Inc.	588	34,980
Regeneron Pharmaceuticals, Inc.*	1,608	29,507
Roche Holding AG (Switzerland)	1,006	164,586
Sanofi-Aventis SA (France)	1,588	119,970
SIGA Technologies, Inc.*	3,245	29,367
Sirona Dental Systems, Inc.*	1,003	29,187
STERIS Corp.	1,118	36,123
Takeda Pharmaceutical Co. Ltd. (Japan)	1,214	50,733
Thoratec Corp.*	1,148	34,199
UnitedHealth Group, Inc.	3,170	90,884
Vanda Pharmaceuticals, Inc.*	518	5,470
WellCare Health Plans, Inc.*	838	27,646
Zimmer Holdings, Inc.*	590	34,910
ZymoGenetics, Inc.*	1,299	7,937

		2,821,373

INDUSTRIALS — 6.5%
A.O. Smith Corp.	533	22,343
ABB Ltd. (Switzerland)	3,215	58,906
BAE Systems PLC (United Kingdom)	4,857	26,152
Baldor Electric Co.	880	22,660
Burlington Northern Santa Fe Corp.	1,989	195,519
C.H. Robinson Worldwide, Inc.	1,013	56,465
Caterpillar, Inc.	1,561	91,147
CLARCOR, Inc.	952	30,340
CRA International, Inc.*	937	23,303
Curtiss-Wright Corp.	854	24,305
Dollar Thrifty Automotive Group*	1,497	27,635
East Japan Railway Co. (Japan)	642	45,461
Eaton Corp.	442	28,244
EMCOR Group, Inc.*	1,302	30,988
Emerson Electric Co.	1,949	80,708
Fanuc Ltd. (Japan)	520	43,099
First Solar, Inc.*	245	29,182
General Dynamics Corp.	1,046	68,931

	Number of Shares	Value
INDUSTRIALS (Continued)
General Electric Co.	28,353	$454,214
Geo Group (The), Inc.*	980	19,482
GrafTech International Ltd.*	2,246	33,039
Granite Construction, Inc.	747	22,388
Griffon Corp.*	1,151	11,970
Hawaiian Holdings, Inc.*	4,095	25,594
Heartland Express, Inc.	1,773	26,152
Heico Corp.	482	18,051
Heidrick & Struggles International, Inc.	1,413	39,917
Hutchison Whampoa Ltd. (Hong Kong)	3,301	22,319
JetBlue Airways Corp.*	5,097	28,084
Kforce, Inc.*	699	9,052
Knight Transportation, Inc.	1,644	27,964
Koninklijke (Royal) Philips Electronics NV
(Netherlands)	1,396	38,177
L.B. Foster Co., Class A*	744	20,371
Lockheed Martin Corp.	1,040	80,319
Mitsubishi Corp. (Japan)	2,160	48,894
Mitsui & Co. Ltd. (Japan)	2,888	38,352
PACCAR, Inc.	991	36,746
Regal-Beloit Corp.	595	28,239
Republic Services, Inc.	957	26,987
Rollins, Inc.	1,895	33,674
Schneider Electric SA (France)	318	34,800
Seaboard Corp.	23	33,442
Siemens AG (Germany)	1,285	125,902
Tetra Tech, Inc.*	1,148	30,238
Union Pacific Corp.	2,765	174,914
United Parcel Service, Inc., Class B	5,773	331,774
United Technologies Corp.	2,520	169,445
Vestas Wind Systems A/S (Denmark)*	295	20,711
Vicor Corp.*	3,410	27,962
Vinci SA (France)	625	34,555
Waste Management, Inc.	1,328	43,612
Watsco, Inc.	611	30,648
Watson Wyatt Worldwide, Inc., Class A	832	34,395

		3,087,771

INFORMATION TECHNOLOGY — 11.2%
3Com Corp.*	9,136	67,332
Accenture PLC, Class A (Ireland)	3,535	145,076
Anixter International, Inc.*	691	29,865
Apple, Inc.*	2,298	459,392
Arris Group, Inc.*	2,388	23,856
Benchmark Electronics, Inc.*	1,206	21,744
CACI International, Inc., Class A*	564	26,181
CANON, Inc. (Japan)	1,557	60,187
Cass Information Systems, Inc.	678	19,092
Cisco Systems, Inc.*	14,628	342,295
Computer Sciences Corp.*	401	22,179
Concur Technologies, Inc.*	925	34,281
Corning, Inc.	4,142	69,089
Daktronics, Inc.	3,299	27,943
Digital River, Inc.*	704	17,762
Ebix, Inc.*	165	8,565
Electro Scientific Industries, Inc.*	2,009	19,548
EMC Corp.*	5,245	88,273
EMS Technologies, Inc.*	288	3,709

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Number of Shares	Value
INFORMATION TECHNOLOGY (Continued)
Entegris, Inc.*	8,229	$34,315
Exar Corp.*	3,369	23,650
Fair Isaac Corp.	1,029	18,779
Gartner, Inc.*	1,764	33,375
Google, Inc., Class A*	840	489,719
Hewlett-Packard Co.	6,340	311,040
Informatica Corp.*	1,617	36,302
International Business Machines Corp.	3,265	412,533
IXYS Corp.*	2,663	17,150
Jack Henry & Associates, Inc.	1,603	36,629
ManTech International Corp., Class A*	700	30,296
MasterCard, Inc., Class A	736	177,273
Microsemi Corp.*	1,466	22,327
Microsoft Corp.	23,804	700,075
Moduslink Global Solutions, Inc.*	3,448	27,860
Nintendo Co. Ltd. (Japan)	142	34,962
Nokia Oyj (Finland)	6,317	83,175
Oracle Corp.	13,386	295,563
Palm, Inc.*	2,958	32,272
Parametric Technology Corp.*	2,197	33,087
Paychex, Inc.	955	29,939
Polycom, Inc.*	1,510	32,556
Quest Software, Inc.*	1,760	29,621
Rackspace Hosting, Inc.*	2,354	43,573
Riverbed Technology, Inc.*	1,291	26,285
Rogers Corp.*	275	7,744
SAP AG (Germany)	1,284	61,341
Skyworks Solutions, Inc.*	2,815	34,653
Smith Micro Software, Inc.*	583	3,690
Solera Holdings, Inc.	1,287	44,994
SRA International, Inc., Class A*	1,018	18,375
Starent Networks Corp.*	1,293	44,596
Telefonaktiebolaget LM Ericsson,
B Shares (Sweden)	4,028	38,613
TIBCO Software, Inc.*	3,162	27,193
Visa, Inc., Class A	4,932	399,492
VistaPrint NV (Netherlands)*	799	45,567
Yahoo!, Inc.*	3,697	55,344

		5,280,327

MATERIALS — 2.6%
Air Liquide SA (France)	362	42,066
AMCOL International Corp.	593	16,159
American Vanguard Corp.	2,482	18,243
Anglo American PLC (United Kingdom)	1,862	79,541
ArcelorMittal (Luxembourg)	1,236	48,155
BASF AG (Germany)	1,272	76,694
BHP Billiton Ltd. (Australia)	4,875	184,295
BHP Billiton PLC (United Kingdom)	3,182	96,998
Dow Chemical (The) Co.	2,883	80,090
E.I. du Pont de Nemours & Co.	2,280	78,842
NewMarket Corp.	262	27,437
Newmont Mining Corp.	1,286	68,981
Praxair, Inc.	803	65,870
Rio Tinto PLC (United Kingdom)	1,875	95,020
Rock-Tenn Co., Class A	718	32,432
Rockwood Holdings, Inc.*	1,306	29,398
Sensient Technologies Corp.	896	22,705

	Number of Shares	Value
MATERIALS (Continued)
Shin-Etsu Chemical Co. Ltd. (Japan)	660	$35,932
Silgan Holdings, Inc.	725	38,838
Syngenta AG (Switzerland)	149	39,511
Vulcan Materials Co.	332	16,095
Westlake Chemical Corp.	1,262	33,001
Weyerhaeuser Co.	562	21,884

		1,248,187

TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	16,976	457,333
Deutsche Telekom AG (Germany)	4,078	60,123
France Telecom SA (France)	2,840	73,871
Koninklijke (Royal) KPN NV (Netherlands)	2,445	43,389
NTT DoCoMo, Inc. (Japan)	23	34,976
Telefonica SA (Spain)	5,788	166,149
Verizon Communications, Inc.	8,106	255,015
Vodafone Group PLC (United Kingdom)	79,256	178,322

		1,269,178

UTILITIES — 2.4%
Consolidated Edison, Inc.	1,592	68,313
E.ON AG (Germany)	3,093	122,314
Enel S.p.A (Italy)	7,901	47,271
EQT Corp.	787	32,385
Exelon Corp.	3,939	189,782
FPL Group, Inc.	2,585	134,342
GDF Suez (France)	1,754	73,234
Iberdrola SA (Spain)	5,698	54,066
New Jersey Resources Corp.	796	28,043
Nicor, Inc.	876	34,304
Piedmont Natural Gas Co., Inc.	1,451	34,389
RWE AG (Germany)	698	64,061
Southern Co.	4,634	148,705
Tokyo Electric Power (The) Co., Inc. (Japan)	1,760	47,603
WGL Holdings, Inc.	980	30,850

		1,109,662

Total Common Stocks
(Cost $30,068,311)		29,523,164

RIGHTS — 0.0% (a)

FINANCIALS — 0.0% (a)
Fortis Rights, expiring 12/31/14 (Belgium)*
(Cost $0)	3,036	0

	Principal Amount	Value
CORPORATE BONDS — 19.4%

CONSUMER DISCRETIONARY — 1.4%
Comcast Cable Communications
Holdings, Inc.
8.375%, 3/15/13	$65,000	76,151
Home Depot (The), Inc.
5.40%, 3/01/16	243,000	259,402
News America, Inc.
6.20%, 12/15/34	150,000	150,478
Time Warner, Inc.
7.70%, 5/01/32	36,000	42,319

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Principal Amount	Value
CONSUMER DISCRETIONARY (Continued)
Viacom, Inc.
6.25%, 4/30/16	$125,000	$138,182

		666,532

CONSUMER STAPLES — 1.8%
Coca-Cola Enterprises, Inc.
8.50%, 2/01/22	13,000	17,644
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	101,000	112,228
Kraft Foods
6.50%, 8/11/17	307,000	338,640
Kroger (The) Co.
5.50%, 2/01/13	119,000	129,501
Pepsi Bottling Group, Inc., Series B
7.00%, 3/01/29	48,000	58,590
Reynolds American Inc.
6.75%, 6/15/17	81,000	84,619
Wal-Mart Stores, Inc.
4.55%, 5/01/13	105,000	114,146

		855,368

ENERGY — 1.7%
Anadarko Petroleum Corp.
5.95%, 9/15/16	217,000	237,106
Canadian Natural Resources Ltd. (Canada)
5.70%, 5/15/17	116,000	125,442
ConocoPhillips
5.90%, 10/15/32	97,000	101,942
Enterprise Products Operating LP, Series B
5.60%, 10/15/14	134,000	145,954
Spectra Energy Capital LLC
6.25%, 2/15/13	168,000	183,403

		793,847

FINANCIALS — 8.0%
Allstate (The) Corp.
5.55%, 5/09/35	112,000	111,269
American Express Co.
4.875%, 7/15/13	74,000	78,255
Bear Stearns & Co., Inc.
7.25%, 2/01/18	31,000	35,906
Boeing Capital Corp. Ltd.
5.80%, 1/15/13	155,000	172,034
Capital One Financial Corp.
6.15%, 9/01/16	112,000	113,592
Credit Suisse (USA), Inc.
7.125%, 7/15/32	158,000	190,403
Deutsche Bank AG London (Germany)
6.00%, 9/01/17	184,000	204,384
European Investment Bank (Supranational)
4.625%, 5/15/14	317,000	350,108
General Electric Capital Corp., Series A MTN
6.75%, 3/15/32	190,000	195,412
Genworth Financial, Inc.
5.75%, 6/15/14	184,000	172,420
Goldman Sachs Group, LP
5.00%, 10/01/14	281,000	299,130

	Principal Amount	Value
FINANCIALS (Continued)
HSBC Finance Corp.
5.50%, 1/19/16	$150,000	$159,722
JP Morgan Chase Bank
5.875%, 6/13/16	200,000	211,902
Landwirtschaftliche Rentenbank, Series G
MTN (Germany)
5.00%, 11/08/16	279,000	311,716
Marsh & McLennan Cos., Inc.
5.75%, 9/15/15	84,000	90,073
Merrill Lynch & Co, Inc., Series C MTN
5.00%, 1/15/15	214,000	219,679
Merrill Lynch & Co., Inc.
6.875%, 4/25/18	31,000	33,305
MetLife, Inc.
5.00%, 6/15/15	125,000	134,408
Morgan Stanley
5.30%, 3/01/13	206,000	220,304
Unilever Capital Corp.
5.90%, 11/15/32	24,000	26,666
Wachovia Corp.
5.25%, 8/01/14	411,000	432,828

		3,763,516

HEALTH CARE — 1.0%
Abbott Laboratories
5.875%, 5/15/16	188,000	214,413
AmerisourceBergen Corp.
5.875%, 9/15/15	50,000	55,827
UnitedHealth Group, Inc.
4.875%, 3/15/15	81,000	85,005
WellPoint, Inc.
5.25%, 1/15/16	24,000	25,040
Wyeth
5.50%, 2/01/14	68,000	75,628

		455,913

INDUSTRIALS — 0.8%
General Electric Co.
5.25%, 12/06/17	368,000	383,393

INFORMATION TECHNOLOGY — 0.7%
IBM Corp.
5.70%, 9/14/17	150,000	169,701
Oracle Corp.
5.25%, 1/15/16	156,000	172,334

		342,035

MATERIALS — 0.8%
BHP Billiton Finance USA Ltd. (Australia)
4.80%, 4/15/13	79,000	85,117
CRH America, Inc.
6.00%, 9/30/16	68,000	71,637
E.I. du Pont de Nemours & Co.
5.25%, 12/15/16	123,000	133,882
Weyerhaeuser Co.
7.375%, 3/15/32	112,000	102,401

		393,037

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Principal Amount	Value
TELECOMMUNICATION SERVICES — 1.6%
BellSouth Corp.
6.00%, 11/15/34	$70,000	$69,773
Cellco Partnership / Verizon Wireless
Capital LLC
5.55%, 2/01/14	100,000	110,309
Deutsche Telekom International Finance BV
(Netherlands)
8.75%, 6/15/30	93,000	121,831
Embarq Corp.
7.082%, 6/01/16	126,000	140,203
Verizon Global Funding Corp.
7.75%, 12/01/30	111,000	132,595
Vodafone Group PLC (United Kingdom)
5.625%, 2/27/17	161,000	175,739

		750,450

UTILITIES — 1.6%
Constellation Energy Group
4.55%, 6/15/15	149,000	152,799
Dominion Resources, Inc., Series C
5.15%, 7/15/15	188,000	203,378
Exelon Generation Co. LLC
5.35%, 1/15/14	68,000	73,238
FirstEnergy Corp., Series C
7.375%, 11/15/31	68,000	76,233
Oncor Electric Delivery Co.
7.00%, 9/01/22	68,000	79,810
Pacific Gas & Electric Co.
6.05%, 3/01/34	162,000	175,319

		760,777

Total Corporate Bonds
(Amortized Cost $8,484,386)		9,164,868

UNITED STATES GOVERNMENT & AGENCIES
OBLIGATIONS — 15.8%

FEDERAL HOME LOAN MORTGAGE CORP. — 2.4%
4.50%, 1/15/13	826,000	903,662
6.25%, 7/15/32	181,000	222,963

		1,126,625

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 2.1%
5.00%, 4/15/15	369,000	417,748
5.00%, 5/11/17	494,000	556,177

		973,925

UNITED STATES TREASURY BONDS/NOTES — 11.3%
4.50%, 5/15/10	500	510
4.875%, 4/30/11	306,000	325,424
5.00%, 8/15/11	1,045,300	1,126,597
3.375%, 7/31/13	852,800	914,362
4.75%, 5/15/14	756,200	854,388
7.50%, 11/15/16	24,200	31,568
8.125%, 8/15/19	613,100	862,412
7.625%, 2/15/25	409,700	588,240
6.25%, 5/15/30	483,500	629,154

		5,332,655

	Principal Amount	Value
Total United States Government &
Agencies Obligations
(Amortized Cost $7,163,665)		$7,433,205

SOVEREIGN BONDS — 1.4%
Province of Quebec Canada (Canada)
7.50%, 9/15/29	$224,000	295,339
Republic of Italy (Italy)
5.25%, 9/20/16	175,000	194,200
United Mexican States
6.75%, 9/27/34	98,000	109,270
United Mexican States, Series A MTN (Mexico)
6.375%, 1/16/13	74,000	82,140

Total Sovereign Bonds
(Amortized Cost $648,563)		680,949

Total Investments — 99.2%
(Amortized Cost $46,364,925)		$46,802,186
Other assets in excess of liabilities — 0.8%		351,278

Net Assets — 100.0%		$47,153,464

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.
(a) Less than 0.1%.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments:

Investments	Level 1	Level 2	Level 3

Common Stocks	$29,523,074	$—	$90
Corporate Bonds	—	9,164,868	—
United States Government
& Agencies Obligations	—	7,433,205	—
Sovereign Bonds	—	680,949	—

Total Investments	$29,523,074	$17,279,022	$90

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of 05/31/09	$—
Net realized gain	—
Net change in unrealized appreciation	90
Net sales	—
Transfers in and/or out of Level 3	—

Balance as of 11/30/09	$90

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

COUNTRY BREAKDOWN AS OF NOVEMBER 30, 2009 (Unaudited)

	Value	% of Net Assets

United States	$36,380,988	77.2%
United Kingdom	2,293,691	4.9
Germany	1,380,561	2.9
France	964,240	2.0
Japan	945,423	2.0
Switzerland	890,322	1.9
Australia	598,795	1.3
Spain	504,235	1.1
Italy	504,096	1.1
Netherlands	430,672	0.9
Canada	420,781	0.9
Supranational	350,108	0.7
Netherlands Antilles	201,381	0.4
Mexico	191,410	0.4
Ireland	145,076	0.3
Sweden	122,982	0.3
Bermuda	83,904	0.2
Finland	83,175	0.2
Denmark	62,770	0.1
Luxembourg	48,155	0.1
Norway	47,632	0.1
Belgium	45,763	0.1
Greece	37,967	0.1
Cayman Islands	26,206	0.1
Hong Kong	22,319	0.0
Marshall Islands	19,534	0.0

Total Investments	46,802,186	99.3
Other assets less liabilities	351,278	0.7

Net Assets	$47,153,464	100.0%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
November 30, 2009 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 84.1%

CONSUMER DISCRETIONARY — 7.4%
Amazon.com, Inc.*	1,214	$164,996
Ameristar Casinos, Inc.	1,161	20,178
AutoZone, Inc.*	150	22,181
Bally Technologies, Inc.*	1,043	43,316
Bob Evans Farms, Inc.*	617	15,585
Brown Shoe Co., Inc.	3,565	36,577
Buckle (The), Inc.	959	26,219
California Pizza Kitchen, Inc.*	429	5,388
Carter’s, Inc.*	1,184	25,752
Cinemark Holdings, Inc.	2,364	29,905
Collective Brands, Inc.*	1,407	27,211
Columbia Sportswear Co.	660	25,357
Comcast Corp., Class A	8,641	126,763
Cooper Tire & Rubber Co.	1,059	18,977
Corinthian Colleges, Inc.*	2,031	30,099
Daimler AG (Germany)	1,286	65,104
DIRECTV, Class A*	2,882	91,158
Dress Barn, Inc.*	1,236	26,537
Eastman Kodak Co.*	5,140	20,817
Ethan Allen Interiors, Inc.	2,145	24,903
Ford Motor Co.*	8,224	73,111
Fossil, Inc.*	1,397	43,097
Hennes & Mauritz AB, B Shares (Sweden)	748	44,125
Home Depot (The), Inc.	4,745	129,823
HONDA MOTOR Co. Ltd. (Japan)	2,824	88,511
Iconix Brand Group, Inc.*	1,387	15,618
J. Crew Group, Inc.*	1,279	54,728
Jack in the Box, Inc.*	1,146	21,396
Knology, Inc.*	3,280	32,341
Las Vegas Sands Corp.*	1,820	27,882
Life Time Fitness, Inc.*	787	17,786
LVMH Moet Hennessy Louis Vuitton SA
(France)	405	42,174
Marcus Corp.	2,231	27,642
McDonald’s Corp.	3,270	206,829
Men’s Wearhouse (The), Inc.	1,060	21,624
News Corp., Class A	5,326	61,036
Nissan Motor Co. Ltd. (Japan)	3,719	27,025
Omnicom Group, Inc.	873	32,057
Panasonic Corp. (Japan)	3,107	40,071
Rent-A-Center, Inc.*	1,282	22,679
Sherwin-Williams (The) Co.	329	20,016
Sony Corp. (Japan)	1,721	46,449
Spartan Motors, Inc.	869	4,501
Talbots (The), Inc.*	6,225	41,147
Target Corp.	2,229	103,782
Time Warner, Inc.	3,348	102,851
Toyota Motor Corp. (Japan)	4,627	184,769
Tractor Supply Co.*	664	31,002
Tupperware Brands Corp.	1,204	56,046
Vail Resorts, Inc.*	706	27,386
Vivendi (France)	1,986	57,218
Volcom, Inc.*	2,001	31,416
Volkswagen AG (Germany)	118	14,527
Walt Disney (The) Co.	5,136	155,211
Warnaco Group (The), Inc.*	902	36,720

		2,789,619

	Number of Shares	Value

CONSUMER STAPLES — 8.4%
Anheuser-Busch Inbev NV (Belgium)	990	$49,406
B&G Foods, Inc. Class A	3,253	27,846
Boston Beer (The) Co., Inc., Class A*	939	39,523
British American Tobacco PLC
(United Kingdom)	2,759	83,628
Campbell Soup Co.	993	34,725
Carrefour SA (France)	977	47,400
Casey’s General Stores, Inc.	985	30,131
Coca-Cola (The) Co.	6,477	370,484
CVS Caremark Corp.	4,171	129,343
Diageo PLC (United Kingdom)	4,283	72,046
Fresh Del Monte Produce, Inc.
(Cayman Islands)*	1,291	28,053
Imperial Tobacco Group PLC
(United Kingdom)	1,525	44,247
Kraft Foods, Inc., Class A	3,961	105,283
Lancaster Colony Corp.	562	26,819
Molson Coors Brewing Co., Class B	504	22,786
Nestle SA (Switzerland)	5,680	268,545
Philip Morris International, Inc.	5,760	276,998
Prestige Brands Holdings, Inc.*	4,190	29,204
Procter & Gamble (The) Co.	7,975	497,241
Reckitt Benckiser Group PLC
(United Kingdom)	907	46,143
Ruddick Corp.	1,016	27,046
Safeway, Inc.	1,237	27,833
Tesco PLC (United Kingdom)	11,764	81,664
Tootsie Roll Industries, Inc.	1,125	28,598
Unilever NV (Netherlands)	2,484	76,097
Unilever PLC (United Kingdom)	1,941	56,827
Wal-Mart Stores, Inc.	11,467	625,525
Weis Markets, Inc.	506	17,599

		3,171,040

ENERGY — 10.4%
Arena Resources, Inc.*	847	34,634
ATP Oil & Gas Corp.*	3,913	62,412
Berry Petroleum Co., Class A	948	25,909
BG Group PLC (United Kingdom)	6,095	110,328
Bill Barrett Corp.*	952	27,180
BP PLC (United Kingdom)	30,617	288,711
Cal Dive International, Inc.*	1,921	13,946
Chevron Corp.	6,078	474,327
ConocoPhillips	4,367	226,080
Dril-Quip, Inc.*	787	42,506
ENI S.p.A (Italy)	4,183	103,622
Exxon Mobil Corp.	14,645	1,099,400
General Maritime Corp. (Marshall Islands)	2,967	20,977
Goodrich Petroleum Corp.*	792	17,527
ION Geophysical Corp.*	11,343	61,706
Matrix Service Co.*	2,489	21,306
Murphy Oil Corp.	544	30,676
Nordic American Tanker Shipping Ltd.
(Bermuda)	875	27,974
Occidental Petroleum Corp.	2,381	192,361
Peabody Energy Corp.	727	32,322
Repsol YPF SA (Spain)	1,191	32,722

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Number of Shares	Value

ENERGY (Continued)
Royal Dutch Shell PLC, Class A
(United Kingdom)	6,173	$182,400
Royal Dutch Shell PLC, Class B
(United Kingdom)	4,498	128,220
RPC, Inc.	1,945	18,789
Schlumberger Ltd. (Netherlands Antilles)	3,485	222,657
Southwestern Energy Co.*	2,152	94,602
StatoilHydro ASA (Norway)	2,328	56,982
Total SA (France)	3,717	229,973
Woodside Petroleum Ltd. (Australia)	817	36,457
World Fuel Services Corp.	637	33,876

		3,950,582

FINANCIALS — 15.8%
Aflac, Inc.	3,049	140,345
Alexander’s, Inc. REIT*	106	29,526
Allianz SE (Germany)	724	88,937
American Campus Communities, Inc. REIT	1,027	27,678
Annaly Capital Management, Inc. REIT	3,282	60,422
Assicurazioni Generali S.p.A (Italy)	1,852	47,852
Australia & New Zealand Banking
Group Ltd. (Australia)	2,917	59,142
AXA (France)	2,802	66,762
Banco Bilbao Vizcaya Argentaria SA (Spain)	4,902	92,326
Banco Santander SA (Spain)	10,521	180,229
Bank of America Corp.	23,194	367,625
Bank of New York Mellon (The) Corp.	7,611	202,757
Barclays PLC (United Kingdom)	12,047	57,799
BB&T Corp.	4,007	99,774
BNP Paribas (France)	1,406	116,099
Boston Private Financial Holdings, Inc.	5,438	25,504
Capital One Financial Corp.	2,407	92,333
Charles Schwab (The) Corp.	7,411	135,844
Commonwealth Bank of Australia
(Australia)	2,014	97,338
Credit Suisse Group AG (Switzerland)	1,634	84,608
Delphi Financial Group, Inc., Class A	1,018	22,253
Deutsche Bank AG (Germany)	823	59,377
Dime Community Bancshares, Inc.	2,656	29,853
Encore Capital Group, Inc.*	2,061	35,119
Equity Lifestyle Properties, Inc. REIT	512	24,581
Equity One, Inc. REIT	1,700	27,455
First American Corp.	731	23,181
First Financial Bankshares, Inc.	422	21,851
FirstMerit Corp.	1,621	33,960
Franklin Resources, Inc.	1,561	168,635
GAMCO Investors, Inc., Class A	611	28,063
Goldman Sachs Group (The), Inc.	1,464	248,382
Highwoods Properties, Inc. REIT	1,475	45,150
HSBC Holdings PLC (United Kingdom)	27,862	323,271
Intesa Sanpaolo S.p.A (Italy)*	14,949	64,750
JPMorgan Chase & Co.	10,792	458,553
Kansas City Life Insurance Co.	954	25,663
KBW, Inc.*	772	18,983
Knight Capital Group, Inc., Class A*	1,890	27,670
MarketAxess Holdings, Inc.	2,439	30,366
MFA Financial, Inc. REIT	4,641	35,132
Mid-America Apartment Communities,
Inc. REIT	581	27,022

	Number of Shares	Value

FINANCIALS (Continued)
Mitsubishi UFJ Financial Group, Inc.
(Japan)	20,435	$114,338
Montpelier Re Holdings Ltd. (Bermuda)	1,672	27,989
Moody’s Corp.	1,360	31,593
Morgan Stanley	3,916	123,667
Muenchener Rueckversicherungs-
Gesellschaft AG (Germany)	335	52,523
National Australia Bank Ltd. (Australia)	2,718	71,204
National Bank of Greece SA ADR (Greece)	6,555	39,592
National Financial Partners Corp.*	3,801	33,221
National Retail Properties, Inc. REIT	1,654	33,146
NewAlliance Bancshares, Inc.	2,162	25,468
Nordea Bank AB (Sweden)	4,721	48,837
Northern Trust Corp.	1,477	73,112
Omega Healthcare Investors, Inc. REIT	1,677	30,337
optionsXpress Holdings, Inc.	1,219	18,651
Platinum Underwriters Holdings Ltd.
(Bermuda)	958	33,808
Potlatch Corp. REIT	790	23,258
ProAssurance Corp.*	668	35,571
Progressive (The) Corp.*	4,359	73,100
Prosperity Bancshares, Inc.	938	37,361
Renasant Corp.	478	6,802
Riskmetrics Group, Inc.*	1,266	18,901
SCBT Financial Corp.	1,082	28,132
Simon Property Group, Inc. REIT	1,641	119,235
Societe Generale (France)	881	62,021
Standared Chartered PLC
(United Kingdom)	2,962	72,136
Stifel Financial Corp.*	549	29,492
Sumitomo Mitsui Financial Group, Inc.
(Japan)	976	32,290
Tanger Factory Outlet Centers, Inc. REIT	654	25,670
Tower Group, Inc.	808	19,941
UBS AG (Switzerland)*	5,667	87,918
UMB Financial Corp.	765	30,065
UniCredito Italiano S.p.A (Italy)	21,763	74,333
Washington Real Estate Investment Trust
REIT	1,156	30,172
Wells Fargo & Co.	13,304	373,045
Westamerica Bancorp.	627	33,356
Westpac Banking Corp. (Australia)	4,099	90,574
Westwood Holdings Group, Inc.	636	22,114
Zurich Financial Services AG (Switzerland)	235	50,639

		5,985,782

HEALTH CARE — 8.1%
Abbott Laboratories	4,790	261,007
Amedisys, Inc.*	546	20,224
AMERIGROUP Corp.*	1,068	25,322
AmSurg Corp., Class A*	642	13,296
AstraZeneca PLC (United Kingdom)	2,106	93,904
Bayer AG (Germany)	1,314	100,592
Boston Scientific Corp.*	4,278	35,807
Bruker Corp.*	3,742	42,397
Catalyst Health Solutions, Inc.*	914	31,085
Centene Corp.*	943	17,747
Emergency Medical Services Corp., Class A*	818	39,469
eResearch Technology, Inc.*	4,503	26,568

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Number of Shares	Value

HEALTH CARE (Continued)
Forest Laboratories, Inc.*	874	$26,797
Genzyme Corp.*	783	39,698
GlaxoSmithKline PLC (United Kingdom)	7,893	162,822
Haemonetics Corp.*	535	28,558
Inspire Pharmaceuticals, Inc.*	1,196	6,961
Isis Pharmaceuticals, Inc.*	2,139	22,909
Johnson & Johnson	7,783	489,084
Magellan Health Services, Inc.*	751	27,614
Martek Biosciences Corp.*	657	11,432
Medicis Pharmaceutical Corp., Class A	1,285	30,313
Novartis AG (Switzerland)	3,603	200,017
Novo Nordisk A/S, B Shares (Denmark)	683	45,815
NuVasive, Inc.*	832	26,998
Onyx Pharmaceuticals, Inc.*	1,207	34,532
Owens & Minor, Inc.	867	33,631
Pfizer, Inc.	19,644	356,931
Pharmasset Inc.*	471	9,415
Psychiatric Solutions, Inc.*	1,123	24,886
Quality Systems, Inc.	632	37,598
Regeneron Pharmaceuticals, Inc.*	1,727	31,690
Roche Holding AG (Switzerland)	1,075	175,875
Sanofi-Aventis SA (France)	1,732	130,849
SIGA Technologies, Inc.*	3,485	31,539
Sirona Dental Systems, Inc.*	1,077	31,341
STERIS Corp.	1,199	38,740
Takeda Pharmaceutical Co. Ltd. (Japan)	1,538	64,273
Thoratec Corp.*	1,234	36,761
UnitedHealth Group, Inc.	3,401	97,507
Vanda Pharmaceuticals, Inc.*	556	5,871
WellCare Health Plans, Inc.*	899	29,658
Zimmer Holdings, Inc.*	631	37,336
ZymoGenetics, Inc.*	1,396	8,530

		3,043,399

INDUSTRIALS — 8.7%
A.O. Smith Corp.	574	24,062
ABB Ltd. (Switzerland)	3,584	65,667
BAE Systems PLC (United Kingdom)	5,596	30,131
Baldor Electric Co.	949	24,437
Burlington Northern Santa Fe Corp.	2,232	219,406
C.H. Robinson Worldwide, Inc.	1,085	60,478
Caterpillar, Inc.	1,686	98,446
CLARCOR, Inc.	1,030	32,826
CRA International, Inc.*	1,009	25,094
Curtiss-Wright Corp.	924	26,297
Dollar Thrifty Automotive Group, Inc.*	1,607	29,665
East Japan Railway Co. (Japan)	540	38,238
Eaton Corp.	480	30,672
EMCOR Group, Inc.*	1,404	33,415
Emerson Electric Co.	2,109	87,334
Fanuc Ltd. (Japan)	333	27,600
First Solar, Inc.*	264	31,445
General Dynamics Corp.	1,131	74,533
General Electric Co.	29,263	468,792
Geo Group (The), Inc.*	1,057	21,013
GrafTech International Ltd.*	2,418	35,569
Granite Construction, Inc.	810	24,276
Griffon Corp.*	1,250	13,000
Hawaiian Holdings, Inc.*	4,258	26,613

	Number of Shares	Value

INDUSTRIALS (Continued)
Heartland Express, Inc.	1,895	$27,951
Heico Corp.	521	19,511
Heidrick & Struggles International, Inc.	1,520	42,940
Hutchison Whampoa Ltd. (Hong Kong)	3,331	22,521
JetBlue Airways Corp.*	5,961	32,845
Kforce, Inc.*	757	9,803
Knight Transportation, Inc.	1,759	29,921
Koninklijke (Royal) Philips Electronics
NV (Netherlands)	1,591	43,509
L.B. Foster Co., Class A*	803	21,986
Lockheed Martin Corp.	1,127	87,038
Mitsubishi Corp. (Japan)	2,247	50,864
Mitsui & Co. Ltd. (Japan)	3,169	42,084
PACCAR, Inc.	1,075	39,861
Regal-Beloit Corp.	644	30,564
Republic Services, Inc.	1,033	29,131
Rollins, Inc.	2,052	36,464
Schneider Electric SA (France)	400	43,773
Seaboard Corp.	24	34,896
Siemens AG (Germany)	1,415	138,639
Tetra Tech, Inc.*	1,238	32,609
Union Pacific Corp.	3,065	193,892
United Parcel Service, Inc., Class B	6,091	350,050
United Technologies Corp.	2,720	182,893
Vestas Wind Systems A/S (Denmark)*	324	22,747
Vicor Corp.*	3,680	30,176
Vinci SA (France)	674	37,264
Waste Management, Inc.	1,438	47,224
Watsco, Inc.	659	33,055
Watson Wyatt Worldwide, Inc., Class A	896	37,041

		3,300,261

INFORMATION TECHNOLOGY — 15.0%
3Com Corp.*	9,281	68,401
Accenture PLC, Class A (Ireland)	3,898	159,974
Anixter International, Inc.*	742	32,069
Apple, Inc.*	2,529	505,572
Arris Group, Inc.*	2,566	25,634
Benchmark Electronics, Inc.*	1,296	23,367
CACI International, Inc., Class A*	606	28,131
CANON, Inc. (Japan)	1,603	61,965
Cass Information Systems, Inc.	728	20,500
Cisco Systems, Inc.*	15,695	367,263
Computer Sciences Corp.*	429	23,728
Concur Technologies, Inc.*	995	36,875
Corning, Inc.	4,444	74,126
Daktronics, Inc.	3,541	29,992
Digital River, Inc.*	756	19,074
Ebix, Inc.*	178	9,240
Electro Scientific Industries, Inc.*	2,157	20,988
EMC Corp.*	5,633	94,803
EMS Technologies, Inc.*	310	3,993
Entegris, Inc.*	8,831	36,825
Exar Corp.*	3,617	25,391
Fair Isaac Corp.	1,104	20,148
Gartner, Inc.*	1,893	35,816
Google, Inc., Class A*	887	517,120
Hewlett-Packard Co.	6,808	334,000
Informatica Corp.*	1,741	39,085

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Number of Shares	Value

INFORMATION TECHNOLOGY (Continued)
International Business Machines Corp.	3,669	$463,578
IXYS Corp.*	2,858	18,406
Jack Henry & Associates, Inc.	1,723	39,371
ManTech International Corp., Class A*	752	32,547
MasterCard, Inc., Class A	791	190,520
Microsemi Corp.*	1,571	23,926
Microsoft Corp.	25,428	747,836
ModusLink Global Solutions, Inc.*	3,702	29,912
Nintendo Co. Ltd. (Japan)	153	37,671
Nokia Oyj (Finland)	6,596	86,849
Oracle Corp.	14,566	321,617
Palm, Inc.*	3,178	34,672
Parametric Technology Corp.*	2,361	35,557
Paychex, Inc.	1,028	32,228
Polycom, Inc.*	1,621	34,949
Quest Software, Inc.*	1,891	31,826
Rackspace Hosting, Inc.*	2,527	46,775
Riverbed Technology, Inc.*	1,388	28,260
Rogers Corp.*	295	8,307
SAP AG (Germany)	1,396	66,691
Skyworks Solutions, Inc.*	3,020	37,176
Smith Micro Software, Inc.*	626	3,963
Solera Holdings, Inc.	1,384	48,385
SRA International, Inc., Class A*	1,094	19,747
Starent Networks Corp.*	1,390	47,941
Telefonaktiebolaget LM Ericsson, B Shares
(Sweden)	4,371	41,901
TIBCO Software, Inc.*	3,398	29,223
Visa, Inc., Class A	5,296	428,976
VistaPrint NV (Netherlands)*	859	48,989
Yahoo!, Inc.*	3,969	59,416

		5,691,295

MATERIALS — 3.6%
Air Liquide SA (France)	396	46,017
AMCOL International Corp.	637	17,358
American Vanguard Corp.	2,666	19,595
Anglo American PLC (United Kingdom)	2,037	87,016
ArcelorMittal (Luxembourg)	1,324	51,583
BASF AG (Germany)	1,374	82,844
BHP Billiton Ltd. (Australia)	5,236	197,943
BHP Billiton PLC (United Kingdom)	3,769	114,893
Dow Chemical (The) Co.	3,194	88,729
E.I. du Pont de Nemours & Co.	2,448	84,652
NewMarket Corp.	281	29,426
Newmont Mining Corp.	1,380	74,023
Praxair, Inc.	863	70,792
Rio Tinto PLC (United Kingdom)	2,212	112,098
Rock-Tenn Co., Class A	773	34,916
Rockwood Holdings, Inc.*	1,402	31,559
Sensient Technologies Corp.	962	24,377
Shin-Etsu Chemical Co. Ltd. (Japan)	688	37,457
Silgan Holdings, Inc.	780	41,785
Syngenta AG (Switzerland)	162	42,958
Vulcan Materials Co.	357	17,307
Westlake Chemical Corp.	1,356	35,459
Weyerhaeuser Co.	603	23,481

		1,366,268

	Number of Shares	Value

TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc.	18,096	$487,506
Deutsche Telekom AG (Germany)	4,385	64,649
France Telecom SA (France)	3,078	80,062
Koninklijke (Royal) KPN NV (Netherlands)	2,663	47,258
NTT DoCoMo, Inc. (Japan)	24	36,497
Telefonica SA (Spain)	6,248	179,354
Verizon Communications, Inc.	8,696	273,576
Vodafone Group PLC (United Kingdom)	84,611	190,370

		1,359,272

UTILITIES — 3.1%
Consolidated Edison, Inc.	1,808	77,581
E.ON AG (Germany)	3,270	129,314
Enel S.p.A (Italy)	8,616	51,549
EQT Corp.	845	34,772
Exelon Corp.	4,209	202,789
FPL Group, Inc.	2,660	138,240
GDF Suez (France)	1,894	79,079
Iberdrola SA (Spain)	6,137	58,231
New Jersey Resources Corp.	856	30,157
Nicor, Inc.	941	36,850
Piedmont Natural Gas Co., Inc.	1,559	36,948
RWE AG (Germany)	756	69,384
Southern Co.	4,967	159,391
Tokyo Electric Power (The) Co., Inc. (Japan)	1,888	51,066
WGL Holdings, Inc.	1,053	33,148

		1,188,499

Total Common Stocks
(Cost $32,754,550)		31,846,017

RIGHTS — 0.0% (a)

FINANCIALS — 0.0% (a)
Fortis Rights, expiring 12/31/14 (Belgium)*
(Cost $0)	3,513	0

	Principal Amount	Value

CORPORATE BONDS — 9.5%

CONSUMER DISCRETIONARY — 0.9%
CBS Corp.
7.875%, 7/30/30	$19,000	19,914
Comcast Corp.
6.45%, 3/15/37	26,000	27,217
Home Depot (The), Inc.
5.40%, 3/01/16	31,000	33,092
News America, Inc.
6.20%, 12/15/34	31,000	31,099
Target Corp.
7.00%, 1/15/38	110,000	133,014
Time Warner Cable, Inc.
6.55%, 5/01/37	24,000	24,985
Time Warner, Inc.
7.70%, 5/01/32	25,000	29,388
Viacom, Inc.
6.25%, 4/30/16	19,000	21,004

		319,713

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Principal Amount	Value

CONSUMER STAPLES — 0.6%
Coca-Cola Enterprises, Inc.
8.50%, 2/01/22	$31,000	$42,075
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	30,000	33,335
Kraft Foods
6.50%, 8/11/17	68,000	75,007
Procter & Gamble (The) Co.
5.55%, 3/05/37	23,000	24,852
Wal-Mart Stores, Inc.
4.55%, 5/01/13	7,000	7,610
6.50%, 8/15/37	51,000	60,039

		242,918

ENERGY — 0.6%
Anadarko Petroleum Corp.
5.95%, 9/15/16	33,000	36,058
Canadian Natural Resources Ltd. (Canada)
5.70%, 5/15/17	25,000	27,035
ConocoPhillips
5.90%, 10/15/32	47,000	49,395
Kinder Morgan Energy Partners LP
5.80%, 3/15/35	110,000	103,671
XTO Energy Inc.
6.75%, 8/01/37	20,000	22,288

		238,447

FINANCIALS — 3.2%
Allstate (The) Corp.
5.55%, 5/09/35	43,000	42,719
American Express Co.
4.875%, 7/15/13	248,000	262,260
Bear Stearns & Co., Inc.
7.25%, 2/01/18	38,000	44,014
Capital One Financial Corp.
6.15%, 9/01/16	54,000	54,768
Credit Suisse (USA), Inc.
7.125%, 7/15/32	70,000	84,356
Deutsche Bank AG London (Germany)
6.00%, 9/01/17	33,000	36,656
General Electric Capital Corp., Series A MTN
6.75%, 3/15/32	48,000	49,367
Goldman Sachs Group, LP
5.00%, 10/01/14	73,000	77,710
Goldman Sachs Group (The), Inc.
6.75%, 10/01/37	85,000	87,764
HSBC Finance Corp.
5.50%, 1/19/16	55,000	58,565
JP Morgan Chase Bank NA
5.875%, 6/13/16	50,000	52,975
Marsh & McLennan Cos., Inc.
5.75%, 9/15/15	24,000	25,735
Merrill Lynch & Co., Inc., Series C MTN
5.00%, 1/15/15	80,000	82,123
MetLife, Inc.
5.00%, 6/15/15	60,000	64,516
Travelers (The) Cos., Inc.
6.25%, 3/15/37 (b)	35,000	31,759
Unilever Capital Corp.
5.90%, 11/15/32	33,000	36,665

	Principal Amount	Value

FINANCIALS (Continued)
Wachovia Corp.
5.25%, 8/01/14	$75,000	$78,983
Wells Fargo & Co.
5.00%, 11/15/14	18,000	18,864

		1,189,799

HEALTH CARE — 0.9%
Abbott Laboratories
5.875%, 5/15/16	18,000	20,529
AmerisourceBergen Corp.
5.875%, 9/15/15	19,000	21,214
AstraZeneca PLC (United Kingdom)
6.45%, 9/15/37	53,000	62,108
Bristol-Myers Squibb Co.
5.875%, 11/15/36	34,000	36,916
Eli Lilly & Co.
5.55%, 3/15/37	38,000	39,765
WellPoint, Inc.
5.25%, 1/15/16	18,000	18,780
Wyeth
5.50%, 2/01/14	140,000	155,704

		355,016

INDUSTRIALS — 0.4%
Burlington Northern Santa Fe Corp.
6.15%, 5/01/37	16,000	17,767
CSX Corp.
6.00%, 10/01/36	27,000	27,635
General Electric Co.
5.25%, 12/06/17	100,000	104,183

		149,585

INFORMATION TECHNOLOGY — 0.2%
IBM Corp.
5.70%, 9/14/17	40,000	45,254
Oracle Corp.
5.25%, 1/15/16	33,000	36,455

		81,709

MATERIALS — 0.3%
CRH America, Inc.
6.00%, 9/30/16	16,000	16,856
Vale Overseas Ltd. (Cayman Islands)
6.875%, 11/21/36	58,000	59,328
Weyerhaeuser Co.
7.375%, 3/15/32	29,000	26,515

		102,699

TELECOMMUNICATION SERVICES — 1.3%
BellSouth Corp.
6.00%, 11/15/34	54,000	53,825
Cellco Partnership / Verizon Wireless Capital LLC
5.55%, 2/01/14	270,000	297,834
Embarq Corp.
7.082%, 6/01/16	14,000	15,578
Verizon Global Funding Corp.
7.75%, 12/01/30	101,000	120,649

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Principal Amount	Value

TELECOMMUNICATION SERVICES (Continued)
Vodafone Group PLC (United Kingdom)
5.625%, 2/27/17	$13,000	$14,190

		502,076

UTILITIES — 1.1%
Constellation Energy Group
4.55%, 6/15/15	28,000	28,714
Dominion Resources, Inc., Series C
5.15%, 7/15/15	113,000	122,243
Exelon Generation Co. LLC
5.35%, 1/15/14	150,000	161,554
Pacific Gas & Electric Co.
6.05%, 3/01/34	36,000	38,960
6.25%, 3/01/39	50,000	56,009

		407,480

Total Corporate Bonds
(Amortized Cost $3,400,064)		3,589,442

UNITED STATES GOVERNMENT & AGENCIES
OBLIGATIONS — 5.3%

FEDERAL HOME LOAN MORTGAGE CORP. — 0.2%
6.25%, 7/15/32	55,000	67,751

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 1.2%
5.00%, 4/15/15	228,000	258,121
5.00%, 5/11/17	169,000	190,271

		448,392

UNITED STATES TREASURY BONDS/NOTES — 3.9%
1.75%, 11/15/11	182,400	186,383
4.75%, 5/15/14	327,500	370,024
7.50%, 11/15/16	240,600	313,852
8.125%, 8/15/19	108,400	152,480
4.375%, 2/15/38	445,000	457,793

		1,480,532

Total United States Government &
Agencies Obligations
(Amortized Cost $1,906,249)		1,996,675

SOVEREIGN BONDS — 0.6%
Province of Quebec Canada (Canada)
7.50%, 9/15/29	31,000	40,873
Republic of Brazil (Brazil)
7.125%, 1/20/37	67,000	79,629
Republic of Italy (Italy)
5.25%, 9/20/16	25,000	27,743
United Mexican States (Mexico)
5.625%, 1/15/17	56,000	60,088

Total Sovereign Bonds
(Amortized Cost $198,302)		208,333

Total Investments — 99.5%
(Amortized Cost $38,259,165)		$37,640,467
Other assets less liabilities — 0.5%		204,271

Net Assets — 100.0%		$37,844,738

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.
(a) Less than 0.1%.
(b) Variable Rate Coupon. Stated interest rate was in effect at November 30, 2009.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments:

Investments	Level 1	Level 2	Level 3
Common Stocks	$31,846,017	$—	$—
Corporate Bonds	—	3,589,442	—
United States Government
& Agencies Obligations	—	1,996,675	—
Sovereign Bonds	—	208,333	—

Total Investments	$31,846,017	$5,794,450	$—

COUNTRY BREAKDOWN AS OF NOVEMBER 30, 2009 (Unaudited)

	Value	% of Net Assets
United States	$28,246,891	74.6%
United Kingdom	2,414,952	6.4
France	1,038,692	2.7
Japan	981,166	2.6
Switzerland	976,227	2.6
Germany	969,238	2.6
Australia	552,657	1.5
Spain	542,863	1.4
Italy	369,849	1.0
Netherlands	249,188	0.7
Netherlands Antilles	222,657	0.6
Ireland	159,974	0.4
Sweden	134,863	0.4
Bermuda	89,771	0.2
Cayman Islands	87,382	0.2
Finland	86,849	0.2
Brazil	79,629	0.2
Denmark	68,562	0.2
Canada	67,908	0.2
Mexico	60,088	0.2
Norway	56,982	0.1
Luxembourg	51,583	0.1
Belgium	49,406	0.1
Greece	39,592	0.1
Hong Kong	22,521	0.1
Marshall Islands	20,977	0.1

Total Investments	37,640,467	99.5
Other assets less liabilities	204,271	0.5

Net Assets	$37,844,738	100.0%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND
November 30, 2009 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.2%

CONSUMER DISCRETIONARY — 8.4%
Amazon.com, Inc.*	1,350	$183,479
Ameristar Casinos, Inc.	1,270	22,073
AutoZone, Inc.*	222	32,827
Bally Technologies, Inc.*	1,137	47,220
Bob Evans Farms, Inc.*	678	17,126
Brown Shoe Co., Inc.	3,883	39,840
Buckle (The), Inc.	1,068	29,199
California Pizza Kitchen, Inc.*	476	5,979
Carter’s, Inc.*	1,326	28,841
Cinemark Holdings, Inc.	2,565	32,447
Collective Brands, Inc.*	1,445	27,946
Columbia Sportswear Co.	726	27,893
Comcast Corp., Class A	9,444	138,543
Cooper Tire & Rubber Co.	1,038	18,601
Corinthian Colleges, Inc.*	2,216	32,841
Daimler AG (Germany)	1,396	70,673
DIRECTV, Class A*	3,140	99,318
Dress Barn, Inc.*	1,376	29,543
Eastman Kodak Co.*	5,574	22,575
Ethan Allen Interiors, Inc.	2,332	27,075
Ford Motor Co.*	8,905	79,165
Fossil, Inc.*	1,525	47,046
Hennes & Mauritz AB, B Shares (Sweden)	829	48,904
Home Depot (The), Inc.	5,305	145,145
HONDA MOTOR Co. Ltd. (Japan)	3,062	95,971
Iconix Brand Group, Inc.*	1,523	17,149
J. Crew Group, Inc.*	1,403	60,034
Jack in the Box, Inc.*	1,261	23,543
Knology, Inc.*	3,554	35,042
Las Vegas Sands Corp.*	1,967	30,134
Life Time Fitness, Inc.*	854	19,300
LVMH Moet Hennessy Louis Vuitton SA
(France)	437	45,506
Marcus Corp.	2,425	30,046
McDonald’s Corp.	3,573	225,993
Men’s Wearhouse (The), Inc.	1,171	23,888
News Corp., Class A	5,760	66,010
Nissan Motor Co. Ltd. (Japan)	4,008	29,125
Omnicom Group, Inc.	949	34,847
Panasonic Corp. (Japan)	3,420	44,107
Rent-A-Center, Inc.*	1,425	25,208
Sherwin-Williams (The) Co.	399	24,275
Sony Corp. (Japan)	1,864	50,308
Spartan Motors, Inc.	941	4,874
Talbots (The), Inc.*	6,876	45,450
Target Corp.	2,361	109,928
Time Warner, Inc.	3,624	111,329
Toyota Motor Corp. (Japan)	5,081	202,899
Tractor Supply Co.*	750	35,018
Tupperware Brands Corp.	1,314	61,167
Vail Resorts, Inc.*	770	29,868
Vivendi (France)	2,177	62,722
Volcom, Inc.*	2,176	34,163
Volkswagen AG (Germany)	128	15,758
Walt Disney (The) Co.	5,571	168,356
Warnaco Group (The), Inc.*	985	40,099

		3,056,416

	Number of Shares	Value

CONSUMER STAPLES — 9.5%
Anheuser-Busch Inbev NV (Belgium)	1,075	$53,648
B&G Foods, Inc. Class A	3,527	30,191
Boston Beer (The) Co., Inc., Class A*	911	38,344
British American Tobacco PLC
(United Kingdom)	2,993	90,721
Campbell Soup Co.	1,086	37,977
Carrefour SA (France)	1,075	52,155
Casey’s General Stores, Inc.	1,077	32,945
Coca-Cola (The) Co.	7,024	401,773
CVS Caremark Corp.	4,631	143,607
Diageo PLC (United Kingdom)	4,602	77,412
Fresh Del Monte Produce, Inc.
(Cayman Islands)*	1,396	30,335
Imperial Tobacco Group PLC
(United Kingdom)	1,658	48,106
Kraft Foods, Inc., Class A	4,303	114,374
Lancaster Colony Corp.	617	29,443
Molson Coors Brewing Co., Class B	546	24,685
Nestle SA (Switzerland)	6,169	291,665
Philip Morris International, Inc.	6,340	304,891
Prestige Brands Holdings, Inc.*	4,530	31,574
Procter & Gamble (The) Co.	8,658	539,826
Reckitt Benckiser Group PLC
(United Kingdom)	979	49,806
Ruddick Corp.	1,105	29,415
Safeway, Inc.	1,345	30,263
Tesco PLC (United Kingdom)	12,846	89,175
Tootsie Roll Industries, Inc.	1,224	31,114
Unilever NV (Netherlands)	2,696	82,592
Unilever PLC (United Kingdom)	2,109	61,746
Wal-Mart Stores, Inc.	12,549	684,547
Weis Markets, Inc.	552	19,199

		3,451,529

ENERGY — 11.8%
Arena Resources, Inc.*	918	37,537
ATP Oil & Gas Corp.*	4,230	67,469
Berry Petroleum Co., Class A	1,024	27,986
BG Group PLC (United Kingdom)	6,571	118,944
Bill Barrett Corp.*	1,029	29,378
BP PLC (United Kingdom)	33,351	314,493
Cal Dive International, Inc.*	2,077	15,079
Chevron Corp.	6,576	513,191
ConocoPhillips	4,720	244,354
Dril-Quip, Inc.*	852	46,017
ENI S.p.A (Italy)	4,537	112,392
Exxon Mobil Corp.	15,999	1,201,045
General Maritime Corp. (Marshall Islands)	3,213	22,716
Goodrich Petroleum Corp.*	856	18,943
ION Geophysical Corp.*	12,257	66,678
Matrix Service Co.*	2,695	23,069
Murphy Oil Corp.	588	33,157
Nordic American Tanker Shipping Ltd.
(Bermuda)	950	30,372
Occidental Petroleum Corp.	2,575	208,034
Peabody Energy Corp.	785	34,901
Repsol YPF SA (Spain)	1,298	35,662

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Number of Shares	Value

ENERGY (Continued)
Royal Dutch Shell PLC, Class A
(United Kingdom)	6,688	$197,617
Royal Dutch Shell PLC, Class B
(United Kingdom)	5,225	148,943
RPC, Inc.	2,103	20,315
Schlumberger Ltd. (Netherlands Antilles)	3,782	241,632
Southwestern Energy Co.*	2,339	102,822
StatoilHydro ASA (Norway)	2,704	66,186
Total SA (France)	4,020	248,720
Woodside Petroleum Ltd. (Australia)	884	39,447
World Fuel Services Corp.	696	37,013

		4,304,112

FINANCIALS — 17.8%
Aflac, Inc.	3,286	151,255
Alexander’s, Inc. REIT*	114	31,755
Allianz SE (Germany)	785	96,430
American Campus Communities, Inc. REIT	1,109	29,888
Annaly Capital Management, Inc. REIT	3,561	65,558
Assicurazioni Generali S.p.A (Italy)	2,014	52,038
Australia & New Zealand Banking Group Ltd.
(Australia)	3,149	63,846
AXA (France)	3,003	71,551
Banco Bilbao Vizcaya Argentaria SA (Spain) .	5,325	100,293
Banco Santander SA (Spain)	11,800	202,139
Bank of America Corp.	25,308	401,131
Bank of New York Mellon (The) Corp.	8,259	220,019
Barclays PLC (United Kingdom)	13,080	62,755
BB&T Corp.	4,461	111,079
BNP Paribas (France)	1,521	125,596
Boston Private Financial Holdings, Inc.	5,570	26,123
Capital One Financial Corp.	2,606	99,966
Charles Schwab (The) Corp.	8,017	146,952
Commonwealth Bank of Australia (Australia)	2,174	105,070
Credit Suisse Group AG (Switzerland)	1,773	91,806
Delphi Financial Group, Inc., Class A	1,104	24,133
Deutsche Bank AG (Germany)	890	64,211
Dime Community Bancshares, Inc.	2,880	32,371
Encore Capital Group, Inc.*	2,238	38,136
Equity Lifestyle Properties, Inc. REIT	558	26,790
Equity One, Inc. REIT	1,836	29,651
First American Corp.	789	25,039
First Financial Bankshares, Inc.	465	24,078
FirstMerit Corp.	1,770	37,082
Franklin Resources, Inc.	1,585	171,228
GAMCO Investors, Inc., Class A	775	35,596
Goldman Sachs Group (The), Inc.	1,479	250,926
Highwoods Properties, Inc. REIT	1,595	48,823
HSBC Holdings PLC (United Kingdom)	30,238	350,839
Intesa Sanpaolo S.p.A (Italy)*	14,102	61,081
JPMorgan Chase & Co.	11,792	501,041
Kansas City Life Insurance Co.	1,031	27,734
KBW, Inc.*	838	20,606
Knight Capital Group, Inc., Class A*	2,164	31,681
MarketAxess Holdings, Inc.	2,652	33,017
MFA Financial, Inc. REIT	5,043	38,176
Mid-America Apartment Communities, Inc.
REIT	629	29,255
Mitsubishi UFJ Financial Group, Inc. (Japan) .	22,120	123,766

	Number of Shares	Value

FINANCIALS (Continued)
Montpelier Re Holdings Ltd. (Bermuda)	1,814	$30,366
Moody’s Corp.	1,473	34,218
Morgan Stanley	4,358	137,626
Muenchener Rueckversicherungs-Gesellschaft
AG (Germany)	363	56,913
National Australia Bank Ltd. (Australia)	2,954	77,387
National Bank of Greece SA ADR (Greece)	7,839	47,348
National Financial Partners Corp.*	4,109	35,913
National Retail Properties, Inc. REIT	1,788	35,832
NewAlliance Bancshares, Inc.	2,351	27,695
Nordea Bank AB (Sweden)	6,176	63,888
Northern Trust Corp.	1,593	78,854
Omega Healthcare Investors, Inc. REIT	1,820	32,924
optionsXpress Holdings, Inc.	1,321	20,211
Platinum Underwriters Holdings Ltd.
(Bermuda)	1,051	37,090
Potlatch Corp. REIT	856	25,201
ProAssurance Corp.*	727	38,713
Progressive (The) Corp.*	4,736	79,423
Prosperity Bancshares, Inc.	1,022	40,706
Renasant Corp.	517	7,357
Riskmetrics Group, Inc.*	1,376	20,544
SCBT Financial Corp.	1,175	30,550
Simon Property Group, Inc. REIT	1,778	129,189
Societe Generale (France)	955	67,230
Standared Chartered PLC (United Kingdom) .	3,585	87,309
Stifel Financial Corp.*	597	32,071
Sumitomo Mitsui Financial Group, Inc.
(Japan)	1,059	35,036
Tanger Factory Outlet Centers, Inc. REIT	712	27,946
Tower Group, Inc.	884	21,817
UBS AG (Switzerland)*	6,110	94,791
UMB Financial Corp.	944	37,099
UniCredito Italiano S.p.A (Italy)	23,610	80,642
Washington Real Estate Investment Trust
REIT	1,251	32,651
Wells Fargo & Co.	14,512	406,915
Westamerica Bancorp.	687	36,548
Westpac Banking Corp. (Australia)	4,432	97,932
Westwood Holdings Group, Inc.	692	24,061
Zurich Financial Services AG (Switzerland)	257	55,379

		6,505,885

HEALTH CARE — 9.1%
Abbott Laboratories	5,198	283,239
Amedisys, Inc.*	589	21,817
AMERIGROUP Corp.*	1,159	27,480
AmSurg Corp., Class A*	691	14,311
AstraZeneca PLC (United Kingdom)	2,282	101,751
Bayer AG (Germany)	1,427	109,242
Boston Scientific Corp.*	4,621	38,678
Bruker Corp.*	4,057	45,966
Catalyst Health Solutions, Inc.*	988	33,602
Centene Corp.*	1,021	19,215
Emergency Medical Services Corp., Class A* .	987	47,623
eResearch Technology, Inc.*	4,878	28,780
Forest Laboratories, Inc.*	948	29,066
Genzyme Corp.*	850	43,095
GlaxoSmithKline PLC (United Kingdom)	8,509	175,530

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Number of Shares	Value

HEALTH CARE (Continued)
Haemonetics Corp.*	582	$31,067
Inspire Pharmaceuticals, Inc.*	1,319	7,677
Isis Pharmaceuticals, Inc.*	2,326	24,911
Johnson & Johnson	8,436	530,118
Magellan Health Services, Inc.*	811	29,820
Martek Biosciences Corp.*	711	12,371
Medicis Pharmaceutical Corp., Class A	1,394	32,884
Novartis AG (Switzerland)	3,923	217,782
Novo Nordisk A/S, B Shares (Denmark)	742	49,773
NuVasive, Inc.*	902	29,270
Onyx Pharmaceuticals, Inc.*	1,309	37,450
Owens & Minor, Inc.	940	36,463
Pfizer, Inc.	21,401	388,856
Pharmasset Inc.*	510	10,195
Psychiatric Solutions, Inc.*	1,211	26,836
Quality Systems, Inc.	689	40,989
Regeneron Pharmaceuticals, Inc.*	1,875	34,406
Roche Holding AG (Switzerland)	1,234	201,888
Sanofi-Aventis SA (France)	1,877	141,804
SIGA Technologies, Inc.*	3,799	34,381
Sirona Dental Systems, Inc.*	1,164	33,872
STERIS Corp.	1,299	41,971
Takeda Pharmaceutical Co. Ltd. (Japan)	1,547	64,649
Thoratec Corp.*	1,344	40,038
UnitedHealth Group, Inc.	3,685	105,649
Vanda Pharmaceuticals, Inc.*	610	6,442
WellCare Health Plans, Inc.*	969	31,967
Zimmer Holdings, Inc.*	679	40,176
ZymoGenetics, Inc.*	1,511	9,232

		3,312,332

INDUSTRIALS — 9.9%
A.O. Smith Corp.	619	25,948
ABB Ltd. (Switzerland)	3,903	71,511
BAE Systems PLC (United Kingdom)	6,067	32,667
Baldor Electric Co.	1,028	26,471
Burlington Northern Santa Fe Corp.	2,416	237,493
C.H. Robinson Worldwide, Inc.	1,184	65,996
Caterpillar, Inc.	1,827	106,679
CLARCOR, Inc.	1,122	35,758
CRA International, Inc.*	1,094	27,208
Curtiss-Wright Corp.	1,002	28,517
Dollar Thrifty Automotive Group, Inc.*	1,746	32,231
East Japan Railway Co. (Japan)	667	47,231
Eaton Corp.	519	33,164
EMCOR Group, Inc.*	1,521	36,200
Emerson Electric Co.	2,295	95,036
Fanuc Ltd. (Japan)	333	27,600
First Solar, Inc.*	286	34,065
General Dynamics Corp.	1,229	80,991
General Electric Co.	31,925	511,439
Geo Group (The), Inc.*	1,145	22,763
GrafTech International Ltd.*	2,621	38,555
Granite Construction, Inc.	884	26,493
Griffon Corp.*	1,359	14,134
Hawaiian Holdings, Inc.*	4,697	29,356
Heartland Express, Inc.	2,073	30,577
Heico Corp.	566	21,197

	Number of Shares	Value

INDUSTRIALS (Continued)
Heidrick & Struggles International, Inc.	1,645	$46,471
Hutchison Whampoa Ltd. (Hong Kong)	4,445	30,053
JetBlue Airways Corp.*	5,931	32,680
Kforce, Inc.*	822	10,645
Knight Transportation, Inc.	1,919	32,642
Koninklijke (Royal) Philips Electronics NV
(Netherlands)	1,720	47,037
L.B. Foster Co., Class A*	871	23,848
Lockheed Martin Corp.	1,232	95,147
Mitsubishi Corp. (Japan)	2,492	56,409
Mitsui & Co. Ltd. (Japan)	3,503	46,520
PACCAR, Inc.	1,169	43,347
Regal-Beloit Corp.	700	33,222
Republic Services, Inc.	1,115	31,443
Rollins, Inc.	2,255	40,071
Schneider Electric SA (France)	430	47,057
Seaboard Corp.	27	39,258
Siemens AG (Germany)	1,530	149,907
Tetra Tech, Inc.*	1,350	35,559
Union Pacific Corp.	3,319	209,960
United Parcel Service, Inc., Class B	6,730	386,773
United Technologies Corp.	2,962	199,165
Vestas Wind Systems A/S (Denmark)*	351	24,643
Vicor Corp.*	3,995	32,759
Vinci SA (France)	736	40,691
Waste Management, Inc.	1,564	51,362
Watsco, Inc.	713	35,764
Watson Wyatt Worldwide, Inc., Class A	971	40,141

		3,601,854

INFORMATION TECHNOLOGY — 17.0%
3Com Corp.*	10,595	78,085
Accenture PLC, Class A (Ireland)	4,240	174,009
Anixter International, Inc.*	801	34,619
Apple, Inc.*	2,788	557,349
Arris Group, Inc.*	2,788	27,852
Benchmark Electronics, Inc.*	1,399	25,224
CACI International, Inc., Class A*	657	30,498
CANON, Inc. (Japan)	1,882	72,751
Cass Information Systems, Inc.	792	22,303
Cisco Systems, Inc.*	17,113	400,444
Computer Sciences Corp.*	463	25,609
Concur Technologies, Inc.*	1,079	39,988
Corning, Inc.	4,811	80,247
Daktronics, Inc.	3,829	32,432
Digital River, Inc.*	820	20,689
Ebix, Inc.*	194	10,071
Electro Scientific Industries, Inc.*	2,333	22,700
EMC Corp.*	6,111	102,848
EMS Technologies, Inc.*	334	4,302
Entegris, Inc.*	9,551	39,828
Exar Corp.*	3,916	27,490
Fair Isaac Corp.	1,191	21,736
Gartner, Inc.*	2,046	38,710
Google, Inc., Class A*	962	560,846
Hewlett-Packard Co.	7,484	367,165
Informatica Corp.*	1,898	42,610
International Business Machines Corp.	3,985	503,505

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Number of Shares	Value

INFORMATION TECHNOLOGY (Continued)
IXYS Corp.*	3,094	$19,925
Jack Henry & Associates, Inc.	1,873	42,798
ManTech International Corp., Class A*	816	35,316
MasterCard, Inc., Class A	858	206,658
Microsemi Corp.*	1,696	25,830
Microsoft Corp.	27,792	817,363
Moduslink Global Solutions, Inc.*	4,003	32,344
Nintendo Co. Ltd. (Japan)	171	42,102
Nokia Oyj (Finland)	7,196	94,749
Oracle Corp.	15,814	349,173
Palm, Inc.*	3,452	37,661
Parametric Technology Corp.*	2,553	38,448
Paychex, Inc.	1,124	35,237
Polycom, Inc.*	1,757	37,881
Quest Software, Inc.*	2,049	34,485
Rackspace Hosting, Inc.*	2,740	50,717
Riverbed Technology, Inc.*	1,510	30,744
Rogers Corp.*	314	8,842
SAP AG (Germany)	1,517	72,472
Skyworks Solutions, Inc.*	3,275	40,315
Smith Micro Software, Inc.*	681	4,311
Solera Holdings, Inc.	1,501	52,475
SRA International, Inc., Class A*	1,184	21,371
Starent Networks Corp.*	1,516	52,287
Telefonaktiebolaget LM Ericsson, B Shares
(Sweden)	4,724	45,285
TIBCO Software, Inc.*	3,680	31,648
Visa, Inc., Class A	5,847	473,607
VistaPrint NV (Netherlands)*	937	53,437
Yahoo!, Inc.*	4,295	64,296

		6,215,687

MATERIALS — 4.1%
Air Liquide SA (France)	428	49,736
AMCOL International Corp.	692	18,857
American Vanguard Corp.	2,897	21,293
Anglo American PLC (United Kingdom)	2,408	102,865
ArcelorMittal (Luxembourg)	1,434	55,869
BASF AG (Germany)	1,487	89,658
BHP Billiton Ltd. (Australia)	5,946	224,782
BHP Billiton PLC (United Kingdom)	4,043	123,244
Dow Chemical (The) Co.	3,464	96,230
E.I. du Pont de Nemours & Co.	2,658	91,914
NewMarket Corp.	306	32,044
Newmont Mining Corp.	1,500	80,460
Praxair, Inc.	1,039	85,229
Rio Tinto PLC (United Kingdom)	2,383	120,763
Rock-Tenn Co., Class A	842	38,033
Rockwood Holdings, Inc.*	1,518	34,170
Sensient Technologies Corp.	1,045	26,480
Shin-Etsu Chemical Co. Ltd. (Japan)	778	42,357
Silgan Holdings, Inc.	850	45,535
Syngenta AG (Switzerland)	177	46,936
Vulcan Materials Co.	388	18,810
Westlake Chemical Corp.	1,476	38,597
Weyerhaeuser Co.	653	25,428

		1,509,290

	Number of Shares	Value

TELECOMMUNICATION SERVICES — 4.1%
AT&T, Inc.	19,805	$533,548
Deutsche Telekom AG (Germany)	4,764	70,237
France Telecom SA (France)	3,344	86,980
Koninklijke (Royal) KPN NV (Netherlands)	2,903	51,517
NTT DoCoMo, Inc. (Japan)	28	42,579
Telefonica SA (Spain)	6,782	194,683
Verizon Communications, Inc.	9,429	296,636
Vodafone Group PLC (United Kingdom)	91,356	205,546

		1,481,726

UTILITIES — 3.5%
Consolidated Edison, Inc.	1,952	83,760
E.ON AG (Germany)	3,599	142,324
Enel S.p.A (Italy)	9,331	55,826
EQT Corp.	911	37,488
Exelon Corp.	4,562	219,797
FPL Group, Inc.	2,881	149,726
GDF Suez (France)	2,050	85,593
Iberdrola SA (Spain)	6,662	63,213
New Jersey Resources Corp.	938	33,046
Nicor, Inc.	1,021	39,982
Piedmont Natural Gas Co., Inc.	1,698	40,243
RWE AG (Germany)	819	75,166
Southern Co.	5,483	175,949
Tokyo Electric Power (The) Co., Inc. (Japan) .	2,112	57,124
WGL Holdings, Inc.	1,144	36,013

		1,295,250

Total Common Stocks
(Cost $36,210,631)		34,734,081

RIGHTS — 0.0% (a)

FINANCIALS — 0.0% (a)
Fortis Rights, expiring 12/31/14 (Belgium)*
(Cost $0)	3,912	0

	Principal Amount	Value
CORPORATE BONDS — 2.6%

CONSUMER DISCRETIONARY — 0.2%
CBS Corp.
7.875%, 7/30/30	$6,000	6,289
Comcast Corp.
6.45%, 3/15/37	9,000	9,421
Home Depot (The), Inc.
5.40%, 3/01/16	19,000	20,283
News America, Inc.
6.20%, 12/15/34	15,000	15,048
Target Corp.
7.00%, 1/15/38	16,000	19,347
Time Warner Cable, Inc.
6.55%, 5/01/37	6,000	6,246
Time Warner, Inc.
7.70%, 5/01/32	6,000	7,053
Viacom, Inc.
6.25%, 4/30/16	7,000	7,738

		91,425

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Principal Amount	Value

CONSUMER STAPLES — 0.2%
CVS Caremark Corp.
6.302%, 6/01/37 (b)	$20,000	$17,210
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	10,000	11,112
Kraft Foods
6.50%, 8/11/17	20,000	22,061
Pepsi Bottling Group, Inc., Series B
7.00%, 3/01/29	4,000	4,882
Procter & Gamble (The) Co.
5.55%, 3/05/37	12,000	12,966
Wal-Mart Stores, Inc.
6.50%, 8/15/37	10,000	11,772

		80,003

ENERGY — 0.2%
Anadarko Petroleum Corp.
5.95%, 9/15/16	22,000	24,039
Canadian Natural Resources Ltd. (Canada)
5.70%, 5/15/17	2,000	2,163
ConocoPhillips
5.90%, 10/15/32	16,000	16,815
Enterprise Products Operating LP, Series B
5.60%, 10/15/14	2,000	2,178
Kinder Morgan Energy Partners LP
5.80%, 3/15/35	15,000	14,137

		59,332

FINANCIALS — 1.0%
Allstate (The) Corp.
5.55%, 5/09/35	5,000	4,967
American Express Co.
4.875%, 7/15/13	54,000	57,104
Capital One Financial Corp.
6.15%, 9/01/16	9,000	9,128
Credit Suisse (USA), Inc.
7.125%, 7/15/32	31,000	37,358
General Electric Capital Corp., Series A MTN
6.75%, 3/15/32	8,000	8,228
Goldman Sachs Group, LP
5.00%, 10/01/14	32,000	34,065
Goldman Sachs Group (The), Inc.
6.75%, 10/01/37	77,000	79,502
HSBC Finance Corp.
5.50%, 1/19/16	20,000	21,296
JP Morgan Chase Bank NA
5.875%, 6/13/16	25,000	26,488
Landwirtschaftliche Rentenbank,
Series G MTN (Germany)
5.00%, 11/08/16	10,000	11,173
Merrill Lynch & Co., Inc.
6.875%, 4/25/18	5,000	5,372
Merrill Lynch & Co, Inc., Series C MTN
5.00%, 1/15/15	20,000	20,531
MetLife, Inc.
5.00%, 6/15/15	20,000	21,505
Travelers (The) Cos., Inc.
6.25%, 3/15/37 (b)	11,000	9,982

	Principal Amount	Value

FINANCIALS (Continued)
Unilever Capital Corp.
5.90%, 11/15/32	$9,000	$10,000
Wachovia Corp.
5.25%, 8/01/14	15,000	15,797
Wells Fargo & Co.
5.00%, 11/15/14	2,000	2,096

		374,592

HEALTH CARE — 0.2%
Abbott Laboratories
5.875%, 5/15/16	25,000	28,512
AmerisourceBergen Corp.
5.875%, 9/15/15	10,000	11,165
Eli Lilly & Co.
5.55%, 3/15/37	10,000	10,465
WellPoint, Inc.
5.25%, 1/15/16	2,000	2,087
Wyeth
5.50%, 2/01/14	22,000	24,468

		76,697

INDUSTRIALS — 0.1%
CSX Corp.
6.00%, 10/01/36	12,000	12,282
General Electric Co.
5.25%, 12/06/17	30,000	31,255

		43,537

INFORMATION TECHNOLOGY — 0.1%
IBM Corp.
5.70%, 9/14/17	10,000	11,313
Oracle Corp.
5.25%, 1/15/16	10,000	11,047

		22,360

MATERIALS — 0.1%
CRH America, Inc.
6.00%, 9/30/16	7,000	7,374
Vale Overseas Ltd. (Cayman Islands)
6.875%, 11/21/36	11,000	11,252
Weyerhaeuser Co.
7.375%, 3/15/32	7,000	6,400

		25,026

TELECOMMUNICATION SERVICES — 0.3%
BellSouth Corp.
6.00%, 11/15/34	15,000	14,951
Cellco Partnership/Verizon Wireless
Capital LLC
5.55%, 2/01/14	45,000	49,640
Embarq Corp.
7.082%, 6/01/16	7,000	7,789
Verizon Global Funding Corp.
7.75%, 12/01/30	30,000	35,836
Vodafone Group PLC (United Kingdom)
5.625%, 2/27/17	4,000	4,366

		112,582

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Principal Amount	Value

UTILITIES — 0.2%
Constellation Energy Group
4.55%, 6/15/15	$2,000	$2,051
Dominion Resources, Inc., Series C
5.15%, 7/15/15	19,000	20,554
Exelon Generation Co. LLC
5.35%, 1/15/14	10,000	10,770
Pacific Gas & Electric Co.
6.05%, 3/01/34	21,000	22,727
6.25%, 3/01/39	22,000	24,645

		80,747

Total Corporate Bonds
(Amortized Cost $924,119)		966,301

UNITED STATES GOVERNMENT & AGENCIES
OBLIGATIONS — 1.6%

FEDERAL HOME LOAN MORTGAGE CORP. — 0.0% (a)
6.25%, 7/15/32	4,000	4,927

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 0.1%
5.00%, 4/15/15	48,000	54,341

UNITED STATES TREASURY BONDS/NOTES — 1.5%
4.75%, 5/15/14	24,800	28,020
3.25%, 7/31/16	100,100	104,417
8.125%, 8/15/19	122,900	172,877
7.625%, 2/15/25	49,600	71,215
6.25%, 5/15/30	31,800	41,380
5.00%, 5/15/37	54,700	62,050
4.375%, 2/15/38	51,200	52,672

		532,631

Total United States Government &
Agencies Obligations
(Amortized Cost $574,448)		591,899

SOVEREIGN BONDS — 0.1%
Province of Quebec Canada (Canada)
7.50%, 9/15/29	8,000	10,548
Republic of Brazil (Brazil)
7.125%, 1/20/37	17,000	20,204

Total Sovereign Bonds
(Amortized Cost $29,427)		30,752

Total Investments — 99.5%
(Amortized Cost $37,738,625)		$36,323,033
Other assets less liabilities — 0.5%		168,786

Net Assets — 100.0%		$36,491,819

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.
(a) Less than 0.1%.
(b) Variable Rate Coupon. Stated interest rate was in effect at November 30, 2009.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments:

Investments	Level 1	Level 2	Level 3
Common Stocks	$34,734,081	$—	$—
Corporate Bonds	—	966,301	—
United States Government
& Agencies Obligations	—	591,899	—
Sovereign Bonds	—	30,752	—

Total Investments	$34,734,081	$1,588,952	$—

COUNTRY BREAKDOWN AS OF NOVEMBER 30, 2009 (Unaudited)

	Value	% of Net Assets
United States	$26,453,481	72.5%
United Kingdom	2,564,598	7.0
France	1,125,339	3.1
Japan	1,080,534	2.9
Switzerland	1,071,757	2.9
Germany	1,024,163	2.8
Australia	608,465	1.7
Spain	595,990	1.6
Italy	361,979	1.0
Netherlands	245,694	0.7
Netherlands Antilles	241,632	0.7
Ireland	174,010	0.5
Sweden	158,077	0.4
Bermuda	97,828	0.3
Finland	94,749	0.3
Denmark	74,415	0.2
Norway	66,186	0.2
Luxembourg	55,869	0.1
Belgium	53,648	0.1
Greece	47,348	0.1
Cayman Islands	41,587	0.1
Hong Kong	30,053	0.1
Marshall Islands	22,716	0.1
Brazil	20,204	0.1
Canada	12,711	0.0

Total Investments	36,323,033	99.5
Other assets less liabilities	168,786	0.5

Net Assets	$36,491,819	100.0%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
November 30, 2009 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 20.8%

CONSUMER DISCRETIONARY — 1.8%
Amazon.com, Inc.*	220	$29,900
AutoZone, Inc.*	33	4,880
Bally Technologies, Inc.*	215	8,929
Brown Shoe Co., Inc.	717	7,356
Buckle (The), Inc.	205	5,605
Carter’s, Inc.*	254	5,525
Cinemark Holdings, Inc.	469	5,933
Columbia Sportswear Co.	100	3,842
Comcast Corp., Class A	1,454	21,330
Corinthian Colleges, Inc.*	427	6,328
Daimler AG (Germany)	218	11,036
DIRECTV, Class A*	481	15,214
Ethan Allen Interiors, Inc.	474	5,503
Ford Motor Co.*	1,582	14,064
Fossil, Inc.*	298	9,193
Hennes & Mauritz AB, B Shares (Sweden)	129	7,610
Home Depot (The), Inc.	851	23,283
HONDA MOTOR Co. Ltd. (Japan)	532	16,674
J. Crew Group, Inc.*	262	11,211
Jack in the Box, Inc.*	251	4,686
Knology, Inc.*	653	6,439
Las Vegas Sands Corp.*	300	4,596
LVMH Moet Hennessy Louis
Vuitton SA (France)	76	7,914
Marcus Corp.	468	5,799
McDonald’s Corp.	567	35,863
News Corp., Class A	981	11,242
Omnicom Group, Inc.	167	6,132
Panasonic Corp. (Japan)	600	7,738
Rent-A-Center, Inc.*	287	5,077
Sony Corp. (Japan)	283	7,638
Talbots (The), Inc.*	1,259	8,322
Target Corp.	400	18,624
Time Warner, Inc.	587	18,033
Toyota Motor Corp. (Japan)	800	31,946
Tractor Supply Co.*	138	6,443
Tupperware Brands Corp.	263	12,243
Vail Resorts, Inc.*	100	3,879
Vivendi (France)	335	9,652
Volcom, Inc.*	437	6,861
Volkswagen AG (Germany)	19	2,339
Walt Disney (The) Co.	868	26,231
Warnaco Group (The), Inc.*	199	8,101

		469,214

CONSUMER STAPLES — 2.0%
Anheuser-Busch Inbev NV (Belgium)	186	9,282
B&G Foods, Inc. Class A	661	5,658
Boston Beer (The) Co., Inc., Class A*	176	7,408
British American Tobacco PLC
(United Kingdom)	466	14,125
Campbell Soup Co.	203	7,099
Carrefour SA (France)	170	8,248
Casey’s General Stores, Inc.	198	6,057
Coca-Cola (The) Co.	1,037	59,316
CVS Caremark Corp.	722	22,389
Diageo PLC (United Kingdom)	630	10,597

	Number of Shares	Value

CONSUMER STAPLES (Continued)
Fresh Del Monte Produce, Inc.
(Cayman Islands)*	200	$4,346
Imperial Tobacco Group PLC
(United Kingdom)	275	7,979
Kraft Foods, Inc., Class A	678	18,021
Lancaster Colony Corp.	108	5,154
Nestle SA (Switzerland)	884	41,795
Philip Morris International, Inc.	939	45,157
Prestige Brands Holdings, Inc.*	864	6,022
Procter & Gamble (The) Co.	1,285	80,120
Reckitt Benckiser Group PLC
(United Kingdom)	125	6,359
Ruddick Corp.	214	5,697
Safeway, Inc.	259	5,828
Tesco PLC (United Kingdom)	2,081	14,447
Tootsie Roll Industries, Inc.	232	5,897
Unilever NV (Netherlands)	412	12,622
Unilever PLC (United Kingdom)	329	9,632
Wal-Mart Stores, Inc.	1,919	104,680

		523,935

ENERGY — 2.6%
Arena Resources, Inc.*	185	7,565
ATP Oil & Gas Corp.*	791	12,616
BG Group PLC (United Kingdom)	935	16,925
Bill Barrett Corp.*	204	5,824
BP PLC (United Kingdom)	4,922	46,413
Chevron Corp.	995	77,650
ConocoPhillips	760	39,345
Dril-Quip, Inc.*	165	8,912
ENI S.p.A (Italy)	690	17,093
Exxon Mobil Corp.	2,431	182,495
General Maritime Corp. (Marshall Islands)	641	4,532
ION Geophysical Corp.*	2,249	12,235
Matrix Service Co.*	519	4,443
Murphy Oil Corp.	121	6,823
Nordic American Tanker Shipping Ltd.
(Bermuda)	185	5,914
Occidental Petroleum Corp.	405	32,720
Peabody Energy Corp.	174	7,736
Repsol YPF SA (Spain)	211	5,797
Royal Dutch Shell PLC,
Class A (United Kingdom)	993	29,341
Royal Dutch Shell PLC,
Class B (United Kingdom)	766	21,836
Schlumberger Ltd. (Netherlands Antilles)	605	38,653
Southwestern Energy Co.*	399	17,540
StatoilHydro ASA (Norway)	408	9,987
Total SA (France)	584	36,132
Woodside Petroleum Ltd. (Australia)	148	6,604
World Fuel Services Corp.	132	7,020

		662,151

FINANCIALS — 3.8%
Aflac, Inc.	511	23,521
Alexander’s, Inc. REIT*	23	6,407
Allianz SE (Germany)	122	14,987

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Number of Shares	Value

FINANCIALS (Continued)
American Campus Communities, Inc. REIT	233	$6,279
Annaly Capital Management, Inc. REIT	640	11,782
Assicurazioni Generali S.p.A (Italy)	308	7,958
Australia & New Zealand
Banking Group Ltd. (Australia)	477	9,671
AXA (France)	401	9,554
Banco Bilbao Vizcaya Argentaria SA (Spain) .	822	15,482
Banco Santander SA (Spain)	1,762	30,184
Bank of America Corp.	3,781	59,929
Bank of New York Mellon (The) Corp.	1,273	33,913
Barclays PLC (United Kingdom)	2,043	9,802
BB&T Corp.	679	16,907
BNP Paribas (France)	214	17,671
Boston Private Financial Holdings, Inc.	932	4,371
Capital One Financial Corp.	432	16,572
Charles Schwab (The) Corp.	1,211	22,198
Commonwealth Bank of Australia (Australia)	333	16,094
Credit Suisse Group AG (Switzerland)	233	12,065
Delphi Financial Group, Inc., Class A	200	4,372
Deutsche Bank AG (Germany)	142	10,245
Dime Community Bancshares, Inc.	528	5,935
Encore Capital Group, Inc.*	378	6,441
Equity One, Inc. REIT	384	6,202
FirstMerit Corp.	293	6,138
Franklin Resources, Inc.	252	27,224
GAMCO Investors, Inc., Class A	118	5,420
Goldman Sachs Group (The), Inc.	232	39,361
Highwoods Properties, Inc. REIT	312	9,550
HSBC Holdings PLC (United Kingdom)	4,538	52,652
Intesa Sanpaolo S.p.A (Italy)*	2,254	9,763
JPMorgan Chase & Co.	1,763	74,909
Kansas City Life Insurance Co.	192	5,165
Knight Capital Group, Inc., Class A*	354	5,183
MarketAxess Holdings, Inc.	468	5,827
MFA Financial, Inc. REIT	970	7,343
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,233	18,090
Montpelier Re Holdings Ltd. (Bermuda)	337	5,641
Moody’s Corp.	253	5,877
Morgan Stanley	664	20,969
Muenchener Rueckversicherungs-Gesellschaft
AG (Germany)	55	8,623
National Australia Bank Ltd. (Australia)	456	11,946
National Bank of Greece SA ADR (Greece)	1,210	7,308
National Financial Partners Corp.*	741	6,476
National Retail Properties, Inc. REIT	351	7,034
NewAlliance Bancshares, Inc.	399	4,700
Nordea Bank AB (Sweden)	787	8,141
Northern Trust Corp.	241	11,930
Omega Healthcare Investors, Inc. REIT	367	6,639
Platinum Underwriters Holdings Ltd.
(Bermuda)	188	6,635
ProAssurance Corp.*	127	6,763
Progressive (The) Corp.*	786	13,181
Prosperity Bancshares, Inc.	169	6,731
SCBT Financial Corp.	210	5,460
Simon Property Group, Inc. REIT	311	22,597
Societe Generale (France)	125	8,800
Standared Chartered PLC (United Kingdom)	503	12,250
Stifel Financial Corp.*	104	5,587

	Number of Shares	Value

FINANCIALS (Continued)
Sumitomo Mitsui Financial Group, Inc.
(Japan)	220	$7,278
UBS AG (Switzerland)*	872	13,528
UMB Financial Corp.	143	5,620
UniCredito Italiano S.p.A (Italy)	3,754	12,822
Washington Real Estate Investment Trust REIT	257	6,708
Wells Fargo & Co.	2,169	60,819
Westamerica BanCorp.	109	5,799
Westpac Banking Corp. (Australia)	658	14,540
Westwood Holdings Group, Inc.	126	4,381
Zurich Financial Services AG (Switzerland)	39	8,404

		978,354

HEALTH CARE — 2.0%
Abbott Laboratories	786	42,829
AMERIGROUP Corp.*	227	5,382
AstraZeneca PLC (United Kingdom)	345	15,383
Bayer AG (Germany)	225	17,225
Boston Scientific Corp.*	875	7,324
Bruker Corp.*	742	8,407
Catalyst Health Solutions, Inc.*	200	6,802
Emergency Medical Services Corp., Class A* .	163	7,865
eResearch Technology, Inc.*	930	5,487
Genzyme Corp.*	154	7,808
GlaxoSmithKline PLC (United Kingdom)	1,237	25,518
Haemonetics Corp.*	118	6,299
Isis Pharmaceuticals, Inc.*	425	4,552
Johnson & Johnson	1,270	79,806
Magellan Health Services, Inc.*	172	6,324
Medicis Pharmaceutical Corp., Class A	300	7,077
Novartis AG (Switzerland)	606	33,642
Novo Nordisk A/S, B Shares (Denmark)	131	8,787
NuVasive, Inc.*	177	5,744
Onyx Pharmaceuticals, Inc.*	243	6,952
Owens & Minor, Inc.	184	7,137
Pfizer, Inc.	3,272	59,452
Psychiatric Solutions, Inc.*	249	5,518
Quality Systems, Inc.	127	7,555
Regeneron Pharmaceuticals, Inc.*	346	6,349
Roche Holding AG (Switzerland)	181	29,612
Sanofi-Aventis SA (France)	280	21,153
SIGA Technologies, Inc.*	690	6,245
Sirona Dental Systems, Inc.*	200	5,820
STERIS Corp.	261	8,433
Takeda Pharmaceutical Co. Ltd. (Japan)	266	11,116
Thoratec Corp.*	254	7,567
UnitedHealth Group, Inc.	635	18,205
Zimmer Holdings, Inc.*	150	8,876

		512,251

INDUSTRIALS — 2.2%
ABB Ltd. (Switzerland)	601	11,012
BAE Systems PLC (United Kingdom)	1,020	5,492
Baldor Electric Co.	201	5,176
Burlington Northern Santa Fe Corp.	356	34,995
C.H. Robinson Worldwide, Inc.	184	10,256
Caterpillar, Inc.	322	18,802
CLARCOR, Inc.	207	6,597
CRA International, Inc.*	209	5,198

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Number of Shares	Value

INDUSTRIALS (Continued)
Curtiss-Wright Corp.	190	$5,407
Dollar Thrifty Automotive Group, Inc.*	306	5,649
East Japan Railway Co. (Japan)	200	14,162
EMCOR Group, Inc.*	287	6,831
Emerson Electric Co.	379	15,694
Fanuc Ltd. (Japan)	100	8,288
First Solar, Inc.*	53	6,313
General Dynamics Corp.	208	13,707
General Electric Co.	4,954	79,362
GrafTech International Ltd.*	500	7,355
Granite Construction, Inc.	165	4,945
Hawaiian Holdings, Inc.*	786	4,913
Heartland Express, Inc.	352	5,192
Heidrick & Struggles International, Inc.	313	8,842
JetBlue Airways Corp.*	1,061	5,846
Knight Transportation, Inc.	328	5,579
Koninklijke (Royal) Philips Electronics NV
(Netherlands)	307	8,396
L.B. Foster Co., Class A*	165	4,518
Lockheed Martin Corp.	191	14,751
Mitsubishi Corp. (Japan)	416	9,417
Mitsui & Co. Ltd. (Japan)	600	7,968
PACCAR, Inc.	215	7,972
Regal-Beloit Corp.	129	6,122
Republic Services, Inc.	215	6,063
Rollins, Inc.	368	6,539
Schneider Electric SA (France)	63	6,895
Seaboard Corp.	5	7,270
Siemens AG (Germany)	238	23,319
Tetra Tech, Inc.*	234	6,164
Union Pacific Corp.	503	31,820
United Parcel Service, Inc., Class B	1,014	58,274
United Technologies Corp.	414	27,837
Vicor Corp.*	769	6,306
Vinci SA (France)	119	6,579
Waste Management, Inc.	256	8,407
Watsco, Inc.	125	6,270
Watson Wyatt Worldwide, Inc., Class A	182	7,524

		564,024

INFORMATION TECHNOLOGY — 3.8%
3Com Corp.*	1,742	12,839
Accenture PLC, Class A (Ireland)	642	26,348
Anixter International, Inc.*	154	6,656
Apple, Inc.*	421	84,162
Arris Group, Inc.*	495	4,945
CACI International, Inc., Class A*	125	5,803
CANON, Inc. (Japan)	266	10,282
Cass Information Systems, Inc.	151	4,252
Cisco Systems, Inc.*	2,558	59,857
Concur Technologies, Inc.*	200	7,412
Corning, Inc.	810	13,511
Daktronics, Inc.	735	6,225
Digital River, Inc.*	153	3,860
Electro Scientific Industries, Inc.*	435	4,233
EMC Corp.*	997	16,780
Entegris, Inc.*	1,761	7,343
Exar Corp.*	698	4,900
Fair Isaac Corp.	200	3,650

	Number of Shares	Value

INFORMATION TECHNOLOGY (Continued)
Gartner, Inc.*	382	$7,227
Google, Inc., Class A*	147	85,701
Hewlett-Packard Co.	1,127	55,291
Informatica Corp.*	341	7,655
International Business Machines Corp.	575	72,651
IXYS Corp.*	576	3,709
Jack Henry & Associates, Inc.	336	7,678
ManTech International Corp., Class A*	153	6,622
MasterCard, Inc., Class A	141	33,961
Microsemi Corp.*	328	4,995
Microsoft Corp.	4,246	124,876
ModusLink Global Solutions, Inc.*	731	5,906
Nintendo Co. Ltd. (Japan)	27	6,648
Nokia Oyj (Finland)	945	12,443
Oracle Corp.	2,456	54,228
Palm, Inc.*	594	6,481
Parametric Technology Corp.*	491	7,394
Paychex, Inc.	199	6,239
Polycom, Inc.*	321	6,921
Quest Software, Inc.*	387	6,513
Rackspace Hosting, Inc.*	506	9,366
Riverbed Technology, Inc.*	269	5,477
SAP AG (Germany)	252	12,039
Skyworks Solutions, Inc.*	576	7,091
Solera Holdings, Inc.	275	9,614
Starent Networks Corp.*	262	9,036
Telefonaktiebolaget LM Ericsson,
B Shares (Sweden)	732	7,017
TIBCO Software, Inc.*	704	6,054
Visa, Inc., Class A	901	72,981
VistaPrint NV (Netherlands)*	162	9,239
Yahoo!, Inc.*	752	11,257

		965,368

MATERIALS — 0.9%
Air Liquide SA (France)	70	8,134
American Vanguard Corp.	556	4,087
Anglo American PLC (United Kingdom)	347	14,823
ArcelorMittal (Luxembourg)	233	9,078
BASF AG (Germany)	238	14,350
BHP Billiton Ltd. (Australia)	882	33,343
BHP Billiton PLC (United Kingdom)	589	17,955
Dow Chemical (The) Co.	586	16,278
E.I. du Pont de Nemours & Co.	470	16,253
Newmont Mining Corp.	270	14,483
Praxair, Inc.	167	13,699
Rio Tinto PLC (United Kingdom)	348	17,636
Rock-Tenn Co., Class A	156	7,047
Rockwood Holdings, Inc.*	300	6,753
Sensient Technologies Corp.	212	5,372
Shin-Etsu Chemical Co. Ltd. (Japan)	100	5,444
Silgan Holdings, Inc.	157	8,410
Syngenta AG (Switzerland)	29	7,690
Westlake Chemical Corp.	270	7,061

		227,896

TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	2,999	80,792
Deutsche Telekom AG (Germany)	751	11,072

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Number of Shares	Value

TELECOMMUNICATION SERVICES (Continued)
France Telecom SA (France)	499	$12,979
Koninklijke (Royal) KPN NV (Netherlands)	450	7,986
NTT DoCoMo, Inc. (Japan)	4	6,083
Telefonica SA (Spain)	1,001	28,735
Verizon Communications, Inc.	1,395	43,887
Vodafone Group PLC (United Kingdom)	13,502	30,379

		221,913

UTILITIES — 0.8%
Consolidated Edison, Inc.	283	12,144
E.ON AG (Germany)	515	20,366
Enel S.p.A (Italy)	1,362	8,149
EQT Corp.	181	7,448
Exelon Corp.	687	33,099
FPL Group, Inc.	410	21,308
GDF Suez (France)	309	12,902
Iberdrola SA (Spain)	1,024	9,716
New Jersey Resources Corp.	154	5,425
Nicor, Inc.	185	7,245
Piedmont Natural Gas Co., Inc.	295	6,992
RWE AG (Germany)	124	11,380
Southern Co.	763	24,484
Tokyo Electric Power (The) Co., Inc. (Japan)	300	8,114
WGL Holdings, Inc.	202	6,359

		195,131

Total Common Stocks
(Cost $4,981,147)		5,320,237

RIGHTS — 0.0% (a)

FINANCIALS — 0.0% (a)
Fortis Rights, expiring 12/31/14 (Belgium)*
(Cost $0)	445	0

	Principal Amount	Value

CONSUMER DISCRETIONARY — 0.1%
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	$18,000	21,088

CONSUMER STAPLES — 0.4%
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	29,000	32,224
Kroger (The) Co.
5.50%, 2/01/13	24,000	26,118
Wal-Mart Stores, Inc.
4.55%, 5/01/13	49,000	53,268

		111,610

ENERGY — 0.7%
Apache Corp.
5.25%, 4/15/13	34,000	37,179
Hess Corp.
6.65%, 8/15/11	44,000	47,693
Kinder Morgan Energy Partners LP
6.75%, 3/15/11	34,000	36,208
Spectra Energy Capital LLC
6.25%, 2/15/13	49,000	53,493

		174,573

	Principal Amount	Value

FINANCIALS — 6.2%
American Express Co.
4.875%, 7/15/13	$39,000	$41,242
Bank of America Corp.
4.875%, 1/15/13	79,000	82,473
Boeing Capital Corp. Ltd.
5.80%, 1/15/13	49,000	54,385
Boston Properties LP
6.25%, 1/15/13	49,000	52,822
Citigroup, Inc.
6.00%, 2/21/12	99,000	104,722
European Investment Bank
(Supranational)
4.625%, 5/15/14	239,000	263,962
General Electric Capital Corp.,
Series A MTN
7.375%, 1/19/10	24,000	24,207
5.875%, 2/15/12	24,000	25,944
Genworth Financial, Inc.
5.75%, 6/15/14	49,000	45,916
Goldman Sachs Group, LP
5.00%, 10/01/14	99,000	105,388
HSBC Finance Corp.
6.375%, 11/27/12	129,000	141,117
International Lease Finance Corp.
Series Q MTN
5.75%, 6/15/11	129,000	119,920
John Deere Capital Corp.
7.00%, 3/15/12	74,000	83,270
JP Morgan Chase Bank NA
5.875%, 6/13/16	70,000	74,166
5.75%, 1/02/13	24,000	26,039
Merrill Lynch & Co, Inc., Series C MTN
5.00%, 1/15/15	41,000	42,088
Morgan Stanley
5.30%, 3/01/13	108,000	115,499
National Rural Utilities Cooperative
Finance Corp., Series C MTN
7.25%, 3/01/12	29,000	32,407
Prudential Financial, Inc.
5.10%, 9/20/14	12,000	12,362
Wachovia Corp.
5.25%, 8/01/14	74,000	77,930
Wells Fargo & Co.
4.875%, 1/12/11	64,000	66,504

		1,592,363

INFORMATION TECHNOLOGY — 0.1%
Oracle Corp.
5.25%, 1/15/16	29,000	32,036

TELECOMMUNICATION SERVICES — 0.3%
Cellco Partnership / Verizon Wireless
Capital LLC
5.55%, 2/01/14	35,000	38,608
New Cingular Wireless Services, Inc.
7.875%, 3/01/11	24,000	25,965

		64,573

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (Continued)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
November 30, 2009 (Unaudited)

	Principal Amount	Value

UTILITIES — 0.3%
Exelon Generation Co. LLC
5.35%, 1/15/14	$24,000	$25,849
Progress Energy, Inc.
7.10%, 3/01/11	54,000	57,544

		83,393

Total Corporate Bonds
(Amortized Cost $1,972,670)		2,079,636

UNITED STATES GOVERNMENT & AGENCIES
OBLIGATIONS — 69.8%

FEDERAL HOME LOAN MORTGAGE CORP. — 3.0%
3.25%, 2/25/11	400,000	413,188
4.875%, 11/18/11	40,000	43,204
4.50%, 1/15/13	275,000	300,856

		757,248

UNITED STATES TREASURY BONDS/NOTES — 66.8%
3.50%, 12/15/09	1,050,000	1,051,600
3.50%, 2/15/10	4,337,400	4,369,253
6.50%, 2/15/10	100	101
2.00%, 2/28/10	590,000	592,951
4.50%, 5/15/10	1,398,400	1,426,533
3.875%, 7/15/10	1,866,400	1,909,708
5.00%, 2/15/11	1,305,000	1,379,171
4.875%, 4/30/11	1,114,800	1,185,564
4.875%, 5/31/11	750,000	800,508
5.125%, 6/30/11	2,050,000	2,201,028
4.625%, 8/31/11	125,000	133,999
1.375%, 5/15/12	240,000	243,019
3.375%, 7/31/13	200,000	214,438
4.75%, 5/15/14	1,332,600	1,505,630
4.375%, 2/15/38	40,000	41,150

		17,054,653

Total United States Government &
Agencies Obligations
(Amortized Cost $17,587,148)		17,811,901

SOVEREIGN BONDS— 0.2%
Italy Government International Bond (Italy)
6.00%, 2/22/11
(Amortized Cost $45,392)	44,000	46,859

Total Investments — 98.9%
(Amortized Cost $24,586,357)		$25,258,633
Other assets less liabilities — 1.1%		286,982

Net Assets — 100.0%		$25,545,615

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.
(a) Less than 0.1%.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments:

Investments	Level 1	Level 2	Level 3
Common Stocks	$5,320,237	$—	$—
Corporate Bonds	—	2,079,636	—
United States Government
& Agencies Obligations	—	17,811,901	—
Sovereign Bonds	—	46,859	—

Total Investments	$5,320,237	$19,938,396	$—

COUNTRY BREAKDOWN AS OF NOVEMBER 30, 2009 (Unaudited)

	Value	% of Net Assets
United States	$23,429,957	91.7%
United Kingdom	379,543	1.5
Supranational	263,962	1.0
Japan	176,887	0.7
France	166,613	0.7
Switzerland	157,747	0.6
Germany	156,981	0.6
Italy	102,643	0.4
Australia	92,198	0.4
Spain	89,914	0.4
Netherlands	70,466	0.3
Netherlands Antilles	38,653	0.2
Ireland	26,348	0.1
Sweden	22,768	0.1
Bermuda	18,190	0.1
Finland	12,443	0.1
Norway	9,987	0.0
Belgium	9,282	0.0
Luxembourg	9,078	0.0
Denmark	8,787	0.0
Greece	7,308	0.0
Marshall Islands	4,532	0.0
Cayman Islands	4,346	0.0

Total Investments	25,258,633	98.9
Other assets less liabilities	286,982	1.1

Net Assets	$25,545,615	100.0%

See Notes to Financial Statements.

This Page is Intentionally Left Blank

TDX Independence Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2009 (Unaudited)

	TDX INDEPENDENCE 2010 EXCHANGE- TRADED FUND	TDX INDEPENDENCE 2020 EXCHANGE- TRADED FUND	TDX INDEPENDENCE 2030 EXCHANGE- TRADED FUND	TDX INDEPENDENCE 2040 EXCHANGE- TRADED FUND	TDX INDEPENDENCE IN-TARGET EXCHANGE- TRADED FUND
ASSETS:
Investments at fair value	$23,549,200	$46,802,186	$37,640,467	$36,323,033	$25,258,633
Cash	—	—	—	—	21,111
Foreign currency at value	1,060	8,874	5,191	10,636	4,985
Receivables:
Investment securities sold	12,390	66,180	71,070	77,040	13,890
Interest	166,164	219,172	73,320	22,044	207,517
Dividends	13,895	80,026	86,560	94,002	14,522
Foreign tax reclaim	1,594	9,962	11,902	13,436	311
From investment advisor	77,705	117,695	99,208	94,528	79,530

Total Assets	23,822,008	47,304,095	37,987,718	36,634,719	25,600,499

LIABILITIES:
Due to custodian	$7,641	$65,387	$72,474	$74,981	$—
Payables:
Investment advisory fees	3,930	7,785	6,257	5,998	4,247
Investment sub-advisory fees	21,615	42,816	34,412	32,989	23,360
Accrued expenses and other liabilities	24,873	34,643	29,837	28,932	27,277

Total Liabilities	58,059	150,631	142,980	142,900	54,884

NET ASSETS	$23,763,949	$47,153,464	$37,844,738	$36,491,819	$25,545,615

NET ASSETS CONSIST OF:
Paid-in capital	$24,732,941	$52,306,538	$45,652,016	$45,965,211	$25,341,674
Undistributed net investment income	465,840	979,683	628,203	524,491	307,428
Accumulated net realized loss on investments and foreign currency transactions	(2,060,761)	(6,570,893)	(7,817,727)	(8,583,387)	(776,050)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	625,929	438,136	(617,754)	(1,414,496)	672,563

Net Assets	$23,763,949	$47,153,464	$37,844,738	$36,491,819	$25,545,615

NET ASSETS VALUE, per Common Share (par value $0.0001 per Common Share)	$23.74	$21.43	$18.91	$18.24	$25.53

Number of Common Shares outstanding (12.5 billion Common Shares have been authorized)	1,000,800	2,200,800	2,000,800	2,000,800	1,000,800

Investments at cost	$22,923,369	$46,364,925	$38,259,165	$37,738,625	$24,586,357

Foreign currency at cost	$1,039	$8,703	$5,120	$10,526	$4,739

See Notes to Financial Statements.

44 & 45

TDX Independence Funds, Inc.

STATEMENTS OF OPERATIONS

For the Six Months Ended November 30, 2009 (Unaudited)

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
INVESTMENT INCOME:
Interest	$368,483	$425,976	$139,918	$39,129	$427,010
Dividends	54,004	294,769	323,873	349,414	51,551
Amortization	(78,397)	(52,620)	(15,106)	(4,030)	(219,850)
Foreign withholding taxes	(1,704)	(5,850)	(6,698)	(7,628)	(1,376)

Total investment income	342,386	662,275	441,987	376,885	257,335

EXPENSES:
Professional fees	79,982	122,537	102,202	97,959	84,118
Sub-advisory fees	62,116	116,193	92,910	87,064	68,844
Directors	14,113	26,207	21,310	19,505	16,912
Compliance	13,588	22,745	18,094	17,692	15,621
Advisory fees	11,294	21,126	16,893	15,830	12,517
Listing fees	7,987	7,987	7,987	7,987	7,987
Printing	7,414	14,743	11,641	11,282	9,875
Other expenses	10,556	14,042	12,312	12,174	11,521

Total Expenses	207,050	345,580	283,349	269,493	227,395
Less fees waived:
Sub-advisory fees	(62,116)	(116,193)	(92,910)	(87,064)	(68,844)
Other fees assumed by the Sub-Advisor	(71,224)	(91,768)	(80,336)	(79,235)	(76,890)

Net Expenses	73,710	137,619	110,103	103,194	81,661

NET INVESTMENT INCOME	268,676	524,656	331,884	273,691	175,674

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment transactions	(658,291)	(3,151,106)	(3,907,519)	(4,784,272)	(227,822)
Foreign currency transactions	829	4,050	3,135	4,387	708

Net realized loss	(657,462)	(3,147,056)	(3,904,384)	(4,779,885)	(227,114)

Net change in unrealized appreciation (depreciation) on:
Investments	2,038,056	8,618,726	8,978,483	9,888,460	1,196,867
Foreign currency transactions	(282)	(1,175)	(1,055)	(1,301)	(136)

Net change in unrealized appreciation	2,037,774	8,617,551	8,977,428	9,887,159	1,196,731

Net realized and unrealized gain	1,380,312	5,470,495	5,073,044	5,107,274	969,617

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,648,988	$5,995,151	$5,404,928	$5,380,965	$1,145,291

See Notes to Financial Statements.

46 & 47

TDX Independence Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND		TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND		TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009
OPERATIONS:
Net investment income	$268,676	$608,758	$524,656	$1,116,174	$331,884	$707,407
Net realized loss on investments and
foreign currency transactions	(657,462)	(1,729,514)	(3,147,056)	(3,380,537)	(3,904,384)	(3,862,086)
Net change in appreciation (depreciation)
on investments and foreign currency
transactions	2,037,774	(1,011,757)	8,617,551	(6,583,359)	8,977,428	(7,733,884)

Net increase (decrease) in net assets
resulting from operations	1,648,988	(2,132,513)	5,995,151	(8,847,722)	5,404,928	(10,888,563)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(686,307)	—	(1,063,521)	—	(639,029)
Net realized gain on investment and
foreign currency transactions	—	—	—	(6,552)	—	—

Total distributions to shareholders	—	(686,307)	—	(1,070,073)	—	(639,029)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,422,360	—	4,016,000	3,520,687	3,502,520	7,443,489
Value of shares repurchased	—	(4,441,920)	—	—	—	—

Net increase (decrease) in net assets
resulting from shareholder transactions	4,422,360	(4,441,920)	4,016,000	3,520,687	3,502,520	7,443,489

Net increase (decrease) in net assets	6,071,348	(7,260,740)	10,011,151	(6,397,108)	8,907,448	(4,084,103)
NET ASSETS:
Beginning of period	17,692,601	24,953,341	37,142,313	43,539,421	28,937,290	33,021,393

End of period	$23,763,949	$17,692,601	$47,153,464	$37,142,313	$37,844,738	$28,937,290

Undistributed net investment income at
end of period	$465,840	$197,164	$979,683	$455,027	$628,203	$296,319

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	800,800	1,000,800	2,000,800	1,800,800	1,800,800	1,400,800
Shares sold	200,000	—	200,000	200,000	200,000	400,000
Shares repurchased	—	(200,000)	—	—	—	—

Shares outstanding, end of period	1,000,800	800,800	2,200,800	2,000,800	2,000,800	1,800,800

	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND		TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009
OPERATIONS:
Net investment income	$273,691	$607,231	$175,674	$495,961
Net realized loss on investments and
foreign currency transactions	(4,779,885)	(3,765,927)	(227,114)	(505,119)
Net change in appreciation (depreciation)
on investments and foreign currency
transactions	9,887,159	(8,955,953)	1,196,731	(502,623)

Net increase (decrease) in net assets
resulting from operations	5,380,965	(12,114,649)	1,145,291	(511,781)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(583,997)	—	(590,799)
Net realized gain on investment and
foreign currency transactions	—	—	—	(3,975)

Total distributions to shareholders	—	(583,997)	—	(594,774)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,459,736	2,744,462	—	—
Value of shares repurchased	—	—	—	(5,069,003)

Net increase (decrease) in net assets
resulting from shareholder transactions .	3,459,736	2,744,462	—	(5,069,003)

Net increase (decrease) in net assets	8,840,701	(9,954,184)	1,145,291	(6,175,558)
NET ASSETS:
Beginning of period	27,651,118	37,605,302	24,400,324	30,575,882

End of period	$36,491,819	$27,651,118	$25,545,615	$24,400,324

Undistributed net investment income at
end of period	$524,491	$250,800	$307,428	$131,754

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,800,800	1,600,800	1,000,800	1,200,800
Shares sold	200,000	200,000	—	—
Shares repurchased	—	—	—	(200,000)

Shares outstanding, end of period	2,000,800	1,800,800	1,000,800	1,000,800

See Notes to Financial Statements.

48 & 49

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period TDX Independence 2010 Exchange-Traded Fund	For the Six Months Ended November 30, 2009 (Unaudited)		For the Year Ended May 31, 2009		For the Period October 1, 2007* through May 31, 2008

Net Asset Value, beginning of period	$22.09		$24.93		$25.39

Income from Investment Operations:
Net investment income**	0.28		0.69		0.55
Net realized and unrealized gain (loss) on investments and
foreign currency transactions**	1.37		(2.67)		(0.80)

Total from investment operations	1.65		(1.98)		(0.25)

Distributions paid to shareholders from:
Net investment income	—		(0.86)		(0.18)
Net realized capital gains	—		—		(0.03)

Total distributions	—		(0.86)		(0.21)

Net Asset Value, end of period	$23.74		$22.09		$24.93

Total Return***	7.47%		(7.87)%		(0.99)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$23,764		$17,693		$24,953
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%		0.65%†
Expenses, prior to expense reimbursements	1.83	%†	1.70%		1.55%†
Net investment income	2.38	%†	3.09%		3.33%†
Portfolio turnover rate††	37%		54%		22%

	For the Six				For the Period
	Months Ended		For the Year		October 1, 2007*
	November 30, 2009		Ended		through
TDX Independence 2020 Exchange-Traded Fund	(Unaudited)		May 31, 2009		May 31, 2008

Net Asset Value, beginning of period	$18.56		$24.18		$25.52

Income from Investment Operations:
Net investment income**	0.25		0.61		0.44
Net realized and unrealized gain (loss) on investments and
foreign currency transactions**	2.62		(5.64)		(1.67)

Total from investment operations	2.87		(5.03)		(1.23)

Distributions paid to shareholders from:
Net investment income	—		(0.59)		(0.10)
Net realized capital gains	—		(0.00	)(a)	(0.01)

Total distributions	—		(0.59)		(0.11)

Net Asset Value, end of period	$21.43		$18.56		$24.18

Total Return***	15.46%		(20.73)%		(4.82)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$47,153		$37,142		$43,539
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%		0.65%†
Expenses, prior to expense reimbursements	1.64	%†	1.60%		1.32%†
Net investment income	2.48	%†	3.17%		2.69%†
Portfolio turnover rate††	34%		64%		20%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management, LLC.
†	Annualized.
††	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount distributed was $0.004 per share.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period TDX Independence 2030 Exchange-Traded Fund	For the Six Months Ended November 30, 2009 (Unaudited)		For the Year Ended May 31, 2009	For the Period October 1, 2007* through May 31, 2008

Net Asset Value, beginning of period	$16.07		$23.57	$25.60

Income from Investment Operations:
Net investment income**	0.17		0.44	0.35
Net realized and unrealized gain (loss) on investments and
foreign currency transactions**	2.67		(7.54)	(2.29)

Total from investment operations	2.84		(7.10)	(1.94)

Distributions paid to shareholders from:
Net investment income	—		(0.40)	(0.08)
Net realized capital gains	—		—	(0.01)

Total distributions	—		(0.40)	(0.09)

Net Asset Value, end of period	$18.91		$16.07	$23.57

Total Return***	17.67%		(30.08)%	(7.59)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$37,845		$28,937	$33,021
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65	%†
Expenses, prior to expense reimbursements	1.68	%†	1.62%	1.38	%†
Net investment income	1.96	%†	2.52%	2.13	%†
Portfolio turnover rate††	40%		64%	13%

	For the Six			For the Period
	Months Ended		For the Year	October 1, 2007*
	November 30, 2009		Ended	through
TDX Independence 2040 Exchange-Traded Fund	(Unaudited)		May 31, 2009	May 31, 2008

Net Asset Value, beginning of period	$15.35		$23.49	$25.64

Income from Investment Operations:
Net investment income**	0.15		0.37	0.29
Net realized and unrealized gain (loss) on investments and
foreign currency transactions**	2.74		(8.15)	(2.38)

Total from investment operations	2.89		(7.78)	(2.09)

Distributions paid to shareholders from:
Net investment income	—		(0.36)	(0.06)
Net realized capital gains	—		—	(0.00	)(a)

Total distributions	—		(0.36)	(0.06)

Net Asset Value, end of period	$18.24		$15.35	$23.49

Total Return***	18.83%		(33.03)%	(8.14)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$36,492		$27,651	$37,605
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65	%†
Expenses, prior to expense reimbursements	1.70	%†	1.65%	1.36	%†
Net investment income	1.73	%†	2.21%	1.89	%†
Portfolio turnover rate††	36%		56%	10%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management, LLC.
†	Annualized.
††	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount distributed was $0.004 per share.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period TDX Independence In-Target Exchange-Traded Fund	For the Six Months Ended November 30, 2009 (Unaudited)		For the Year Ended May 31, 2009		For the Period October 1, 2007* through May 31, 2008

Net Asset Value, beginning of period	$24.38		$25.46		$25.08

Income from Investment Operations:
Net investment income**	0.18		0.47		0.43
Net realized and unrealized gain (loss) on investments and
foreign currency transactions**	0.97		(0.96)		0.10

Total from investment operations	1.15		(0.49)		0.53

Distributions paid to shareholders from:
Net investment income	—		(0.59)		(0.15)
Net realized capital gains	—		(0.00	)(a)	(0.00	)(b)

Total distributions	—		(0.59)		(0.15)

Net Asset Value, end of period	$25.53		$24.38		$25.46

Total Return***	4.72%		(1.87)%		2.12%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$25,546		$24,400		$30,576
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%		0.65	%†
Expenses, prior to expense reimbursements	1.82	%†	1.57%		1.61	%†
Net investment income	1.40	%†	1.91%		2.62	%†
Portfolio turnover rate††	20%		75%		21%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management, LLC.
†	Annualized.
††	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount distributed was $0.004 per share.
(b)	Amount distributed was $0.0005 per share.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     TDX Independence Funds, Inc. (the “Company”) was organized as a Maryland corporation on December 22, 2006 and is registered under the Investment Company Act of 1940, as amended (the “Act”).

     As of November 30, 2009, the following five (5) series of exchange-traded funds (“ETF”) (each, a “Fund,” and collectively, the “Funds,” or “TDX Independence Exchange-Traded Funds”) were in operation and trading:

TDX Independence 2010 Exchange-Traded Fund	“Independence 2010 ETF”
TDX Independence 2020 Exchange-Traded Fund	“Independence 2020 ETF”
TDX Independence 2030 Exchange-Traded Fund	“Independence 2030 ETF”
TDX Independence 2040 Exchange-Traded Fund	“Independence 2040 ETF”
TDX Independence In-Target Exchange-Traded Fund	“Independence In-Target ETF”

     XShares Advisors LLC (the “Advisor”) serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors.

     Each Fund offers shares, known as TDX Independence Target Date Shares that are listed and traded on NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots, consisting of 200,000 shares, each called a “Creation Unit.” Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

     The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). Zacks Investment Research (“Zacks”) is the creator of each Underlying Index. Each Underlying Index is comprised of a mix of securities from three broad asset classes, international equities, domestic equities, and fixed income which includes cash, cash equivalents or short-term money market instruments. The Fund may invest in short-term instruments, which include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities. These Underlying Indexes are designed to reflect a portfolio of investments that can be used for lifecycle investing. Lifecycle investing is an investment technique that starts by targeting a particular investment horizon. That investment horizon corresponds to the date the investor expects to need his or her invested assets.

     The underlying indexes for the TDX Independence Exchange-Traded Funds are:

Fund	Index

Independence 2010 ETF	Zacks 2010 Lifecycle Index
Independence 2020 ETF	Zacks 2020 Lifecycle Index
Independence 2030 ETF	Zacks 2030 Lifecycle Index
Independence 2040 ETF	Zacks 2040 Lifecycle Index
Independence In-Target ETF	Zacks In-Target Lifecycle Index

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.     Security Valuation The net asset value, or NAV, of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding. Investments are valued at fair value. Any assets or securities for which market quotations are not readily available are valued at fair-value in accordance with procedures adopted by the Board of Directors. The Board of Directors has delegated to the Advisor the responsibility to exercise oversight in the administration of these procedures.

     The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

  Level 1 — quoted prices in active markets for identical securities
  Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
  Level 3 — significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments)

     The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

     Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1, consist of active listed equities.

     Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities and investment-grade corporate bonds. As investments whose values are classified as Level 2 may include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

     Investments whose values are classified as Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange and less liquid corporate debt securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

     The inputs used by the Funds in estimating the value of investments classified as Level 3 may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 securities may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 securities does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

     Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

     A summary of the inputs used to value each Fund’s net assets as of November 30, 2009 is included with each Fund’s Schedule of Investments.

B.     Securities Transactions And Income Recognition Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C.     Dividends and Distributions to Shareholders And Federal Income Taxes It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), to qualify as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the fiscal year ended May 31, 2009 and for the period October 1, 2007 (commencement of investment operations) through May 31, 2008. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

D.     Expenses Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund. Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Zacks and Amerivest Investment Management, LLC (“Amerivest”) and a sub-licensing agreement between Amerivest and the Advisor. There is no charge to the Funds in connection with these licensing agreements. Expenses related to the initial organization, registration and offering of the Funds were borne by Amerivest.

E.     Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using the applicable exchange rates as of the close of London Exchange. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

F.     Taxes The Funds are subject to tax provisions that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. These tax provisions require that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the taxing authorities. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of November 30, 2009, the Funds have not recorded any unrecognized tax benefits. The Funds’ policy, if it had unrecognized benefits, is to recognize accrued interest and penalties in operating expenses.

     The Funds’ have filed separate U.S. federal income tax returns since it was formed in 2007. The U.S. federal statute of limitations remains open for all the years 2007 onward.

G.     Cash Equivalents The Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Fund’s Board of Directors. Under an investment advisory agreement between the Company, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds. The Investment Advisory Agreement, dated as of July 24, 2007, has an initial term of two years and may be continued in effect annually thereafter if such continuance is approved by (i) the Board of Directors, or (ii) a majority (as defined in the Act) of the outstanding voting securities of each applicable Fund provided that in either case the continuance is also approved by a majority of the Board of Directors, who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the Act) of any such party (the “Disinterested Directors”), by a vote cast in person at a meeting called for the purpose of voting on such a continuance. The Investment Advisory Agreement is terminable without penalty by the Company with respect to one or more of the Funds on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of the Board of Directors, or by the Advisor on 60 days’ written notice, and will terminate automatically in the event of its assignment.

     For the services it provides to the Funds, the Advisor receives a unified advisory fee based on a percentage of the daily net assets of each Fund. The advisory fee is calculated daily and paid monthly in arrears. Out of the advisory fee, the Advisor pays, or arranges for the payment of, all fees and expenses of the Sub-Advisors, Transfer Agent, the Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisors, including, but not limited to, cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., fees and expenses of the Chief Compliance Officer and expenses associated with the Funds’ compliance program, litigation expenses, fees and expenses of the Funds’ independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

     Amerivest and TDAM USA Inc. (“TDAM”) act as investment sub-advisors to the Funds (each a “Sub-Advisor” and, together, the “Sub-Advisors”). Amerivest is a wholly-owned subsidiary of TD AMERITRADE Holding Corporation. TDAM is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank and an affiliate of Amerivest. Mellon Capital Management Corporation (“MCM”), successor in interest to BNY Investment Advisors, previously served as an investment sub-advisor to the Funds. The investment sub-advisory agreement between the Advisor and MCM terminated, pursuant to its terms, effective August 3, 2009. To facilitate an uninterrupted investment program for the Funds, on July 23, 2009, the Directors, including a majority of the Disinterested Directors, approved an interim investment sub-advisory agreement (the “Interim Agreement”) between the Advisor and TDAM, replacing MCM as an investment sub-advisor to the Funds effective August 3, 2009. In addition, after careful consideration of possible alternatives to MCM, the Directors, including a majority of the Disinterested Directors, approved, subject to shareholder approval, a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) between the Advisor and TDAM, pursuant to which TDAM would become a new investment sub-advisor to the Funds. The Sub-Advisors are responsible for the day-today management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Directors. In this regard, the Sub-Advisors are responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisors from time to time.

     For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to 0.65% (per annum) of each Fund’s average daily net assets. The fee is accrued daily and paid monthly in arrears.

     In accordance with the terms of the investment sub-advisory agreement with Amerivest, the Advisor pays Amerivest, out of its own resources, a fee at the annual rate of 0.55% of each Fund’s average daily net assets for the first $5 billion in assets and 0.60% of each Fund’s average daily net assets in excess of $5 billion. Out of the Sub-Advisory fee, Amerivest pays all fees and expenses of TDAM, the Transfer Agent, Administrator and Accounting Agent and Custodian. Amerivest has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2010. Amerivest is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by Amerivest if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

     Amerivest pays TDAM, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

  10 basis points (0.10%) of the first $100 million in combined daily net assets of all Funds; and
  5 basis points (0.05%) of the combined daily net assets of all Funds in excess of $100 million.

     There is a minimum annual fee of $35,000 per Fund.

     Expenses related to the initial organization, registration and offering of the Funds were borne by Amerivest.

     The amounts subject to reimbursement to Amerivest at November 30, 2009 were as follows:

	Reimbursements available through:

	5/31/2010	5/31/2011	5/31/2012
Independence 2010 ETF	$444,380	$338,808	$133,339
Independence 2020 ETF	680,908	542,439	207,962
Independence 2030 ETF	565,784	445,314	173,246
Independence 2040 ETF	566,883	441,823	166,300
Independence In-Target ETF	499,837	384,593	145,735

     For the period ended November 30, 2009, the advisory and sub-advisory fee waivers and expenses assumed by Amerivest were as follows:

	Amerivest Fee Waiver	Expenses Assumed by Amerivest
Independence 2010 ETF	$62,116	$71,224
Independence 2020 ETF	116,193	91,768
Independence 2030 ETF	92,910	80,336
Independence 2040 ETF	87,064	79,235
Independence In-Target ETF	68,844	76,890

     The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

     ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

     The Board of Directors is currently comprised of four Directors, of whom three are Disinterested Directors. The Company pays each Disinterested Director an annual fee of $30,000, plus a fee of $4,000 per meeting attended in-person or $1,000 per meeting attended conducted telephonically. Each Disinterested Director also receives $2,000 per Audit Committee meeting attended in-person or $1,000 per meeting attended conducted telephonically, although the Audit Committee Chairman receives $3,000 per Audit Committee meeting attended in-person. The Company reimburses each Director for their costs and expenses associated with their performance of their duties hereunder, including the cost and expenses associated with attendance of meetings of the Board. Directors’ fees and expenses are allocated among the Funds based on each Fund’s relative average net assets.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

4. FEDERAL INCOME TAXES

     As of November 30, 2009, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments was as follows:

	Cost	Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation on Currency

Independence 2010 ETF	$22,933,566	$ 615,634	$1,130,155	$ (514,521)	$ 98
Independence 2020 ETF	46,389,725	412,461	2,969,720	(2,557,259)	874
Independence 2030 ETF	38,331,337	(690,870)	2,395,644	(3,086,514)	944
Independence 2040 ETF	37,753,772	(1,430,739)	2,170,818	(3,601,557)	1,097
Independence In-Target ETF	24,604,861	653,772	831,432	(177,660)	287

At May 31, 2009, the cost of investments for Federal income tax purposes was as follows:

Cost

Independence 2010 ETF	$18,466,917
Independence 2020 ETF	44,706,508
Independence 2030 ETF	38,097,932
Independence 2040 ETF	38,706,802
Independence In-Target ETF	24,453,856

At May 31, 2009, the components of accumulated earnings/loss on tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Unrealized Appreciation (Depreciation) on Currency	Total Accumulated Earnings (Loss)

Independence
2010 ETF	$211,002	$(1,406,922)	$ (1,422,441)	$417,143	$ (1,839,584)	$ 381	$ (2,617,980)
Independence
2020 ETF	480,383	(3,424,393)	(8,206,263)	548,172	(8,754,435)	2,048	(11,148,225)
Independence
2030 ETF	329,475	(3,874,317)	(9,669,363)	402,323	(10,071,686)	1,999	(13,212,206)
Independence
2040 ETF	280,187	(3,817,740)	(11,319,201)	338,677	(11,657,878)	2,397	(14,854,357)
Independence
In-Target ETF	134,358	(533,030)	(543,101)	320,929	(864,030)	423	(941,350)

Distributions to Shareholders:

The tax character of distributions paid during the fiscal year ended May 31, 2009 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Long-Term Capital Gains

Independence 2010 ETF	$ 686,307	$ —
Independence 2020 ETF	1,066,479	3,594
Independence 2030 ETF	639,029	—
Independence 2040 ETF	583,997	—
Independence In-Target ETF	594,413	361

     At May 31, 2009, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital carryforwards by any one Fund may be limited by Federal tax rules. These rules limit the use of the carryforwards when there has been a greater than fifty percent change in ownership of a Fund.

	Year of Expiration 2017	Total Amount
Independence 2010 ETF	$1,004,066	$1,004,066
Independence 2020 ETF	2,884,099	2,884,099
Independence 2030 ETF	3,249,773	3,249,773
Independence 2040 ETF	3,538,689	3,538,689
Independence In-Target ETF	176,636	176,636

     Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. Capital losses can be carried forward for a period of eight years.

     During the fiscal year ended May 31, 2009, the Funds incurred and elected to defer net capital losses as follows:

	Post-October Losses on Capital	Post-October Losses on Currency

Independence 2010 ETF	$389,018	$13,838
Independence 2020 ETF	514,938	25,356
Independence 2030 ETF	591,388	33,156
Independence 2040 ETF	249,664	29,387
Independence In-Target ETF	353,790	2,604

5. INVESTMENT PORTFOLIO TRANSACTIONS

     For the six months ended November 30, 2009, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Independence 2010 ETF	$ 7,028,369	$ 8,775,792
Independence 2020 ETF	15,092,068	14,181,472
Independence 2030 ETF	13,869,176	13,159,967
Independence 2040 ETF	11,473,020	11,072,506
Independence In-Target ETF	4,713,674	4,138,725

     For the six months ended November 30, 2009, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales

Independence 2010 ETF	$3,601,501	$ —
Independence 2020 ETF	3,992,538	—
Independence 2030 ETF	3,464,422	—
Independence 2040 ETF	3,449,807	—
Independence In-Target ETF	—	—

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

6. CAPITAL SHARE TRANSACTIONS

     As of November 30, 2009, there were 12.5 billion shares of $0.0001 par value capital shares authorized by the Company. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. INDEMNIFICATIONS

     In the normal course of business the Company enters into contracts that contain a variety of representations which provide general indemnifications. The Company’s maximum exposure under these arrangements cannot be known; however, the Company expects any risk of loss to be remote.

8. RECENT ACCOUNTING PRONOUNCEMENTS

     In April 2009, the Financial Accounting Standards Board (“FASB”) issued additional guidance for estimating fair value when the volume and level of activity has significantly decreased in relation to normal market activity for an asset or liability. This guidance also provides additional insight on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. This guidance is effective for fiscal periods and interim periods ending after June 15, 2009. All changes to the Funds’ accounting policies have been made in accordance with this guidance and incorporated as part of the notes to financial statements.

     In June 2009, an accounting standards codification (“Codification”) was established as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under federal securities laws are also sources of authoritative GAAP for SEC registrants. All guidance contained in the Codification carries an equal level of authority. As of the effective date, the Codification has superseded all then-existing non-SEC accounting and reporting standards. Concurrently, all nongrandfathered, non-SEC accounting literature not included in the Codification has been deemed nonauthoritative. This Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management has evaluated this new statement and has determined that it did not have a significant impact on the determination or reporting of the Funds’ financial statements.

9. SUBSEQUENT EVENTS

     On December 18, 2009, the shareholders of the TDX Independence In-Target Exchange-Traded Fund and TDX Independence 2010 Exchange-Traded Fund voted to approve the New Sub-Advisory between the Advisor and TDAM. The Board of Directors of the Company had previously approved the New Sub-Advisory Agreement on November 2, 2009, subject to shareholder approval. The special meetings of shareholders for the TDX Independence 2020 Exchange-Traded Fund, the TDX Independence 2030 Exchange-Traded Fund, and the TDX Independence 2040 Exchange-Traded Fund (collectively, the “2020, 2030 and 2040 Funds”) were adjourned on December 18, 2009 until December 30, 2009 and again on December 30, 2009 until January 29, 2010 because these Funds have not yet obtained sufficient shareholder votes to approve the New Sub-Advisory Agreement. TDAM is currently serving as an investment sub-advisor to the 2020, 2030 and 2040 Funds pursuant to the Interim Agreement between XShares and TDAM dated August 3, 2009. The Interim Agreement, however, was due to expire by its terms on December 31, 2009. As a result, the Board of Directors of the Company approved an amendment to the Interim Agreement to allow TDAM to continue to provide investment advisory and other services to the 2020, 2030, and 2040 Funds until such time as shareholders of the 2020, 2030, and 2040 Funds approve the New Sub-Advisory Agreement.

     As previously disclosed to shareholders, at the July 23, 2009 meeting of the Board of Directors, the Directors approved, subject to shareholder approval, (i) a new investment advisory agreement between the Company, on behalf of the Funds, and Amerivest, whereby Amerivest would replace the Advisor as investment advisor and (ii) a new investment sub-advisory agreement between Amerivest and TDAM. At this point, the Directors are uncertain of the timing for final approval of Amerivest as investment advisor to the Funds. Amerivest continues to serve as an investment sub-advisor to the Funds, along with TDAM.

     Management has evaluated subsequent events in the preparation of the Funds’ financial statements through January 29, 2010, which is the date the financial statements will be issued.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY CONTRACTS

I. Board Considerations in Approving the Continuance of the Investment Advisory Agreements

     At an in-person meeting of the Board of Directors (the “Board”) of TDX Independence Funds, Inc. (the “Company”) held on July 23, 2009, the Board considered the renewal of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company, on behalf of its series of five (5) underlying portfolios (each, a “Fund,” and together, the “Funds”), and the Company’s investment advisor, XShares Advisors LLC (“XShares” or the “Advisor”); (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Current Agreements”) between the Advisor and Amerivest Investment Management, LLC (“Amerivest”); and (iii) the investment sub-advisory agreement (the “Previous Sub-Advisory Agreement,” and together with the Current Agreements, the “Legacy Agreements”) between the Advisor and Mellon Capital Management Corporation (“MCM”). At the July 23, 2009 meeting, the Board was asked to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement for successive annual terms, and approve the continuation of the Previous Sub-Advisory Agreement until August 3, 2009 to facilitate the transition of investment sub-advisory services to TDAM USA Inc. (“TDAM”), as discussed in Note 3 to the financial statements.

     In its deliberations, the Board considered and reviewed materials distributed in advance of the meeting that provided a range of information on a variety of factors, including, among other things (i) information about the duties and responsibilities of the Board in connection with its review and consideration of the Legacy Agreements; (ii) information relating to the profitability of the Advisor and Amerivest in view of the Funds; (iii) and performance and expense ratio information in comparison to peer registered investment companies (collectively, the “15(c) Materials”). This information formed the primary, but not exclusive, basis for the Board’s determinations.

     In determining whether to approve the continuance of the Legacy Agreements, the Board considered the following information and made the conclusions as described below:

     (i)     The nature, extent and quality of the services to be provided by the Advisor, Amerivest and MCM.

     The Board reviewed in detail the nature, extent and quality of services provided by the Advisor, Amerivest and MCM under the Legacy Agreements. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Company. The Board considered that the Advisor provides, or arranges for the provision of, transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor, Amerivest and MCM, including those individuals responsible for portfolio management. The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Company’s service providers.

     The Board also considered that the Advisor pays for the compensation of officers of the Company who are also officers or employees of the Advisor, except as may otherwise be determined by the Board. The Board evaluated these factors in consultation with representatives of Paul, Hastings, Janofsky & Walker LLP, of counsel to the Company and the Funds. Based on this review, the Board concluded that the nature, extent, and quality of services provided by the Advisor, Amerivest and MCM in view of the Funds under the Legacy Agreements were reasonable and appropriate in relation to the advisory fee, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of this unitary advisory fee will be used to compensate the Funds’ service providers.

     The Board also considered MCM’s operational capabilities and resources, and its experience in serving as an investment sub-advisor to the Funds since the Funds commenced investment operations on October 1, 2007, taking special consideration of MCM’s agreement to facilitate the transition of investment sub-advisory services to TDAM.

     The Board also considered Amerivest’s role as an investment sub-advisor in providing oversight over MCM, and eventually TDAM, including, reviewing the portfolio of securities of each Fund in accordance with the terms of the Funds’ registration statement, assistance in the resolution of any pricing issues and assistance in the development of trading strategies. The Board also considered Amerivest’s experience in coordinating with MCM to keep the Board fully informed on an ongoing basis of all material facts concerning the investment and reinvestment of the assets of each Fund and the operations of Amerivest and MCM, and its experience in providing reasonable assistance to other service providers in managing the Funds.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Continued)

(ii)	The performance of the Funds and the Advisor, Amerivest and MCM.

     The Board considered the performance of the Funds by reviewing the Funds’ annualized index tracking error since the commencement of investment operations, which provides a comparison between the NAV of each Fund’s underlying index as compared to the NAV of each respective Fund. The Board determined that the Funds had tracked their respective indices within acceptable ranges since the Legacy Agreements were first approved by the Board, and the commencement of investment operations of the Funds on October 1, 2007. In connection with the assessment of the ability of the Advisor and Amerivest to perform their duties under the Current Agreements, the Board considered the Advisor’s and Amerivest’s financial condition and whether they have the resources necessary to carry out their functions. The Board concluded that the Advisor and Amerivest had the financial resources necessary to perform its obligations under the Current Agreements.

(iii)	The cost of the advisory services and the profits to the Advisor, Amerivest and MCM and its affiliates from their relationship with the Funds.

     The Board considered the proposed level of the advisory fee for each Fund and reviewed comparative advisory fee information of other comparable exchange-traded funds, which was included in the 15(c) Materials. The Board considered that this type of information would be useful in assessing whether the Advisor, Amerivest and MCM would be providing services at a cost that was competitive with other exchange-traded funds. The Board concluded that the contract rate advisory fee and total fund expenses for each of the Funds were reasonable, but noted that the advisory fees charged by the Funds were higher than the advisory fees charged by the other exchange-traded funds listed in the Board Materials. The Board noted, however, that the other exchange-traded funds with lower advisory fees were each structured as a fund of funds, unlike the Funds, thereby reducing management costs. In concluding that the advisory fees and fund expenses were reasonable, the Board considered the Company’s innovative and unique investment process. In assessing this information, the Directors considered both the gross fees as well as the level of fees after waivers and/or reimbursements.

(iv)	The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

     The Board considered whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant growth. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

(v)	Other factors.

     The Board also considered whether Amerivest or MCM would benefit in other ways from its relationship with the Funds, noting that neither Amerivest nor MCM presently participate in any soft-dollar arrangements in connection with the Funds’ brokerage transactions. The Board considered that affiliates of MCM provide other services to the Funds.

II. Board Considerations in Approving a New Sub-Advisory Agreement

     As indicated in Note 3 to the financial statements, at meetings held in-person on July 23, 2009 and November 2, 2009, the Board, including a majority of the Directors who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended, approved an interim investment sub-advisory agreement (the “Interim Agreement”) between XShares and TDAM, and a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) between XShares and TDAM, respectively. Prior to the meetings, the Board received and reviewed substantial information regarding the services to be provided by TDAM to the Company and the Funds under the Interim Agreement and the New Sub-Advisory Agreement. This information formed the primary, but not exclusive, basis for the Board’s determinations.

     Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Interim Agreement and the New Sub-Advisory Agreement:

(i)	The nature, extent and quality of the services to be provided by TDAM.

     In considering the nature, extent and quality of services that TDAM proposes to provide to the Funds, the Board reviewed presentations from TDAM relating to the staffing, management, organizational structure and investment philosophy and processes of TDAM. The Board specifically considered, among other things, the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of both equity and fixed income securities. More particularly, the Board considered TDAM’s robust operational capabilities and resources, and TDAM’s experience in managing index funds covering such asset classes as Canadian, U.S. and global equities, as well as Canadian and global fixed income. The Board noted that TDAM manages its equity and fixed income portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, TDAM closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted TDAM’s effective trading processes to ensure low-cost trading across all portfolios. In reviewing the Interim Agreement, the Board made a determination that the Interim Agreement generally contains the same terms and conditions as the Previous Sub-Advisory Agreement and determined that the scope and quality of services under the Interim Agreement will be at least equivalent to the scope and quality of services under the Previous Sub-Advisory Agreement. The Board concluded that the nature, extent and quality of services to be provided by TDAM to the Funds under the Interim Agreement and the New Sub-Advisory Agreement were reasonable and appropriate in relation to the fees to be paid to TDAM, taking special consideration of the fact that the fees to be paid to TDAM under the Interim Agreement and the New Sub-Advisory Agreement are payable by XShares, not by the Funds.

     (ii)      The performance of the Funds and TDAM.

     The Board determined that, given that TDAM would be a new investment sub-advisor for the Funds, the Funds’ prior performance was not applicable to the Board’s consideration of TDAM. The Board noted that, although TDAM and its affiliates do not currently manage exchange-traded funds with similar objectives to the Company, TDAM and its affiliates serve as investment advisor on over $28.7 billion in indexed equity and fixed income portfolios. In that regard, the Board considered TDAM’s relevant experience as well as its ability to leverage this expertise to manage the Funds’ portfolios. In addition, in connection with its assessment of the ability of TDAM to perform its duties under the Interim Agreement and the New Sub-Advisory Agreement, the Board considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Interim Agreement and the New Sub-Advisory Agreement.

(iii)	The cost of the advisory services and the profits to TDAM and its affiliates from their relationship with the Funds.

     In evaluating the costs of the services to be provided by TDAM under the Interim Agreement and the New Sub-Advisory Agreement and the profitability of TDAM, the Board considered, among other things, that the Interim Agreement and the New Sub-Advisory Agreement generally contain the same terms and conditions as the Previous Sub-Advisory Agreement and that the contractual advisory fee rate payable under the Interim Agreement and the New Sub-Advisory Agreement is identical to the contractual advisory fee rate payable under the Previous Sub-Advisory Agreement. The Board noted that the contractual advisory fee rate payable under the Interim Agreement and the New Sub-Advisory Agreement, like the contractual advisory fee rates payable under the Previous Sub-Advisory Agreement, is payable by XShares, not by the Funds. The Board further noted that the unified management fee arrangements would not change as a result of TDAM’s retention.

     The Board also considered what, if any, indirect benefits TDAM and its affiliates would receive due to their relationship with the Funds. The Board noted that TDAM represented that, although difficult to quantify, at the existing asset level, TDAM is expected to be marginally profitable for acting as investment sub-advisor to the Funds, and does not expect any material indirect benefits to be received by TDAM or its affiliates.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Continued)

     The Board, including all of the Independent Directors, concluded that the fees that would be paid to TDAM under the Interim Agreement and the New Sub-Advisory Agreement out of the unified management fee are reasonable and appropriate in view of the quality of services to be provided and based on a comparison to the Previous Sub-Advisory Agreement. The Board again noted that the fee payable to TDAM is payable by XShares, not by the Funds.

(iv)	The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

     In considering whether economies of scale would be realized by the Funds at higher asset levels, the Board noted that the fees to be paid to TDAM under the Interim Agreement and the New Sub-Advisory Agreement are payable by XShares, not by the Funds. As a result, the Board determined that consideration of economies of scale in view of its consideration of TDAM was not applicable. The Board noted that, at the July 23, 2009 meeting, it considered the potential benefits of economies of scale in its determination to approve the continuation of XShares’ engagement to serve as investment advisor to the Funds for a successive annual period.

     (v)      Other factors.

     The Board also considered whether TDAM would benefit in other ways from its relationship with the Funds. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the potential benefits TDAM derives from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or TDAM in return for allocating fund brokerage.

TDX Independence Funds, Inc.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

     A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund’s portfolio securities, (and information on how the Funds voted proxies during the period ending June 30, 2009) is available without charge, upon request, (i) by calling 800-925-2870; (ii) on the Company’s website at www.tdxindependencefunds.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

     The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 800-925-2870. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

     Information about each Fund’s portfolio holdings is available daily at www.tdxindependencefunds.com.

This Page is Intentionally Left Blank

     This report is intended for the shareholders of the TDX Independence Exchange-Traded Funds (“TDX Independence ETFs”). It may not be distributed to prospective Investors unless it is preceded or accompanied by the current prospectus.

     An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing. For this and more complete information about the fund call 800.925.2870 or visit the website www.tdxindependencefunds.com. Please read the prospectus carefully before investing.

     There are risks involved with investing in exchange-traded funds including possible loss of money. TDX Independence ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

     Investments in small and medium capitalization companies will be subject to higher volatility than larger, more established companies.

     Investments in foreign securities will be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

     Investments in fixed income securities will be subject to certain risks as well. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

     There is no assurance that the investment process will consistently lead to successful investing. Diversification does not eliminate the risk of experiencing investment losses.

     The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

     TDX Independence ETFs are distributed by ALPS Distributors, Inc., member of FINRA, which is neither affiliated with TDX Independence Funds, Inc. or any other affiliate, nor is it affiliated with The Bank of New York Mellon, Amerivest Investment Management, LLC, or TDAM USA Inc.

     “Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

     Investors should note that although target date funds aim to preserve capital as the target date approaches, there no guarantee that the fund will achieve this objective.

TDX000549

TDX Independence Funds, Inc.

INVESTMENT ADVISOR
XShares Advisors LLC
420 Lexington Avenue
Suite 2550
New York, NY 10170

INVESTMENT SUB-ADVISORS
Amerivest Investment Management, LLC
1005 North Ameritrade Place
Bellevue, NE 68005

TDAM, USA Inc.
161 Bay Street, 35th Floor
TD Canada Trust Tower
Toronto, Ontario Canada M5J 2T2

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Eisner LLP
750 Third Avenue
New York, NY 10017

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Items 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)      Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)      Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TDX Independence Funds, Inc.

By:	/s/ David M. Kelley
Name:	David M. Kelley

Title:	President and Chief Executive Officer

Date:	March 26, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Kelley
Name:	David M. Kelley

Title:	President and Chief Executive Officer

Date:	March 26, 2010

By:	/s/ James J. McCluskey
Name:	James J. McCluskey

Title:	Secretary, Treasurer, Chief Financial Officer and Controller

Date:	March 26, 2010